SCHWAB ONESOURCE ANNUITY®

A flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity, formerly the Schwab Signature Annuity (the “Contract”) — a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as “Contract” throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. (“Schwab”); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2009 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting Schwab Insurance Services at the above address or phone number. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains other information about us that has been filed electronically with the SEC.

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is:

•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

•	AIM V.I. International Growth Fund – Series I Shares
•	AIM V.I. Mid Cap Core Equity Fund – Series I Shares *
•	AIM Small Cap Equity Fund-Series I Shares *
•	Alger American LargeCapGrowth Portfolio – Class O Shares (formerly Alger American Growth Portfolio)
•	Alger American MidCap Growth Portfolio – Class O Shares
•	AllianceBernstein VPS International Growth Portfolio – Class A Shares
•	AllianceBernstein VPS International Value Portfolio – Class A Shares
•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares
•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares
•	American Century VP Balanced Fund – Class I Shares
•	American Century VP Income & Growth Fund – Class I Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is May 1, 2009.

•	American Century VP Mid Cap Value II Fund – Class II Shares *
•	American Century VP Value Fund – Class I Shares
•	Columbia VIT Marsico 21st Century Fund – Class B Shares *
•	Columbia VIT Small Cap Value Fund – Class B Shares *
•	Delaware VIP Growth Opportunities Series – Standard Class Shares
•	Delaware VIP Small Cap Value Series – Standard Class Shares
•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares
•	DWS Blue Chip VIP – Class A Shares
•	DWS Capital Growth VIP – Class A Shares
•	DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP)
•	DWS Health Care VIP – Class A Shares
•	DWS Large Cap Value VIP – Class A Shares
•	DWS Small Cap Index VIP – Class A Shares
•	Federated Fund for U.S. Government Securities II
•	Franklin Small Cap Value Securities Fund – Class II Shares
•	Janus Aspen Balanced Portfolio – Service Shares[1]
•	Janus Aspen Flexible Bond Portfolio – Service Shares[1]
•	Janus Aspen Growth and Income Portfolio – Service Shares[1]
•	Lazard Retirement Emerging Markets Equity Series Portfolio – Service Class Shares *
•	LVIP Baron Growth Opportunities Fund – Service Shares (formerly Baron Capital Asset Fund)[2]
•	MFS International Value Portfolio – Service Class Shares *
•	MFS Utilities Series – Service Class
•	NVIT Mid Cap Index Portfolio – Class II Shares (formerly GVIT Mid Cap Index Fund)
•	Oppenheimer Global Securities Fund/VA – Non Service Shares
•	Oppenheimer International Growth Fund/VA – Non Service Shares
•	PIMCO VIT High Yield Portfolio – Administrative Class Shares
•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares (formerly PIMCO VIT Low Duration Bond Portfolio)
•	PIMCO VIT Total Return Portfolio – Administrative Class Shares
•	Pioneer Emerging Markets VCT Portfolio – Class II Shares
•	Pioneer Fund VCT Portfolio – Class I Shares
•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares
•	Prudential Series Fund Equity Portfolio – Class II Shares *
•	Prudential Series Fund Natural Resources Portfolio – Class II Shares *
•	Royce Capital Fund Small Cap Portfolio – Service Class Shares *

_________________________

1  As of May 1, 2007, Owners may only invest in the Service Class Sub-Accounts of Janus Portfolios. The Institutional Class Sub-Accounts were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers) effective May 1, 2007. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Institutional Class does not have a Rule 12b-1 Plan (and has lower expenses).

2  As of June 5, 2007, the assets of the Baron Capital Asset Fund were transferred to the LVIP Baron Growth Opportunities Fund. LVIP Baron Growth Opportunities Fund shares were distributed to the Baron Capital Asset Fund shareholders and all outstanding Baron Capital Asset Fund shares were cancelled and the Baron Capital Asset Fund was liquidated.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

•	Schwab MarketTrack Growth Portfolio IITM
•	Schwab Money Market PortfolioTM
•	Schwab S&P 500 Index Portfolio
•	Seligman Communication & Information Fund – Class 2 Shares
•	Sentinel Variable Products Small Company Fund *
•	Sentinel Variable Products Common Stock Fund *
•	Sentinel Variable Products Bond Fund*
•	Touchstone Mid Cap Growth Fund – Class I Shares *
•	Van Eck Insurance Trust Worldwide Bond Fund – Class I Shares *
•	Van Eck Insurance Trust Worldwide Hard Assets Fund – Class S Shares *
•	Van Kampen LIT Comstock – Class I Shares
•	Van Kampen LIT Growth & Income – Class I Shares
•	Wells Fargo Advantage VT Discovery Fund – Class VT Shares
•	Wells Fargo Advantage VT Opportunity Fund – Class VT Shares

*New Portfolios available as of May 1, 2009.

Effective May 1, 2009, Sub-Accounts investing in the following Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares
•	AllianceBernstein VPS Growth Portfolio – Class A Shares
•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares
•	DWS Dreman High Return Equity VIP – Class A Shares
•	Neuberger Berman AMT Regency Portfolio – Class S Shares
•	Third Avenue Value Portfolio – Variable Series Trust Shares

Effective May 1, 2008, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AllianceBernstein VPS Utility Income Portfolio – Class A Shares

Effective May 1, 2007, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Janus Aspen Balanced Portfolio – Institutional Shares
•	Janus Aspen Flexible Bond Portfolio – Institutional Shares
•	Janus Aspen Growth and Income Portfolio –Institutional Shares

Effective May 1, 2006, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. Technology Fund – Series I Shares

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

•	Alger American Balanced Portfolio – Class O Shares
•	American Century VP International Fund – Original Class Shares
•	Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares
•	Federated International Equity Fund II
•	DWS Small Cap Growth VIP – Class A Shares
•	JPMorgan Insurance Trust Small Cap Core Portfolio (formerly the JP Morgan Small Company Portfolio)[3]

Effective April 29, 2005, Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. High Yield Fund – Series I Shares
•	Dreyfus Variable Investment Fund Developing Leaders Portfolio – Initial Shares
•	Janus Aspen Worldwide Portfolio – Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio)

Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSourceAnnuity.

Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus.

Payout Options

The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

Via Internet:

www.schwab.com

_________________________

3  As of April 24, 2009, the assets of the JP Morgan Small Company Portfolio were transferred to the JPMorgan Insurance Trust Small Cap Core Portfolio. JPMorgan Insurance Trust Small Cap Core Portfolio shares were distributed to the JP Morgan Small Company Portfolio shareholders and all outstanding JP Morgan Small Company Portfolio shares were cancelled and the JP Morgan Small Company Portfolio was liquidated.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

Table of Contents

Definitions	6
Fee Table	8
Example	9
Condensed Financial Information	10
Summary	10
How to contact the Annuity Service Center	10
Great-West Life & Annuity Insurance Company	11
The Series Account	11
The Portfolios	12
Meeting Investment Objectives	26
Where to Find More Information About the Portfolios	26
Addition, Deletion or Substitution	26
Application and Initial Contributions	26
Right of Cancellation Period	26
Subsequent Contributions	27
Annuity Account Value	27
Transfers	28
Market Timing and Excessive Trading	28
Automatic Custom Transfers	30
Cash Withdrawals	31
Withdrawals to Pay Investment Manager or Financial Advisor Fees	32
Tax Consequences of Withdrawals	32
Telephone and Internet Transactions	32
Death Benefit	33
Beneficiary	34
Distribution of Death Benefit	35
Charges and Deductions	35
Mortality and Expense Risk Charge	36
Expenses of the Portfolios	36
Premium Tax	36
Other Taxes	36
Payout Options	37
Periodic Withdrawals	37
Annuity Payouts	37
Seek Tax Advice	39
Federal Tax Matters	39
Taxation of Annuities	39
Assignments or Pledges	42
Distribution of the Contracts	42
Voting Rights	42
Rights Reserved by Great-West	43
Legal Proceedings	43
Legal Matters	43
Independent Registered Public Accounting Firm	43
Available Information	44
APPENDIX A—Condensed Financial Information	A-1
Appendix B – Net Investment Factor	B-1

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value—The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions—The amount of money you invest or deposit into your annuity.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity Structure

Your Annuity Account

|

Series Account

Contains the money you contribute

to variable investment options

(the Sub-Accounts).

|

Sub-Accounts

Shares of the Portfolios are held

in Sub-Accounts. There is one

Sub-Account for each Portfolio.

|

Portfolios

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 91st birthday.

Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2 for Contracts issued after April 30, 2004. See “Death Benefit” on page 33.

Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.

Schwab Insurance Services—P.O. Box 7666, San Francisco, CA 94120-9639. The toll-free telephone number is 1-888-311-4887.

Series Account—Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. Sub-Account may be also referred to as “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer—Moving money from and among the Sub-Account(s).

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):	None

Maximum Surrender Charge (as a percentage of amount surrendered):	None

Maximum Transfer Charge:	$25*

* Applicable to each Transfer after the first twelve Transfers each calendar year. Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See "Transfers."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.26%	1.75%[1]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

_________________________

1  The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract, annuitize your Contract OR if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$249	$804	$1,443	$3,475

This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSourceAnnuity through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

How to contact the Annuity Service Center Annuity Service Center P.O. Box 173920 Denver, CO 80217-3920 888-560-5938

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your “Right of Cancellation period” your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page 33.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses.

You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.

This summary highlights some of the more significant aspects of the Schwab OneSourceAnnuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into 80 Sub-Accounts, 60 of which are currently available and 20 of which no longer accept new Contributions or incoming Transfers (including Automatic Custom Transfers). Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Funds Trust—advised by Invesco Aim Advisors, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. High Yield Fund–Series I Shares seeks a high level of current income. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as ‘‘junk bonds.’’ The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Portfolio may invest up to 15% of its total assets in securities of companies located in developing countries. The Portfolio’s investments in the types of securities described in this prospectus varies from time to time, and at any time, the Portfolio may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. International Growth Fund–Series I Shares seeks to provide long-term growth of capital. The Portfolio seeks to meet its objective by investing in a diversified portfolio of international equity securities. The Portfolio focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Portfolio will normally invest in the securities of companies in the developed countries of Western Europe and the Pacific Basin. The Portfolio may invest no more than 20% of its total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

AIM V.I. Technology Fund–Series I Shares investment objective is capital growth. The Portfolio seek to meet its objective by investing ,normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries. The Portfolio considers a company to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within technology-related industries. The principal type of equity securities purchased by the Portfolio is common stocks. Companies in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment, as well as services and service-related companies in information technology.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. Mid Cap Core Equity Fund-Series I Shares seeks long-term growth of capital.  The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the Portfolio’s investments may include synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the Portfolio’s direct investments. Synthetic and derivative instruments that the Portfolio may invest in may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Synthetic and derivative instruments may have the effect of leveraging the Portfolio’s portfolio.  The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest up to 20% of its assets in equity securities of companies that have market capitalizations, at the time of purchase, in other market capitalization ranges. The Portfolio may invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, and high-quality money market instruments, including shares of affiliated money market funds.

AIM V.I. Small Cap Equity Fund-Series I Shares seeks long-term growth of capital. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the Portfolio’s investments may include synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Portfolio’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

The Alger American Fund—advised by Fred Alger Management, Inc. of New York, New York.

Alger American Balanced Portfolio-Class O Shares seeks current income and long term capital appreciation. The Portfolio focuses on stocks of companies that the manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the manager). The Portfolio also may invest up to 10% of its net assets in lower-rated securities rated “B” (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at lest 25% of its net assets in equity securities.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Alger American LargeCap Growth Portfolio-Class O Shares (formerly Alger American Growth Portfolio) seeks long-term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks..

While the foregoing broad policy still applies, the Board of Trustees of the Portfolio has approved further narrowing the Portfolio’s investment focus within this range. Under normal circumstances, the Portfolio invests at least 75% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Portfolio will no longer purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Portfolio will generally limit its investments to between 70 – 100 holdings.

Alger American MidCap Growth Portfolio-Class O Shares seeks long-term capital appreciation. It focuses on midsized companies that the manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell MidCap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio-Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that AllianceBernstein believes are undervalued. AllianceBernstein believes that, over time, a company’s stock price will come to reflect its intrinsic economic value. AllianceBernstein uses a disciplined investment process to evaluate the companies in its extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry. The Portfolio also invests in the high-quality securities of non-U.S. issuers.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio-Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed market expectations over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio has the flexibility to invest across the capitalization spectrum reflecting the Advisor’s internal research.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Growth Portfolio–Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio consists of approximately 100-130 stocks. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States. The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises.

AllianceBernstein VPS International Value Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging-market countries. The Portfolio normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging-market countries worldwide. The Portfolio invests in companies that are determined by the Advisor’s Bernstein unit to be undervalued, using a fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein VPS Real Estate Investment Portfolio-Class A Shares seeks total return from long-term growth of capital and income. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of real estate investment trusts or ‘‘REITs’’ and other real estate industry companies. The Portfolio invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

AllianceBernstein VPS Small/Mid Cap Value Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small-to mid-cap U.S. companies, generally representing 60-125 companies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using its Bernstein unit’s fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market prices of their securities.

AllianceBernstein VPS Utility Income Portfolio-Class A Shares seeks current income and long-term growth of capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and non-U.S. utility companies, although the Portfolio will limit its investments in issuers in any one non-U.S. country to no more than 15% of its total assets. The Portfolio invests at least 65% of its net assets in income-

producing securities, but there is otherwise no limit on the allocation of the Portfolio’s investments between equity securities and fixed-income securities. The portfolio may maintain up to 35% of its net assets in lower-rated securities.

Effective May 1, 2008, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century Variable Portfolios, Inc.—advised by American Century( Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Class I Shares seeks long-term capital growth and current income by investing 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund – Class I Shares seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for the Portfolio, the managers select primarily from large publicly traded U.S. companies. The managers use quantitative models to construct the portfolio of stocks for the Portfolio.

American Century VP International Fund – Class I Sharesseeks capital growth by investing primarily in equity securities of foreign companies located in at least three developed countries (excluding the United States). American Century Global Investment Management, Inc. is the adviser for the Portfolio.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund - Class I Shares seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Portfolio, the portfolio managers look for companies of all sizes, whose stock price may not reflect the company’s value. The managers attempt to purchase stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

American Century VP Mid Cap Value II – Class IIShares seeks long-term capital growth by selecting companies whose stock price may not reflect the companies’ value. The managers hold these undervalued companies until the stock price has increased to, or is higher than, a level the managers believe more accurately reflects fair value. Income is a secondary objective.

Columbia Funds Variable Insurance Trust I – advised by Columbia Management Advisors, LLC of Boston, Massachusetts.

Columbia VIT Marsico 21st Century Fund-Class B Shares seeks long term growth of capital. The Portfolio invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Portfolio may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Portfolio may invest without limit in foreign securities, including in emerging markets securities. The Portfolio also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Columbia Funds Variable Trust -advised by Columbia Management Advisors, LLC of Boston, Massachusetts.

Columbia VIT Small Cap Value Fund-Class B Shares seeks long term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000®Value Index at the time of purchase (between $29 million and $3.1 billion as of September 30, 2008), that the Advisor believes are undervalued. The Portfolio may invest up to 20% of total assets in foreign securities.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Growth Opportunities Series–Standard Class Shares seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Portfolio’s investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio’s investment. The Portfolio may also invest in securities that are convertible into common stocks. In selecting stocks for the Portfolio, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.

Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation by investing under normal circumstances, at least 80% of the Portfolio’s net assets will be in investments of small-capitalization companies. For the purposes of this Portfolio, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward, are investment considerations for the Portfolio.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the S&P 400, the portfolio’s benchmark, is a primary goal of the investment process. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. Fayez Sarofim & Co. is the sub-advisor to this Portfolio and, as such, provides day-to-day management. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. In choosing stocks, the Portfolio first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the Portfolio then seeks companies within these sectors that have proven track records and dominant positions in their industries. The Portfolio also may invest in companies which it considers undervalued in terms of earnings, assets or growth prospects. (The Sub-Investment Adviser is Fayez Sarofim & Co.)

Dreyfus Variable Investment Fund Growth and Income Portfolio-Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue its goal, the Portfolio normally invests primarily in stocks of domestic and foreign issuers. The Portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts. The portfolio managers create a broadly diversified portfolio for the Portfolio that includes a blend of growth and dividend paying stocks. In choosing securities, the portfolio managers use a “growth style” of investing as well as focusing on dividend paying stocks and other investments and investment techniques that provide income. The Portfolio’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The portfolio managers choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. In selecting securities, the portfolio managers seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the Portfolio’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company. The portfolio managers monitor the stocks in the Portfolio, and consider selling a security if the company’s business momentum deteriorates or valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers’ rationale for owning it, such as deterioration in the company’s financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere, or if the portfolio managers change the portfolio’s industry or sector weightings.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Developing Leaders Portfolio-Initial Shares seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services, or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with total market capitalizations of less than $2 billion at the time of purchase. Because the Portfolio may continue to hold a security whose market capitalization grows, a substantial portion of the Portfolio’s holdings can have market capitalizations in excess of $2 billion at any given time. The Portfolio’s investments may include common stocks, preferred stocks and convertible securities. The portfolio managers will select stocks through a “bottom-up” approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model which measures more than 40 stock characteristics to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, through a “bottom-up” approach, the portfolio managers will focus on stock selection as opposed to making proactive decisions about industry or sector exposure. The portfolio managers will attempt to construct a portfolio that has exposure to industries and market capitalizations that is generally similar to the Portfolio’s benchmark.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP–Class A Shares seeks to provide long-term growth of capital. The Portfolio normally invests at least 65% of total assets in equities, mainly common stocks of US companies. Although the Portfolio can invest in companies of any size, it intends to invest primarily in companies whose market capitalizations are similar in size to the companies in the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) or the Russell 1000® Growth Index (as of December 31, 2008, the S&P 500 Index and the Russell 1000® Growth Index had median market capitalizations of $6.4 billion and $3.3 billion, respectively). The Portfolio may also invest in other types of equity securities, such as preferred stocks or convertible securities. In choosing stocks, the portfolio managers begin by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. The portfolio managers also apply fundamental techniques to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by the portfolio managers may change over time. The portfolio managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio’s emphasis on a given industry.

DWS Health Care VIP–Class A Shares under normal circumstances, the Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Blue Chip VIP–Class A Shares seeks growth of capital and income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers consider to be “blue chip” companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management.

DWS Dreman High Return Equity VIP–Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers believe are undervalued. Sub-advised by Dreman Value Management LLC.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Dreman Small Mid Cap Value VIP–Class A Shares (formerlyDWS Dreman Small Cap Value VIP) seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management LLC.

DWS Large Cap Value VIP–Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the Portfolio managers believe are undervalued. Sub-advised by Deutsche Asset Management International GmbH.

DWS Small Cap Growth VIP–Class A Shares seeks maximum appreciation of investors’ capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.

DWS Small Cap Index VIP–Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index, which emphasizes stock of small US companies. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series

Federated Fund for U.S. Government Securities II seeks to provide current income. The Portfolio’s overall strategy is to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities (including mortgage-backed securities issued or guaranteed by United States government agencies or instrumentalities), investment-grade non-governmental mortgage-backed securities and related derivative contracts. Advised by Federated Equity Management Company of Pittsburgh, Pennsylvania.

Federated International Equity Fund II seeks to obtain a total return on its assets. The Portfolio’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Portfolio expects that changes in market value will comprise the largest component of its total return. The Portfolio pursues its investment objective by investing primarily in equity securities of companies based outside the United States. The Portfolio’s investment adviser uses a “bottom-up” approach to stock selection and selection of industry and country are secondary considerations. The Portfolio is not limited to investing according to any particular style, size of company or maintaining minimum allocations to any particular region or country. However, the adviser anticipates that normally the Portfolio will primarily invest in mid- to large-capitalization companies based outside the United States that have been selected using the growth style of stock selection. Advised by Federated Global Investment Management Company of New York, New York.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust—advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Franklin Small Cap Value Securities Fund–Class II Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio–Institutional Sharesseeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Flexible Bond Portfolio–Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Growth and Income Portfolio-Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the Portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Janus Aspen Worldwide Growth Portfolio)seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Balanced Portfolio–Service Sharesseeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Growth and Income Portfolio–Service Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the Portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

J.P. Morgan Series Trust II—advised by J.P. Morgan Investment Management Inc. of New York, New York.

JP Morgan Insurance Trust Small Cap Core Portfolio (formerly the JP Morgan Small Company Portfolio) seeks capital growth over the long term. Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus the amount of borrowing for investment purposes) in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase. Market capitalization is the total market value of a company’s shares.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Lazard Retirement Series – advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Series Portfolio-Service Shares seeks long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund–Service Class (formerly Baron Capital Asset Fund) seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

MFS Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS Utilities Series–Service Class seeks total return. The Portfolio’s objective may be changed without shareholder approval. MFS normally invests at least 80% of the Portfolio’s net assets in securities of issuers in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). MFS primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. MFS primarily invests the Portfolio’s investments in debt instruments in investment grade debt instruments, but may also invest in lower quality debt instruments. MFS may invest the Portfolio’s assets in companies of any size. MFS may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments. MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. MFS may engage in active and frequent trading in pursuing the Portfolio's principal investment strategies. In response to market, economic, political, or other conditions, MFS may depart from the Portfolio’s principal investment strategies by temporarily investing for defensive purposes.

MFS Variable Insurance Trust II -advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS International Value-Service Class Shares seeks capital appreciation. MFS normally invests the Portfolio’s assets primarily in foreign equity securities, including emerging market equity securities. MFS may invest a relatively high percentage of the Portfolio’s assets in a single country, a small number of countries, or a particular geographic region. MFS focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS may invest the Portfolio’s assets in companies of any size. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments. MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. MFS may engage in active and frequent trading in pursuing the Portfolio's principal investment strategies. In response to market, economic, political, or other conditions, MFS may depart from the Portfolio’s principal investment strategies by temporarily investing for defensive purposes.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of Conshohocken, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Portfolio-Class II Shares(formerlyGVIT Mid Cap Index Fund) seeks capital appreciation. Under normal conditions, the Portfolio invests at least 80% of the value of its net assets in a statistically selected sample of equity securitiesof companies included in the S&P 400® and in derivativeinstruments linked to the S&P 400®, primarily futures contracts.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio–Class S Shares seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA–Non-Service Shares seeks capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities. Under normal market conditions, the Portfolio invests mainly in common stocks of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The Portfolio is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

Oppenheimer International Growth Fund/VA–Non-Service Shares seeks long-term capital appreciation by investing under normal circumstances, at least 65% of its total assets in equity securities of issuers in at least three different countries outside of the United States. The Portfolio currently invests mainly in common stocks of foreign growth companies listed on foreign stock exchanges. They can include both smaller, less-well-known companies and larger, more established companies that the portfolio manager believes have favorable prospects for capital growth relative to the market. The Portfolio does not limit its investments to issuers within a specific market capitalization range. It can invest up to 25% of its total assets in emerging markets and can invest without limit in developed markets throughout the world. The Portfolio may increase the relative emphasis of its investments in one or more industries, countries, or regions from time to time, such as Europe or Asia, for example. The Portfolio can also buy preferred stocks, securities convertible into common stocks and other securities having equity features. The Portfolio can invest up to 20% of its total assets in debt securities when the Portfolio manager believes that it is appropriate to do so in order to seek the Portfolio’s objective. The Portfolio typically does not invest in debt securities to a significant degree. The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risk.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which, as of March 31, 2008 was 4.64 years. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will limit its exposure to foreign currency (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks.

PIMCO VIT Low Duration Portfolio–Administrative Class Shares (formerlyPIMCO VIT Low Duration Bond Portfolio) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high- yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may also invest up to 10% of its total assets in preferred stocks. The Portfolio may also invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three-to six-year frame based on PIMCO’s forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The average portfolio duration normally varies within  two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index.

Pioneer Variable Contracts Trust.—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Emerging Markets VCT–Class II Shares seeks long term growth of capital. The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth. The Portfolio seeks reasonable income and capital growth by investing primarily in the equity securities of U.S. companies.

Pioneer Growth Opportunities VCT Portfolio–Class I Shares seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in equity securities of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-sized companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month and are not less than the smallest company within the index. The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), warrants and rights.

Prudential Series Fund is managed by Prudential Investments LLC of Newark, New Jersey and sub-advised by Jennison Associates, LLC of New York, NY and ClearBridge Advisors LLC of New York, New York.

Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital by investing in common stock of major established companies as well as smaller companies. The Portfolio considers major established companies to be those companies with market capitalizations within the market capitalization range of the Russell 1000® Index (measured as of the time of purchase). As of January 31, 2009, the Russell 1000® Index had an average market capitalization of $72.9 billion and the largest market capitalization was $421.8 billion.

Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital by investing in common stocks and convertible securities of natural resource companies and in securities that are related to the market value of some natural resource (asset-indexed securities).

Royce Capital Fund – managed by Royce & Associates, LLC of New York, New York.

Royce Capital Fund Small Cap Portfolio-Service Class Shares seeks long-term growth of capital. The Portfolio invests its assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. The Portfolio manager generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Portfolio invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II™seeks to provide high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation. The Board of Trustees of the Portfolio approved participation in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Department of the Treasury (the “Treasury”).

Under the Program, the Treasury will guarantee the share price of shares of the Portfolio outstanding as of September 19, 2008 at $1.00 per share if the Portfolio’s net asset value falls below $0.995 (a “Guarantee Event”). Recovery under the Program is subject to certain conditions and limitations, including the following:

•

For each shareholder of the Portfolio, the Program provides a guarantee for the lesser of (a) the number of shares of the Portfolio owned by the shareholder at the close of September 19, 2008, or (b) the number of shares of the Portfolio owned by the shareholder on the date of the Guarantee Event. The Program does not protect investors who were not shareholders of the Portfolio on September 19, 2008.

•

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

•	Recovery under the Program requires the Portfolio to liquidate.

•	In order to recover, a Guarantee Event must occur during the term of the Program, including any extension of the Program. The Program expires September 18, 2009.

There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor’s Composite Stock Price Index (the S&P 500).

Seligman Portfolios, Inc.—advised by RiverSource Investments, LLC of New York , New York.

Seligman Communications and Information Fund–Class 2 Shares seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information, and related industries. The Portfolio may invest in companies of any size.

Sentinel Variable Products Trust – advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Small Company Fund seeks growth of capital. The Small Company Fund normally invests at least 80% of its net assets in small-capitalization companies. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. For this purpose, small companies are considered to be companies that have, at the time of purchase, market capitalizations of less than $3 billion. The Portfolio invests primarily in common stocks of small companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The weighted median market capitalization of the Portfolio’s holdings as of March 31, 2008 was $1.38 billion. Market capitalization is the total value of all the outstanding shares of common stock of a company.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole. The Portfolio normally invests at least 80% of its net assets in common stocks. This principal investment strategy is a non-fundamental policy that may not be changed without 60 days’ prior written notice to the Portfolio’s shareholders. The Portfolio invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, most of which pay regular dividends. When appropriate, the Portfolio also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk. The Portfolio invests mainly in investment grade bonds. The Portfolio will invest exclusively in fixed-income securities, and to a limited extent in related derivatives. At least 80% of the Portfolio’s assets will normally be invested in the following types of bonds: (1) Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody’s, Standard & Poor’s or any other nationally recognized statistical rating organization; (2) Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including the mortgage-backed securities and dollar roll transactions described for the Balanced Portfolio; (3) Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and (4) Debt obligations of domestic banks or bank holding companies, even though not rated by Moody’s or Standard & Poor’s, that Sentinel believes have investment qualities comparable to investment-grade corporate securities. The Portfolio’s policy of investing, under normal circumstances, at least 80% of its assets in bonds is a nonfundamental policy that may not be changed without 60 days’ prior notice to the Portfolio’s shareholders. The Portfolio may also invest in other fixed-income securities, such as straight or convertible debt securities and straight or convertible preferred stocks. The Portfolio will invest no more than 20% of its total assets in lower quality bonds, sometimes called “junk bonds.” These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor’s or below Baa by Moody’s, or are unrated but considered by Sentinel to be of comparable credit quality. Up to 25% of the Portfolio’s assets may be invested in securities within a single industry. The Portfolio utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio–Variable Series Trust Shares -seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies believed to be without significant liabilities in comparison to their liquid resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield and distressed securities) that the adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio’s investments at any time will depend on the industries and types of securities the adviser believes hold the most value within the Portfolio’s investment strategy.

HIGH-YIELD AND DISTRESSED RISK. The Portfolio's investments in high-yield securities (commonly known as "junk bonds") may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments.  The Portfolio also invests in distressed securities, which Third Avenue considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.  The Portfolio’s investments in distressed securities typically involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

Touchstone Mid Cap Growth Fund – Class I Shares seeks to increase the value of Portfolio shares as a primary goal and to earn income as a secondary goal. Under normal circumstances, the Portfolio will invest at least 80% of its assets in common stocks of mid cap companies. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. A mid cap company has a market capitalization between $1.5 billion and $12 billion. The Portfolio may also invest in companies in the technology sector.

Van Eck Worldwide Insurance Trust – advised by Van Eck Associates Corporation of New York New York.

Van Eck Insurance Trust Worldwide Bond Fund–Class I Shares seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Van Eck Insurance Trust Worldwide Hard Assets Fund–Class S Shares seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration.

Van Kampen Life Investment Trust—advised by Van Kampen Asset Management, a wholly-owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock–Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Growth and Income–Class I Shares seeks long-term growth of capital and income. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.

Wells Fargo Advantage VT Discovery Fund–Class VT Shares seeks long-term capital appreciation. The Portfolio invests in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Wells Fargo Advantage VT Opportunity Fund–Class VT Shares seeks long-term capital appreciation. The Portfolio invests principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell MidCap® Index. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.com/annuities.

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity has a cash value of at least $5,000.

The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 9412-9639.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

•	Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.
•	After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account's value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center or through the Internet at www.schwab.com/annuity where you will be redirected to a Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. ET. Any Transfer request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•

You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com/annuity or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you (for Contracts issued on or after April 30, 2004).

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service ("IRS"). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 39.

Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page 35 of this Prospectus.

If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

For Contracts issued on or after April 30, 2004, if you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Notthe Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Isthe Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or
•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page 31.

Annuity Payouts

You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the uncovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Code if, for a period of at least twelve months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred. Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract. Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 101 Montgomery Street, San Francisco, California 94104.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page 36 of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which reports express an unqualified opinion on the financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and of the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and subsidiaries and includes an explanatory paragraph referring to the change in method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and change in method of accounting for defined benefit and other post retirement plans as required by accounting guidance which was adopted on December 31, 2006, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

1-888-560-5938

Internet: www.schwab.com/annuity

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payouts;
•	postponement of payouts;
•	services;
•	withholding; and
•	financial statements.

APPENDIX A—Condensed Financial Information - Selected Data for Accumulation Units

Outstanding Through Each Period for the Periods Ended December 31

Portfolio (0.65)	2008	2007	2006	2005	2004	2003	2002	2001
AIM V.I. High Yield Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.67 9.36 24,464	12.60 12.67 29,514	11.45 12.60 44,456	11.22 11.45 64,746	10.19 11.22 195,459	8.20 10.19 211,687	8.34 8.20 155,933	10.00 8.34 60,110
AIM V.I. INTERNATIONAL GROWTH Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.67 7.50 324,263	11.11 12.67 358,055	10.00 11.11 90,866
AIM V.I. Technology Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	6.80 3.75 34,681	6.35 6.80 37,683	5.79 6.35 46,119	5.70 5.79 136,780	5.48 5.70 92,750	3.81 5.48 87,469	7.19 3.81 50,271	10.00 7.19 35,530
Alger American Balanced Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.00 8.81 53,266	11.64 13.00 67,736	11.19 11.64 83,844	10.39 11.19 99,107	10.00 10.39 110,809	8.45 10.00 109,440	9.70 8.45 53,444	10.00 9.70 10,478
Alger American Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.55 6.18 623,431	9.69 11.55 604,526	9.28 9.69 254,412	8.34 9.28 240,350	7.95 8.34 191,268	5.92 7.95 198,997	8.90 5.92 147,192	10.00 8.90 110,022
Alger American MidCap Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	21.06 8.71 246,849	16.11 21.06 267,747	14.72 16.11 142,638	13.49 14.72 133,009	12.01 13.49 89,777	10.00 12.01 64,304
AllianceBERNSTEIN VPS Growth & Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.44 7.93 511,761	12.87 13.44 575,180	11.04 12.87 521,544	10.60 11.04 546,779	9.57 10.60 480,706	7.27 9.57 326,171	9.39 7.27 240,038	10.00 9.39 98,944
AllianceBERNSTEIN VPS Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.51 6.58 160,266	10.25 11.51 163,565	10.43 10.25 145,165	9.38 10.43 144,178	8.23 9.38 98,192	6.13 8.23 45,080	8.58 6.13 8,011	10.00 8.58 3,673
AllianceBERNSTEIN VPS International Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	18.08 9.19 1,128,393	15.41 18.08 1,106,315	12.21 15.41 753,304	10.00 12.21 284,652

Portfolio (0.65)	2008	2007	2006	2005	2004	2003	2002	2001
AllianceBernstein VPS INTERNATIONAL VALUE Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.87 5.52 1,032,153	11.29 11.87 985,118	10.00 11.29 536,762
AllianceBernstein VPS Real Estate Investment Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	26.60 16.99 293,191	31.21 26.60 303,381	23.31 31.32 380,707	21.01 23.31 340,144	15.59 21.01 352,239	11.27 15.59 232,851	11.05 11.27 218,785	10.00 11.05 48,102
AllianceBernstein VPS SMALL/MIDCAP VALUE Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.59 6.78 149,686	10.48 10.59 127,516	10.00 10.48 74,541
AllianceBernstein VPS Utility Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	27.07 17.05 93,858	22.27 27.07 153,186	18.11 22.27 132,645	15.71 18.11 115,031	12.72 15.71 87,579	10.68 12.72 17,023	10.00 10.68 360
American Century VP Balanced Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.87 10.98 258,667	13.31 13.87 279,804	12.22 13.31 130,725	11.72 12.22 142,758	10.75 11.72 69,291	10.00 10.75 18,397
American Century VP Income & Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.99 8.44 258,194	13.08 12.99 297,967	11.25 13.08 324,260	10.82 11.25 356,076	9.64 10.82 243,033	7.50 9.64 108,794	9.36 7.50 35,723	10.00 9.36 3,158
American Century VP International Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.16 8.31 197,635	12.92 15.16 244,293	10.40 12.92 309,359	9.25 10.40 454,100	8.10 9.25 245,812	6.55 8.10 189,050	8.27 6.55 111,688	10.00 8.27 76,030
American Century VP Value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.17 11.03 525,215	16.09 15.17 561,777	13.65 16.09 457,477	13.08 13.65 304,382	11.52 13.08 144,996	10.00 11.52 27,978
LVIP Baron Growth Opportunities Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.67 10.69 363,927	17.20 17.67 369,577	14.99 17.20 292,654	14.59 14.99 262,841	11.69 14.59 182,068	10.00 11.69 17,381
Delaware VIP GROWTH OPPORTUNITIES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.25 8.42 30,071	12.70 14.25 32,435	12.02 12.70 21,480	10.00 12.02 1,520

Portfolio (0.65)	2008	2007	2006	2005	2004	2003	2002	2001
Delaware VIP Small Cap Value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	19.88 13.85 442,953	21.43 19.88 505,999	18.57 21.43 536,386	17.08 18.57 502,117	14.15 17.08 394,682	10.03 14.15 249,520	10.71 10.03 173,852	10.00 10.71 58,778
NVIT Mid Cap Index Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.66 11.12 349,218	16.55 17.66 322,355	15.18 16.55 278,447	13.66 15.18 258,942	11.90 13.66 160,964	10.00 11.90 51,182
Dreyfus IP MidCap Stock Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.51 9.18 96,891	15.38 15.51 77,463	14.37 15.38 67,381	13.24 14.37 66,741	11.64 13.24 27,877	10.00 11.64 12,740
Dreyfus VIF Appreciation Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.11 9.17 112,535	12.31 13.11 72,993	10.64 12.31 50,967	10.26 10.64 12,987	10.00 10.26 1,164
Dreyfus VIF Developing Leaders Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.90 6.76 42,004	12.34 10.90 53,185	11.97 12.34 59,823	11.39 11.97 74,812	10.29 11.39 95,104	7.87 10.29 103,251	9.79 7.87 99,056	10.00 9.79 46,287
Dreyfus VIF Growth & Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.70 6.93 52,300	10.86 11.70 63,319	9.54 10.86 89,397	9.29 9.54 95,759	8.70 9.29 67,786	6.92 8.70 68,659	9.33 6.92 49,093	10.00 9.33 10,283
DWS BLUE CHIP VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.25 8.10 336,841	12.89 13.25 355,527	11.22 12.89 230,375	10.00 11.22 5,353
DWS Capital Growth VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.87 7.24 269,933	9.72 10.87 158,110	9.01 9.72 127,485	8.32 9.01 95,364	7.76 8.32 71,284	6.15 7.76 51,873	8.75 6.15 28,641	10.00 8.75 13,756
DWS DREMAN HIGH RETURN EQUITY VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.43 6.67 421,035	12.74 12.43 438,186	10.80 12.74 377,407	10.00 10.80 47,366
DWS Dreman Small MID Cap Value VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.86 7.19 285,561	10.61 10.86 212,566	10.00 10.61 129,998

Portfolio (0.65)	2008	2007	2006	2005	2004	2003	2002	2001
DWS HEALTH CARE VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.05 9.19 173,582	10.71 12.05 130,954	10.00 10.71 46,559
DWS LARGE CAP VALUE VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.51 8.54 292,439	12.02 13.51 123,301	10.48 12.02 34,057	10.00 10.48 8,634
DWS Small Cap Growth VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.69 4.86 34,774	9.19 9.69 38,655	8.78 9.19 47,398	8.26 8.78 72,322	7.49 8.26 49,295	5.67 7.49 49,656	8.57 5.67 16,037	10.00 8.57 12,369
DWS Small Cap Index VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	16.00 10.47 348,027	16.42 16.00 316,371	14.06 16.42 251,429	13.57 14.06 203,820	11.60 13.57 198,752	7.98 11.60 144,944	10.11 7.98 82,187	10.00 10.11 36,498
Federated Fund For U.S. Government Securities II Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.39 12.84 1,100,270	11.73 12.39 920,253	11.34 11.73 821,502	11.19 11.34 668,822	10.87 11.19 497,189	10.69 10.87 412,149	10.00 10.69 396,638
Federated International Equity II Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.49 6.73 53,318	11.47 12.49 74,232	9.71 11.47 111,713	8.96 9.71 112,499	7.91 8.96 121,960	6.03 7.91 69,817	7.86 6.03 14,363	10.00 7.86 2
FRANKLIN SMALL CAP VALUE SECURITIES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.89 6.58 63,234	10.20 9.89 46,600	10.00 10.20 17,025
JANUS ASPEN BALANCED INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.70 12.29 326,669	13.38 14.70 457,592	12.17 13.38 410,633	11.34 12.17 118,970	10.52 11.34 43,902	10.00 10.52 4,320
JANUS ASPEN BALANCED SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.43 8.70 884,011	10.00 10.43 462,895
Janus Aspen Flexible Bond INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.92 14.66 399,652	13.09 13.92 577,297	12.64 13.09 610,869	12.48 12.64 598,874	12.08 12.48 426,085	11.43 12.08 393,593	10.41 11.43 466,619	10.00 10.41 229,005

Portfolio (0.65)	2008	2007	2006	2005	2004	2003	2002	2001
Janus Aspen Flexible Bond SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.43 10.96 728,938	10.00 10.43 449,917
Janus Aspen Growth & Income INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.99 5.84 457,014	9.24 9.99 723,753	8.61 9.24 938,104	7.72 8.61 501,067	6.94 7.72 119,647	5.53 6.94 42,844	8.38 5.53 23,980	10.00 8.38 14,808
Janus Aspen Growth & Income SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.23 5.97 518,250	10.00 10.23 285,568
Janus Aspen Worldwide Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.81 5.94 46,232	9.93 10.81 50,735	8.45 9.93 95,133	8.04 8.45 99,045	7.72 8.04 105,638	6.27 7.72 175,709	8.47 6.27 120,211	10.00 8.47 99,987
JPMorgan Small Company Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.32 9.67 52,666	15.28 14.32 76,599	13.37 15.28 116,376	13.01 13.37 110,664	10.30 13.01 121,181	7.62 10.30 158,324	9.79 7.62 75,297	10.00 9.79 73,404
MFS UTILITIES SERIES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.00 6.32 35,422
Neuberger Berman AMT Regency Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.47 5.62 63,969	10.22 10.47 43,755	10.00 10.22 26,542
Oppenheimer Global Securities VA Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.30 10.28 736,025	16.38 17.30 899,043	14.01 16.38 814,352	12.34 14.01 721,098	10.42 12.34 456,727	7.33 10.42 207,129	9.48 7.33 101,358	10.00 9.48 28,571

Portfolio (0.65)	2008	2007	2006	2005	2004	2003	2002	2001
Oppenheimer INTERNATIONAL GROWTH VA Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.16 9.78 474,279	15.34 17.16 518,247	11.80 15.34 380,588	10.00 11.80 104,291
PIMCO VIT high yield Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	16.63 12.64 664,816	16.16 16.63 791,747	14.92 16.16 543,303	14.42 14.92 364,562	13.25 14.42 313,009	10.85 13.25 235,769	10.00 10.85 18,423
PIMCO VIT Low Duration Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.11 10.99 1,953,457	10.41 11.11 1,774,132	10.08 10.41 1,403,417	10.04 10.08 1,225,999	9.93 10.04 757,116	10.00 9.93 287,572
PIMCO VIT TOTAL RETURN Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.23 11.69 4,137,479	10.39 11.23 3,213,388	10.08 10.39 2,268,757	10.00 10.08 300,771
pioneer EMERGING MARKETS VCT Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.00 4.43 79,046
pioneer fund VCT Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.76 7.68 215,585	11.27 11.76 135,937	9.73 11.27 74,298	9.22 9.73 63,128	8.62 9.22 29,900	6.95 8.62 20,595	9.45 6.95 4,202	10.00 9.45 429
PIONEER GROWTH OPPORTUNITIES VCT Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.31 5.97 30,155	9.75 9.31 25,830	10.00 9.75 24,255
pioneer MID CAP VALUE VCT Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.14 7.33 77,853	10.64 11.14 74,959	10.00 10.64 11,428
pioneer Small C AP Value VCT Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.45 10.75 156,984	18.87 17.45 166,963	16.92 18.87 199,972	14.82 16.92 172,982	12.19 14.82 163,561	10.00 12.19 19,606
Schwab MarketTrack Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.02 9.56 851,786	13.35 14.02 828,014	11.69 13.35 553,378	11.12 11.69 285,063	10.03 11.12 213,302	7.95 10.03 169,578	9.47 7.95 89,844	10.00 9.47 64,405

Portfolio (0.65)	2008	2007	2006	2005	2004	2003	2002	2001
Schwab Money Market Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.32 11.48 8,949,505	10.88 11.32 6,276,882	10.47 10.88 4,276,333	10.25 10.47 2,708,383	10.23 10.25 2,130,238	10.22 10.23 2,208,675	10.15 10.22 3,373,801	10.00 10.15 1,500,043
Schwab S&P 500 index Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.44 7.84 3,857,936	11.89 12.44 3,348,543	10.35 11.89 2,814,209	9.95 10.35 2,315,440	9.06 9.95 2,177,686	7.11 9.06 1,389,111	9.23 7.11 769,309	10.00 9.23 428,098
SELIGMAN COMMUNICATIONS & INFORMATION Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.15 7.68 74,712	10.62 12.15 112,501	10.00 10.62 50,082
third avenue value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.77 5.47 1,004,049	10.33 9.77 867,622	10.00 10.33 453,625
VAN KAMPEN LIT COMSTOCK Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.95 7.63 118,667	12.27 11.95 117,816	10.62 12.27 107,806	10.00 10.62 19,969
VAN KAMPEN LIT GROWTH & INCOME Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.01 8.78 534,448	12.74 13.01 357,681	11.03 12.74 266,330	10.00 11.03 49,549
WELLS FARGO ADVANTAGE vt DISCOVERY Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.86 6.56 208,456	9.76 11.86 240,879	8.57 9.76 142,197	7.87 8.57 103,024	6.65 7.87 87,046	4.98 6.65 92,408	8.03 4.98 77,343	10.00 8.03 27,603
WELLS FARGO ADVANTAGE vt OPPORTUNITY Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.99 8.32 154,365	13.20 13.99 150,979	11.84 13.20 126,802	11.05 11.84 140,863	9.41 11.05 153,430	6.91 9.41 174,504	9.50 6.91 167,207	10.00 9.50 113,694

Portfolio (0.70)	2008	2007	2006	2005	2004	2003	2002	2001
AIM V.I. INTERNATIONAL GROWTH Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.66 7.49 26,078	11.11 12.66 37,408	10.00 11.11 51,223
AIM V.I. High Yield Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.63 9.32 20,313	12.56 12.63 23,264	11.43 12.56 28,326	11.20 11.43 57,847	10.17 11.20 74,732	8.19 10.17 96,851	8.36 8.19 61,147	10.00 8.36 35,883
AIM V.I. Technology Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	6.78 3.73 34,795	6.34 6.78 43,714	5.78 6.34 59,520	5.69 5.78 72,161	5.48 5.69 126,127	3.79 5.48 130,598	7.19 3.79 17,597	10.00 7.19 8,092
Alger American Balanced Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.95 8.78 72,980	11.61 12.95 83,851	11.16 11.61 100,959	10.37 11.16 207,288	9.98 10.37 269,868	8.45 9.98 307,918	9.70 8.45 169,538	10.00 9.70 44,719
Alger American Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.51 6.16 158,263	9.67 11.51 208,329	9.26 9.67 194,217	8.32 9.26 219,926	7.94 8.32 252,765	5.92 7.94 263,150	8.89 5.92 137,994	10.00 8.89 53,244
Alger American MidCap Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	21.01 8.69 43,857	16.08 21.01 77,107	14.71 16.08 64,232	13.48 14.71 63,719	12.01 13.48 56,300	10.00 12.01 70,403
AllianceBERNSTEIN VPs Growth & Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.39 7.90 247,617	12.83 13.39 311,858	11.02 12.83 331,146	10.58 11.02 407,125	9.56 10.58 484,141	7.26 9.56 439,663	9.38 7.26 215,640	10.00 9.38 74,454
AllianceBERNSTEIN VPs Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.47 6.55 57,966	10.22 11.47 124,518	10.40 10.22 113,566	9.36 10.40 140,601	8.21 9.36 127,537	6.12 8.21 71,698	8.58 6.12 33,931	10.00 8.58 11,322
AllianceBERNSTEIN VPS International Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	18.06 9.17 177,796	15.39 18.06 193,982	12.20 15.39 164,349	10.00 12.20 104,810
AllianceBERNSTEIN VPS International VALUE Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.86 5.52 138,707	11.29 11.86 162,291	10.00 11.29 141,998

Portfolio (0.70)	2008	2007	2006	2005	2004	2003	2002	2001
AllianceBernstein VPS Real Estate Investment Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	26.51 16.93 77,008	31.23 26.51 92,149	23.26 31.23 168,132	20.97 23.26 179,859	15.57 20.97 215,232	11.26 15.57 244,925	11.05 11.26 111,891	10.00 11.05 16,327
AllianceBernstein VPS SMALL/MIDCAP VALUE Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.58 6.77 22,426	10.48 10.58 27,361	10.00 10.48 23,137
AllianceBernstein VPS Utility Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	27.01 17.01 40,513	22.23 27.01 68,688	18.09 22.23 76,926	15.70 18.09 70,047	12.71 15.70 52,056	10.68 12.71 35,164	10.00 10.68 5,853
American Century VP Balanced Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.84 10.95 29,848	13.28 13.84 37,751	12.20 13.28 38,504	11.71 12.20 59,183	10.74 11.71 36,909	10.00 10.74 17,320
American Century VP Income & Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.95 8.41 67,593	13.04 12.95 74,358	11.22 13.04 85,597	10.80 11.22 103,139	9.62 10.80 135,993	7.49 9.62 140,734	9.36 7.49 46,045	10.00 9.36 5,696
American Century VP International Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.11 8.28 110,077	12.88 15.11 148,770	10.38 12.88 180,737	9.23 10.38 231,955	8.09 9.23 209,195	6.54 8.09 191,289	8.27 6.54 84,012	10.00 8.27 27,288
American Century VP Value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.13 11.00 103,298	16.07 15.13 106,549	13.64 16.07 105,848	13.07 13.64 94,288	11.51 13.07 79,721	10.00 11.51 73,547
LVIP Baron Growth Opportunities Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.64 10.66 48,128	17.17 17.64 76,720	14.97 17.17 58,943	14.58 14.97 75,222	11.69 14.58 88,845	10.00 11.69 20,363
Delaware VIP GROWTH OPPORTUNITIES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.23 8.40 2,268	12.69 14.23 2,268	12.02 12.69 1,011	10.00 12.02 1,401
Delaware VIP Small Cap Value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	19.82 13.80 175,862	21.37 19.82 228,361	18.53 21.37 342,600	17.05 18.53 385,943	14.13 17.05 444,074	10.02 14.13 470,103	10.70 10.02 247,190	10.00 10.70 28,758

Portfolio (0.70)	2008	2007	2006	2005	2004	2003	2002	2001
nVIT Mid Cap index Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.62 11.09 42,090	16.53 17.62 45,361	15.17 16.53 49,308	13.65 15.17 70,632	11.90 13.65 56,042	10.00 11.90 27,260
Dreyfus IP MidCap Stock Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.47 9.15 10,267	15.35 15.47 28,840	14.35 15.35 30,338	13.23 14.35 43,054	11.64 13.23 34,564	10.00 11.64 8,868
Dreyfus VIF APPRECIATION Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.09 9.15 23,599	12.30 13.09 14,505	10.63 12.30 7,914	10.26 10.63 262	10.00 10.26 -----
Dreyfus VIF Developing Leaders Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.85 6.72 38,643	12.28 10.85 41,470	11.92 12.28 58,911	11.34 11.92 85,467	10.26 11.34 106,621	7.85 10.26 118,045	9.77 7.85 91,862	10.00 9.77 33,176
Dreyfus VIF Growth & Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.66 6.90 41,561	10.83 11.66 43,439	9.52 10.83 44,891	9.28 9.52 49,137	8.69 9.28 74,215	6.92 8.69 69,730	9.33 6.92 52,219	10.00 9.33 19,175
DWS bLUE CHIP VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.23 8.08 19,207	12.88 13.23 22,283	11.21 12.88 12,653	10.00 11.21 2,796
DWS Capital Growth VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.83 7.21 62,234	9.69 10.83 47,863	8.99 9.69 45,796	8.31 8.99 64,108	7.75 8.31 71,626	6.15 7.75 51,458	8.74 6.15 30,590	10.00 8.74 7,975
DWS DREMAN HIGH RETURN EQUITY VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.41 6.66 16,261	12.73 12.41 29,873	10.80 12.73 40,224	10.00 10.80 13,263
DWS DREMAN small MID cap value VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.85 7.18 20,141	10.61 10.85 9,840	10.00 10.61 10,825
DWS HEALTH CARE VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.04 9.18 29,859	10.71 12.04 17,785	10.00 10.71 4,275

Portfolio (0.70)	2008	2007	2006	2005	2004	2003	2002	2001
DWS LARGE CAP VALUE VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.49 8.52 17,898	12.01 13.49 36,878	10.48 12.01 31,756	10.00 10.48 43,396
DWS Small Cap Growth VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.66 4.84 30,657	9.16 9.66 39,935	8.76 9.16 62,794	8.24 8.76 119,327	7.47 8.24 138,251	5.66 7.47 151,738	8.57 5.66 33,680	10.00 8.57 6,754
DWS Small Cap Index VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.94 10.43 83,527	16.37 15.94 100,858	14.03 16.37 117,123	13.55 14.03 166,915	11.59 13.55 219,967	7.97 11.59 230,948	10.11 7.97 100,826	10.00 10.11 41,813
Federated Fund For U.S. Government Securities II Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.35 12.79 568,360	11.71 12.35 470,898	11.32 11.71 550,162	11.17 11.32 717,207	10.86 11.17 785,115	10.68 10.86 980,160	10.00 10.68 876,353
Federated International Equity II Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.44 6.70 19,060	11.44 12.44 23,814	9.70 11.44 38,941	8.95 9.70 69,026	7.91 8.95 103,509	6.03 7.91 67,829	7.86 6.03 30,044	10.00 7.86 1,778
FRANKLIN SMALL CAP VALUE SECURITIES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.88 6.57 2,859	10.20 9.88 2,052	10.00 10.20 2,052
JANUS ASPEN BALANCED INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.67 12.26 78,149	13.36 14.67 105,621	12.15 13.36 123,056	11.34 12.15 97,347	10.52 11.34 50,893	10.00 10.52 13,603
JANUS ASPEN BALANCED SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.43 8.69 186,071	10.00 10.43 16,752
Janus Aspen Flexible Bond INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.87 14.61 349,074	13.05 13.87 459,676	12.61 13.05 546,980	12.45 12.61 664,139	12.06 12.45 776,977	11.42 12.06 875,374	10.41 11.42 645,422	10.00 10.41 276,547

Portfolio (0.70)	2008	2007	2006	2005	2004	2003	2002	2001
Janus Aspen Flexible bond SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.43 10.95 85,020	10.00 10.43 34,941
janus Aspen Growth & income INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.96 5.82 130,670	9.23 9.96 204,627	8.60 9.23 249,561	7.71 8.60 275,819	6.93 7.71 169,398	5.53 6.93 74,803	8.39 5.53 18,670	10.00 8.39 8,729
janus Aspen Growth & income SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.22 5.96 35,070	10.00 10.22 31,613
Janus Aspen Worldwide Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.77 5.92 19,109	9.90 10.77 26,966	8.43 9.90 27,627	8.02 8.43 52,221	7.71 8.02 99,865	6.26 7.71 127,448	8.46 6.26 151,128	10.00 8.46 60,207
JPMorgan Small Company Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.27 9.64 21,829	15.23 14.27 35,350	13.34 15.23 39,502	12.99 13.34 58,343	10.28 12.99 90,110	7.62 10.28 233,971	9.79 7.62 93,967	10.00 9.79 64,994
MFS VIT UTILITY SERIES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.00 6.32 10,673
NEUBERGER BERMAN AMT REGENCY Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.46 5.61 1,523	10.22 10.46 7,294	10.00 10.22 9,345
Oppenheimer Global Securities VA Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.25 10.24 282,379	16.34 17.25 341,251	13.98 16.34 397,451	12.31 13.98 453,951	10.41 12.31 430,326	7.33 10.41 424,864	9.48 7.33 250,415	10.00 9.48 31,709
Oppenheimer INTERNATIONAL GROWTH VA Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.14 9.76 32,609	15.32 17.14 102,670	11.80 15.32 57,487	10.00 11.80 31,108
PIMCO VIT high yield Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	16.58 12.60 106,436	16.13 16.58 140,350	14.90 16.13 217,913	14.41 14.90 211,290	13.25 14.41 231,784	10.85 13.25 272,765	10.00 10.85 8,425

Portfolio (0.70)	2008	2007	2006	2005	2004	2003	2002	2001
PIMCO VIT Low Duration Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.08 10.96 232,695	10.39 11.08 295,140	10.07 10.39 357,766	10.04 10.07 342,222	9.92 10.04 382,875	10.00 9.92 275,928
PIMCO VIT TOTAL RETURN Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.22 11.67 335,930	10.39 11.22 197,447	10.08 10.39 288,330	10.00 10.08 52,119
pioneer EMERGING MARKETS vct Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.00 4.43 5,513
pioneer FUND vct Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.73 7.66 23,841	11.25 11.73 13,316	9.71 11.25 24,425	9.21 9.71 17,322	8.61 9.21 47,138	6.95 8.61 43,763	9.45 6.95 31,022	10.00 9.45 7,912
pioneer GROWTH OPPORTUNITIES VCT Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.30 5.96 3,740	9.74 9.30 0	10.00 9.74 556
pioneer MID CAP VALUE VCT Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.13 7.32 17,254	10.64 11.13 12,356	10.00 10.64 954
pioneer Small CAP Value VCT Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.41 10.72 22,622	18.84 17.41 34,780	16.90 18.84 57,319	14.80 16.90 58,879	12.19 14.80 107,843	10.00 12.19 31,359
Schwab MarketTrack Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.97 9.52 212,923	13.32 13.97 306,788	11.66 13.32 330,671	11.10 11.66 329,362	10.02 11.10 322,534	7.95 10.02 294,687	9.46 7.95 166,245	10.00 9.46 36,799
Schwab Money Market Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.28 11.44 1,614,712	10.85 11.28 1,494,262	10.44 10.85 1,069,635	10.24 10.44 1,358,385	10.21 10.24 1,243,345	10.21 10.21 2,023,463	10.15 10.21 3,429,753	10.00 10.15 776,903
Schwab S&P 500 index Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.40 7.81 807,769	11.86 12.40 979,562	10.33 11.86 1,128,811	9.93 10.33 1,230,531	9.05 9.93 1,488,478	7.10 9.05 1,506,724	9.22 7.10 748,969	10.00 9.22 187,288

Portfolio (0.70)	2008	2007	2006	2005	2004	2003	2002	2001
SELIGMAN COMMUNICATIONS & INFORMATION Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.14 7.67 19,935	10.62 12.14 14,568	10.00 10.62 7,482
THIRD AVENUE VALUE Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.76 5.46 57,125	10.32 9.76 51,529	10.00 10.32 44,929
VAN KAMPEN LIT COMSTOCK Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.93 7.62 12,582	12.26 11.93 13,556	10.62 12.26 12,806	10.00 10.62 9,871
VAN KAMPEN LIT GROWTH & INCOME Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.99 8.77 27,969	12.72 12.99 24,285	11.02 12.72 21,483	10.00 11.02 26,202
WELLS FARGO ADVANTAGE VT DISCOVERY Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.82 6.53 138,128	9.73 11.82 137,612	8.55 9.73 161,331	7.85 8.55 172,144	6.64 7.85 168,312	4.98 6.64 185,503	8.03 4.98 126,654	10.00 8.03 58,974
WELLS FARGO ADVANTAGE VT OPPORTUNITY Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.94 8.29 83,208	13.17 13.94 99,154	11.82 13.17 128,584	11.03 11.82 155,013	9.39 11.03 226,496	6.90 9.39 269,503	9.50 6.90 162,242	10.00 9.50 53,594

Portfolio (0.85)	2008	2007	2006	2005	2004	2003
AIM V.I. International Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.62 7.46 47,901	11.10 12.62 177,502	10.00 11.10 22,099
AIM V.I. High Yield Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.57 10.00 27,768	13.51 13.57 28,476	12.31 13.51 30,257	12.08 12.31 37,287	10.99 12.08 36,279	10.00 10.99 13,584
AIM V.I. Technology Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.89 8.19 6,702	13.94 14.89 8,501	12.72 13.94 9,986	12.56 12.72 12,290	12.11 12.56 6,234	10.00 12.11 3,059
Alger American Balanced Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.63 9.22 10,103	12.24 13.63 14,959	11.78 12.24 16,227	10.96 11.78 48,697	10.57 10.96 35,620	10.00 10.57 13,647
Alger American Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	16.45 8.78 165,677	13.83 16.45 207,673	13.27 13.83 92,170	11.94 13.27 105,834	11.42 11.94 83,810	10.00 11.42 36,011
Alger American MidCap Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	20.87 8.62 95,444	16.00 20.87 102,005	14.65 16.00 78,895	13.45 14.65 63,608	12.00 13.45 54,269	10.00 12.00 22,354
AllianceBERNSTEIN VPS Growth & Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.60 9.19 301,465	14.97 15.60 223,765	12.87 14.97 209,357	12.38 12.87 243,989	11.20 12.38 208,800	10.00 11.20 70,579
AllianceBERNSTEIN VPS Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.90 9.07 71,426	14.19 15.90 79,267	14.47 14.19 58,346	13.03 14.47 55,470	11.45 13.03 32,220	10.00 11.45 6,019
AllianceBERNSTEIN VPS INTERNATIONAL GROWTH Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.99 9.12 423,683	15.36 17.99 499,709	12.19 15.36 426,600	10.00 12.19 238,184
AllianceBERNSTEIN VPS INTERNATIONAL VALUE Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.84 5.49 431,272	11.28 11.84 496,719	10.00 11.28 246,769

Portfolio (0.85)	2008	2007	2006	2005	2004	2003
AllianceBernstein VPS Small/MidCap Value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.56 6.74 77,399	10.47 10.56 84,062	10.00 10.47 63,196
AllianceBernstein VPS Real Estate Investment Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	20.60 13.14 144,190	24.31 20.60 161,905	18.13 24.31 183,494	16.37 18.13 134,999	12.17 16.37 109,455	10.00 12.17 69,402
AllianceBernstein VPS Utility Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	22.79 14.33 72,486	18.78 22.79 121,795	15.31 18.78 84,753	13.30 15.31 58,203	10.79 13.30 27,346	10.00 10.79 1,039
American Century VP Balanced Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.75 10.86 83,290	13.21 13.75 79,262	12.16 13.21 74,508	11.68 12.16 66,136	10.73 11.68 42,032	10.00 10.73 4,639
American Century VP Income & Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.21 9.86 122,928	15.35 15.21 143,569	13.22 15.35 178,802	12.74 13.22 199,096	11.37 12.74 152,230	10.00 11.37 33,941
American Century VP International Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	21.53 11.78 53,741	18.39 21.53 70,220	14.84 18.39 85,336	13.21 14.84 108,282	11.59 13.21 69,617	10.00 11.59 23,853
American Century VP Value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.03 10.91 206,339	15.98 15.03 253,985	13.58 15.98 250,774	13.04 13.58 188,050	11.50 13.04 74,425	10.00 11.50 24,559
LVIP Baron Growth Opportunities Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.51 10.57 162,592	17.08 17.51 195,354	14.91 17.08 208,005	14.55 14.91 197,106	11.68 14.55 125,418	10.00 11.68 26,629
Delaware VIP GROWTH OPPORTUNITIES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.18 8.36 7,856	12.66 14.18 7,671	12.00 12.66 8,205	10.00 12.00 1,421
Delaware VIP Small Cap Value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	16.88 11.73 215,309	18.23 16.88 234,525	15.82 18.23 255,370	14.58 15.82 254,630	12.11 14.58 163,904	10.00 12.11 80,773

Portfolio (0.85)	2008	2007	2006	2005	2004	2003
NVIT Mid Cap Index Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.50 11.00 112,076	16.44 17.50 144,149	15.11 16.44 144,076	13.62 15.11 124,468	11.89 13.62 62,921	10.00 11.89 17,199
Dreyfus IP MidCap Stock Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.37 9.08 25,388	15.27 15.37 29,180	14.29 15.27 32,551	13.20 14.29 32,283	11.63 13.20 21,286	10.00 11.63 8,127
Dreyfus VIF Appreciation Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.01 9.09 44,131	12.25 13.01 36,497	10.61 12.25 29,061	10.25 10.61 1,387	10.00 10.25 411
Dreyfus VIF Developing Leaders Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.43 7.69 4,597	14.09 12.43 5,326	13.70 14.09 7,959	13.05 13.70 11,921	11.83 13.05 15,298	10.00 11.83 4,146
Dreyfus VIF Growth & Income Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.94 8.82 11,498	13.89 14.94 13,890	12.23 13.89 20,406	11.94 12.23 15,152	11.20 11.94 12,048	10.00 11.20 4,334
DWS bLUE CHIP VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.18 8.04 63,702	12.84 13.18 170,978	11.20 12.84 36,754	10.00 11.20 2,467
DWS Capital Growth VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.45 10.27 99,523	13.84 15.45 61,148	12.86 13.84 41,824	11.91 12.86 53,890	11.12 11.91 22,290	10.00 11.12 7,824
DWS DREMAN HIGH RETURN EQUITY VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.36 6.62 101,113	12.70 12.36 149,336	10.79 12.70 282,877	10.00 10.79 15,454
DWS Dreman Small MID Cap Value VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.83 7.15 105,545	10.59 10.83 71,500	10.00 10.59 40,642
DWS Health Care VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.01 9.14 74,173	10.70 12.01 79,526	10.00 10.70 43,455

Portfolio (0.85)	2008	2007	2006	2005	2004	2003
DWS LARGE CAP VALUE VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.44 8.47 194,320	11.98 13.44 92,548	10.47 11.98 55,635	10.00 10.47 53,847
DWS Small Cap Growth VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.65 7.33 29,336	13.91 14.65 33,309	13.32 13.91 34,684	12.55 13.32 35,987	11.40 12.55 38,921	10.00 11.40 13,386
DWS Small Cap Index VIP Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	16.95 11.07 103,591	17.43 16.95 75,211	14.96 17.43 67,445	14.47 14.96 75,602	12.39 14.47 132,249	10.00 12.39 53,362
Federated Fund For U.S. Government Securities II Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.23 11.61 731,081	10.65 11.23 285,929	10.32 10.65 230,921	10.20 10.32 225,523	9.93 10.20 201,397	10.00 9.93 56,076
Federated International Equity II Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	18.72 10.08 15,830	17.24 18.72 25,060	14.62 17.24 27,556	13.52 14.62 33,474	11.95 13.52 39,622	10.00 11.95 11,095
Franklin Small Cap Value Securities Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.86 6.55 24,888	10.19 9.86 13,263	10.00 10.19 8,845
JANUS ASPEN BALANCED INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.56 12.15 131,297	13.29 14.56 166,568	12.11 13.29 149,007	11.31 12.11 64,795	10.51 11.31 31,722	10.00 10.51 13,180
JANUS ASPEN BALANCED SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.42 8.67 286,803	10.00 10.42 148,213
Janus Aspen Flexible Bond INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.27 11.85 258,673	10.62 11.27 334,781	10.28 10.62 343,139	10.16 10.28 235,099	9.86 10.16 161,654	10.00 9.86 65,697
Janus Aspen Flexible Bond SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.42 10.92 257,478	10.00 10.42 104,560

Portfolio (0.85)	2008	2007	2006	2005	2004	2003
janus Aspen Growth & income INSTITUTIONAL SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.96 9.31 317,016	14.80 15.96 386,388	13.81 14.80 338,549	12.40 13.81 111,652	11.17 12.40 53,530	10.00 11.17 16,662
janus Aspen Growth & income SERVICE SHARES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.21 5.95 159,769	10.00 10.21 153,245
Janus Aspen Worldwide Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.89 8.72 25,784	14.61 15.89 25,784	12.47 14.61 29,575	11.88 12.47 29,804	11.43 11.88 27,225	10.00 11.43 29,557
JPMorgan Small Company Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	16.89 11.39 8,064	18.05 16.89 12,452	15.83 18.05 15,259	15.44 15.83 13,259	12.24 15.44 13,210	10.00 12.24 3,393
MFS VIT UTILITY SERIES Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.00 6.31 7,904
neuberger berman amt regency Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.43 5.59 10,124	10.21 10.43 12,724	10.00 10.21 6,043
Oppenheimer Global Securities VA Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	20.73 12.29 278,810	19.66 20.73 348,861	16.85 19.66 287,660	14.87 16.85 245,693	12.58 14.87 166,981	10.00 12.58 39,176
Oppenheimer INTERNATIONAL GROWTH VA Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.07 9.71 110,878	15.29 17.07 199,424	11.79 15.29 94,572	10.00 11.79 35,210
PIMCO VIT high yield Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	13.20 10.02 399,775	12.86 13.20 368,662	11.89 12.86 300,138	11.52 11.89 236,973	10.61 11.52 164,512	10.00 10.61 113,185
PIMCO VIT Low Duration Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.03 10.87 782,080	10.34 11.00 743,594	10.03 10.34 780,285	10.01 10.03 647,606	9.91 10.01 454,971	10.00 9.91 115,317

Portfolio (0.85)	2008	2007	2006	2005	2004	2003
PIMCO VIT TOTAL RETURN Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.17 11.61 1,649,130	10.36 11.17 1,198,424	10.06 10.36 784,104	10.00 10.06 175,973
pioneer EMERGING MARKETS vct Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.00 4.42 70,085
pioneer FUND vct Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	14.96 9.75 26,988	14.37 14.96 48,015	12.43 14.37 25,733	11.81 12.43 13,459	11.06 11.81 11,046	10.00 11.06 6,352
pioneer growth opportunities vct Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.28 5.93 5,589	9.73 9.28 9,737	10.00 9.73 6,797
pioneer mid cap value vct Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.10 7.29 34,312	10.63 11.10 25,325	10.00 10.63 4,123
pioneer Small CAP Value vct Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.29 10.63 46,790	18.74 17.29 60,120	16.83 18.74 85,143	14.77 16.83 63,431	12.18 14.77 55,266	10.00 12.18 7,535
Schwab MarketTrack Growth Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.69 10.68 323,868	14.98 15.69 326,676	13.14 14.98 400,328	12.53 13.14 292,308	11.32 12.53 222,989	10.00 11.32 165,803
Schwab Money Market Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	10.97 11.10 3,249,305	10.56 10.97 2,647,953	10.18 10.56 1,510,198	9.99 10.18 1,178,676	9.99 9.99 964,982	10.00 9.99 752,882
Schwab S&P 500 index Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	15.38 9.67 1,128,397	14.72 15.38 1,069,568	12.84 14.72 970,617	12.37 12.84 983,799	11.28 12.37 666,583	10.00 11.28 217,600
seligman communications & information Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.11 7.64 18,561	10.61 12.11 21,105	10.00 10.61 14,654

Portfolio (0.85)	2008	2007	2006	2005	2004	2003
third avenue value Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	9.73 5.44 183,460	10.31 9.73 190,120	10.00 10.31 123,718
VAN KAMPEN LIT COMSTOCK Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	11.88 7.58 33,585	12.23 11.88 28,143	10.61 12.23 27,267	10.00 10.61 5,933
VAN KAMPEN LIT GROWTH & INCOME Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	12.94 8.72 136,112	12.69 12.94 138,873	11.01 12.69 96,797	10.00 11.01 10,206
WELLS FARGO ADVANTAGE VT DISCOVERY Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	19.36 10.68 47,852	15.96 19.36 52,061	14.03 15.96 30,520	12.92 14.03 18,244	10.93 12.92 53,190	10.00 10.93 3,396
WELLS FARGO ADVANTAGE VT OPPORTUNITY Value at beginning of period Value at end of period Number of accumulation units Outstanding at end of period	17.15 10.19 40,271	16.22 17.15 30,832	14.58 16.22 23,158	13.63 14.58 38,056	11.63 13.63 47,335	10.00 11.63 31,082

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1)    the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2)    the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

3)    a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-1

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2)     the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

3)     a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-2

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Variable

Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2009, which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is

May 1, 2009

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

Best's Insurance Reports has assigned the Company to its highest of ten categories for financial strength and operating performance at A+, “Superior.” Fitch, Inc. has assigned the Company its second highest rating of eight categories to AA+, “Very Strong.” Standard & Poor's Corporation has assigned the Company to its second highest of nine categories with an AA, “Very Strong.” Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category of nine categories.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

The Company converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance Service Center. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Prospectus and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which reports express an unqualified opinion on each of the financial statements of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and subsidiaries and of the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and includes an explanatory paragraph referring to the change in method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and change in method of accounting for defined benefit and other post retirement plans and share based payments as required by accounting guidance which was adopted on December 31, 2006, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of the Company. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity Insurance Company Financial Statements for the Years Ended December 31, 2008 and 2007 and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedule listed in the Index at Item 15. These consolidated financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 5, the Company changed its method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit and other post retirement plans as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
March 30, 2009

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2008 and 2007
(In Thousands, Except Share Amounts)

	December 31,

	2008	2007

Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $13,394,675 and $13,592,003)	$11,973,536	$13,551,233
Fixed maturities, held for trading, at fair value (amortized cost $39,803 and $22,855)	38,834	23,060
Mortgage loans on real estate (net of allowances of $8,834 and $9,448)	1,380,101	1,199,976
Equity investments, available-for-sale, at fair value (cost $16,330 and $19,749)	17,790	29,576
Policy loans	3,979,094	3,767,872
Short-term investments, available-for-sale (cost approximates fair value)	366,370	472,633
Limited partnership and limited liability corporation interests	293,956	326,971
Other investments	31,992	11,362

Total investments	18,081,673	19,382,683

Other assets:
Cash	28,352	54,814
Reinsurance receivable	546,491	505,107
Deferred acquisition costs and value of business acquired	714,031	443,302
Investment income due and accrued	145,775	142,801
Premiums in course of collection	8,309	5,443
Deferred income taxes	577,799	199,462
Collateral under securities lending agreements	43,205	93,472
Due from parent and affiliates	41,793	29,138
Goodwill	105,255	101,655
Other intangible assets	33,824	39,234
Other assets	603,091	522,685
Assets of discontinued operations	124,089	724,766
Separate account assets	15,121,943	18,089,984

Total assets	$36,175,630	$40,334,546

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2008 and 2007
(In Thousands, Except Share Amounts)

	December 31,

	2008	2007

Liabilities and stockholder’s equity
Policy benefit liabilities:
Policy reserves	$18,105,648	$17,376,694
Policy and contract claims	290,288	262,503
Policyholders’ funds	320,320	302,957
Provision for policyholders’ dividends	70,700	78,276
Undistributed earnings on participating business	1,614	209,036

Total policy benefit liabilities	18,788,570	18,229,466

General liabilities:
Due to parent and affiliates	533,870	534,956
Repurchase agreements	202,079	138,537
Commercial paper	97,167	95,667
Payable under securities lending agreements	43,205	93,472
Other liabilities	655,576	648,857
Liabilities of discontinued operations	124,089	468,496
Separate account liabilities	15,121,943	18,089,984

Total liabilities	35,566,499	38,299,435

Commitments and contingencies (Note 22)

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	756,912	747,533
Accumulated other comprehensive loss	(762,673)	(1,518)
Retained earnings	607,860	1,282,064

Total stockholder’s equity	609,131	2,035,111

Total liabilities and stockholder’s equity	$36,175,630	$40,334,546

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY Consolidated Statements of Income Years Ended December 31, 2008, 2007 and 2006 (In Thousands)

	Year Ended December 31,

	2008	2007	2006

Revenues:
Premium income, net of premiums ceded of $37,176, $1,432,360 and $51,949	$525,137	($857,267)	$582,452
Fee income	429,221	463,265	341,372
Net investment income	1,078,469	1,139,541	1,110,136
Net realized losses on investments	(21,696)	(2,028)	(9,465)

Total revenues	2,011,131	743,511	2,024,495

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $42,380, $39,640 and $58,012	605,111	624,381	702,262
Increase (decrease) in policy reserves	(38,354)	(1,460,523)	40,377
Interest paid or credited to contractholders	515,428	497,438	470,416
Provision (benefit) for policyholders’ share of earnings on participating business (Note 4)	(206,415)	20,296	9,061
Dividends to policyholders	71,818	93,544	98,605

Total benefits	947,588	(224,864)	1,320,721
General insurance expenses	429,695	432,426	367,315
Amortization of deferred acquisition costs and value of business acquired	52,699	135,570	46,191
Interest expense	39,804	41,713	33,623

Total benefits and expenses, net	1,469,786	384,845	1,767,850

Income from continuing operations before income taxes	541,345	358,666	256,645
Income tax expense	95,838	118,791	72,603

Income from continuing operations	445,507	239,875	184,042
Income from discontinued operations, net of income taxes of $388,836, $85,707 and $79,291	652,788	178,853	153,160

Net income	$1,098,295	$418,728	$337,202

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Stockholder’s Equity
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

			Accumulated Other Comprehensive Income (Loss)

	Common Stock	Additional Paid-in Capital	Unrealized Gains (Losses) on Securities	Employee Benefit Plan Adjustments	Retained Earnings	Total

Balances, January 1, 2006, as restated, see Note 1	$7,032	$728,701	$8,266	($25,084)	$1,386,710	$2,105,625
Net income					337,202	337,202
Other comprehensive income (loss):
Net change in unrealized gains			(23,974)			(23,974)
Employee benefit plan adjustment				989		989

Total comprehensive income						314,217
Impact of adopting SFAS No. 158, net of tax				(6,734)		(6,734)
Dividends					(249,395)	(249,395)
Capital contribution - stock-based compensation		4,525				4,525
Income tax benefit on stock-based compensation		4,631				4,631

Balances, December 31, 2006	7,032	737,857	(15,708)	(30,829)	1,474,517	2,172,869
Net income					418,728	418,728
Other comprehensive income (loss):
Net change in unrealized gains			9,903			9,903
Employee benefit plan adjustment				34,998		34,998

Total comprehensive income						463,629
Impact of adopting SFAS No. 155			118		(3)	115
Impact of adopting FIN No. 48					(6,195)	(6,195)
Dividends					(604,983)	(604,983)
Capital contribution - stock-based compensation		3,816				3,816
Income tax benefit on stock-based compensation		5,860				5,860

Balances, December 31, 2007	7,032	747,533	(5,687)	4,169	1,282,064	2,035,111
Net income					1,098,295	1,098,295
Other comprehensive income (loss):
Net change in unrealized gains (losses)			(685,907)			(685,907)
Employee benefit plan adjustment				(75,248)		(75,248)

Total comprehensive income						337,140
Impact of adopting SFAS No. 158 measurement date provisions, net of tax					(206)	(206)
Dividends					(1,772,293)	(1,772,293)
Capital contribution - stock-based compensation		5,123				5,123
Income tax benefit on stock-based compensation		4,256				4,256

Balances, December 31, 2008	$7,032	$756,912	($691,594)	($71,079)	$607,860	$609,131

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

	Year Ended December 31,

	2008	2007	2006

Cash flows from operating activities:
Net income	$1,098,295	$418,728	$337,202
Adjustments to reconcile net income to net cash provided by operating activities:
Earnings allocated to participating policyholders	(206,415)	20,296	9,061
Amortization of premiums/(accretion) of discounts on investments, net	(55,161)	(58,067)	(55,218)
Net realized (gains) losses on investments	24,205	(2,155)	12,076
Net purchases of trading securities	(18,869)	(20,825)	—
Interest credited to contractholders	510,996	493,049	465,052
Depreciation and amortization	75,220	176,560	77,256
Deferral of acquisition costs	(65,108)	(73,062)	(60,187)
Deferred income taxes	5,525	(5,239)	32,807
Gain on sale of discontinued operations	(681,528)	—	—
Changes in assets and liabilities, net of effects of acquisitions:
Policy benefit liabilities	(325,306)	(407,250)	(267,587)
Reinsurance receivable	(158,532)	(106,382)	40,279
Accrued interest and other receivables	(8,388)	26,695	(16,501)
Other, net	138,089	46,513	(25,994)

Net cash provided by operating activities	333,023	508,861	548,246

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	4,056,869	4,052,791	7,486,226
Mortgage loans on real estate	112,760	159,959	325,291
Equity investments and other limited partnership interests	46,860	51,596	209,453
Purchases of investments:
Fixed maturities available-for-sale	(3,742,716)	(4,015,650)	(9,146,358)
Mortgage loans on real estate	(297,715)	(228,746)	(209,079)
Equity investments and other limited partnership interests	(13,421)	(35,372)	(56,350)
Acquisitions, net of cash acquired	—	(15,208)	1,301,372
Net change in short-term investments	81,143	1,132,840	3,459
Net change in repurchase agreements	63,542	(625,242)	7,874
Other, net	(98,662)	(36,643)	(33,629)
Proceeds from the disposition of Healthcare segment, net of cash disposed, direct expenses and income taxes	846,759	—	—

Net cash provided by (used in) investing activities	1,055,419	440,325	(111,741)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2008, 2007 and 2006
(In Thousands)

	Year Ended December 31,

	2008	2007	2006

Cash flows from financing activities:
Contract deposits	$1,921,238	$1,228,154	$1,065,805
Contract withdrawals	(1,465,420)	(1,491,994)	(1,603,285)
Change in due to parent and affiliates	(6,389)	(31,483)	323,018
Dividends paid	(1,772,293)	(604,983)	(249,395)
Net commercial paper borrowings (repayments)	1,500	647	(44)
Change in bank overdrafts	(108,418)	(23,523)	(1,566)
Income tax benefit of stock option exercises	4,256	5,860	4,631

Net cash used in financing activities	(1,425,526)	(917,322)	(460,836)

Net increase (decrease) in cash	(37,084)	31,864	(24,331)
Cash, continuing and discontinued operations, beginning of year	65,436	33,572	57,903

Cash, continuing and discontinued operations, end of year	28,352	65,436	33,572
Less cash, discontinued operations, end of year	—	(10,622)	(983)

Cash, end of year	$28,352	$54,814	$32,589

Supplemental disclosures of cash flow information:
Net cash paid during the year for:
Income taxes	$390,897	$121,847	$63,619
Interest	39,804	41,713	30,959

Non-cash investing and financing transactions during the years:
Assets transferred from The Canada Life Assurance Company (See Note 6)	$—	$—	$87,622
Share-based compensation expense	5,123	3,816	4,525
Return of invested reinsurance assets to The Canada Life Assurance Company (See Note 6)	—	1,608,909	—
Fair value of assets acquired in settlement of fixed maturity investments	6,388	—	—

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

1. Organization, Basis of Presentation and Significant Accounting Policies

Organization - Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”). The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for allowances for credit losses on mortgage loans on real estate, derivative instruments, valuation of privately placed and non-actively traded public investments, goodwill and other intangible assets, deferred acquisition costs and value of business acquired, policy reserves, employee benefits plans and taxes on income. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

A $7,193 reclassification was made to the December 31, 2007 consolidated balance sheet to reflect the reclassification of certain real estate investments from mortgage loans on real estate to other investments. Reclassifications in the amounts of $493,049 and $465,052 were made to the consolidated statement of cash flows for the year ended December 31, 2007 and 2006, respectively, to separately reflect interest credited to contractholders. Formerly, they were included in policy benefit liabilities. The reclassifications had no effect on previously reported net income, total assets or total stockholder’s equity and were made in order to further enhance the readers’ understanding of the Company’s consolidated financial statements.

Restatement of January 1, 2006 retained earnings and December 31, 2007 deferred income taxes - The accompanying 2007 consolidated balance sheet and 2006 and 2007 consolidated statements of stockholder’s equity have been restated as a result of a previous misstatement of deferred income taxes. As a result of the completion of the Company’s analysis of its deferred tax accounts, an increase of $43,914 was recorded to retained earnings as of January 1, 2006, December 31, 2006, and December 31, 2007 from amounts previously reported of $1,342,796, $1,430,603, and $1,238,150, respectively, on the consolidated statements of stockholder’s equity and to deferred income taxes as of December 31, 2007 from $155,548 as previously reported on the consolidated balance sheet. See Note 18 for further discussion.

Significant Accounting Policies

Investments - Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income in the stockholder’s equity section of the consolidated balance sheets. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business in the Company’s consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned.

2.

Mortgage loans on real estate are commercial loans and are carried at their unpaid balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the scientific interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

The Company maintains an allowance for credit losses at a level that, in management’s opinion, is sufficient to absorb credit losses on its impaired loans. Management’s judgment is based upon situational analysis of each individual loan and may consider past loss experience and current and projected economic conditions. The measurement of impaired loans is based upon the fair value of the underlying collateral.

3.

Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s consolidated balance sheets. The Company uses the equity method of accounting for investments in which it has more than a minority interest and has influence in the entity’s operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value, determined to be other-than-temporary, are included in net realized gains (losses) on investments.

4.

Limited partnership interests are accounted for using the cost method of accounting. The Company uses this method since it has a minority equity interest and virtually no influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These securities are carried at amortized cost as determined using the effective yield method.

5.	Policy loans are carried at their unpaid balances.

6.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

7.	Gains and losses realized on disposal of investments are determined on a specific identification basis.

8.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same fair value.

9.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

10.

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company’s accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized losses on investments equal to the difference between the fair value and cost or amortized cost basis of the security.

Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheets in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income in the Company’s consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2008 and 2007, these liabilities were $8,817 and $48,449, respectively.

Internal use software - Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $14,944 and $38,537, are included in other assets at December 31, 2008 and 2007, respectively. The Company capitalized $2,324, $3,504 and $9,329 of internal use software development costs during the years ended December 31, 2008, 2007 and 2006, respectively.

Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) - DAC, which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. See Note 10 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill and other intangible assets - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition and is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2008, 2007 or 2006.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and preferred provider relationships in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, and Putnam Funds, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company’s consolidated statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2008 and 2007, these purchases totaled $64,723 and $74,855, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $265,299 and $383,319 at December 31, 2008 and 2007, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

Life insurance and annuity reserves - Life insurance and annuity reserves with life contingencies in the amounts of $11,322,866 and $11,330,656 at December 31, 2008 and 2007, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amounts of $6,736,101 and $5,998,749 at December 31, 2008 and 2007, respectively, are established at the contractholder’s account value.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business - The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined annually by the Board of Directors.

Participating life and annuity policy reserves are $6,155,890 and $6,019,015 at December 31, 2008 and 2007, respectively. Participating business approximates 8.6% and 8.3% of the Company’s individual life insurance in-force at December 31, 2008 and 2007, respectively, and 24.4%, 32.4% and 58.0% of individual life insurance premium income for the years ended December 31, 2008, 2007 and 2006, respectively. The policyholder’s share of net income on participating policies that cannot be distributed is excluded from stockholder’s equity by a charge to operations and a credit to a liability.

The Company had established a Participating Policyholder Experience Account (“PPEA”) for the benefit of all participating policyholders, which was included in the accompanying consolidated balance sheets at December 31, 2007. The Company had also established a Participation Fund Account (“PFA”) for the benefit of the participating policyholders previously assumed from The Great-West Life Assurance Company (“GWL”) under an assumption reinsurance transaction. The PFA was part of the PPEA. As discussed in Note 4, on January 1, 2008, the Company was no longer required to maintain the PPEA.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefit and expenses are presented net of reinsurance.

Net investment income - Interest and dividend income from fixed maturities and mortgage loans on real estate is recognized when earned. Net investment income on equity securities available-for-sale is primarily comprised of dividend income and is recognized when declared.

Net realized gains and losses on investments - Net realized gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized gains and losses also result from fair value changes in derivatives contracts that do not qualify, or are not designated, as a hedge for accounting purposes and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized losses when investment losses in value are deemed other-than-temporary.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

the tax laws or rules, are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

The Company adopted Financial Accounting Standards Board (the “FASB”) Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109” (“FIN 48”) effective January 1, 2007. Among other things, under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements.

Share-based compensation - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. On January 1, 2006, the Company adopted the provisions of Statement of Financial Accounting Standards No. 123R “Share-Based Payment” (“SFAS No. 123R”) which requires it to use the fair value method to recognize the cost of share-based employee compensation. Previously, the Company elected only to disclose the proforma impact of recording the fair value of stock options under the provisions of Statement of Financial Accounting Standards No. 123 “Accounting for Stock-Based Compensation” in the notes to its consolidated financial statements (See Note 20).

Regulatory requirements - In accordance with the requirements of the Colorado Division of Insurance, GWLA must demonstrate that it maintains adequate capital. At December 31, 2008 and 2007, GWLA was in compliance with the requirement (See Note 13).

In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contractholders. The Company fulfills this requirement generally with the deposit of United States government obligations.

2. Discontinued Operations

On April 1, 2008, the Company and certain of its subsidiaries completed the sale of substantially all of their healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”) for $1.5 billion (the “Purchase Price”) in cash. The Company recognized a gain in the amount of $681,528, net of income taxes, upon completion of the transaction. Income from discontinued operations for the second quarter of 2008 includes charges in the amount of $63,739, net of income taxes, related to costs associated with the sale. The business that was sold, formerly reported as the Company’s Healthcare segment, was the vehicle through which it marketed and administered group life and health insurance to small, mid-sized and national employers. CIGNA acquired from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in the United States and the Company’s supporting information technology infrastructure through a combination of 100% indemnity reinsurance agreements, renewal rights, related administrative service agreements and the acquisition of certain of the Company’s subsidiaries. The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment. As discussed in Note 19, the Company’s business is now comprised of its Individual Markets, Retirement Services and Other segments. As required by Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets,” the statements of income and balance sheets of the disposed business activities are presented as discontinued operations for all periods presented in the consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

In addition, the Company and CIGNA entered into a Transition Services Agreement (the “Transition Agreement”) whereby the Company will provide certain information technology and administrative and legal services on behalf of CIGNA for a period of up to twenty-four months. CIGNA will pay the Company predetermined monthly fees for these services and will reimburse it for other expenditures it makes under the terms of the Transition Agreement.

The following table summarizes the major classifications of assets and liabilities of discontinued operations at December 31, 2008 and 2007:

	December 31,

Assets	2008	2007

Fixed maturities, available-for-sale	$—	$181,051
Short-term investments, available-for-sale	—	70,044
Receivables related to uninsured accident and health plan claims, net	—	134,397
Reinsurance receivable	124,089	46,772
Goodwill and other intangible assets	—	58,238
Premiums in course of collection	—	91,162
Deferred income taxes	—	(9,673)
Other	—	152,775

Total assets	$124,089	$724,766

Liabilities

Policy reserves	$39,776	$103,219
Policy and contract claims	84,313	84,662
Policyholders’ funds	—	106,563
Other	—	174,052

Total liabilities	$124,089	$468,496

The following table summarizes selected financial information included in income from discontinued operations in the consolidated statements of income for the years ended December 31, 2008, 2007, and 2006:

	Year Ended December 31,
	2008	2007	2006
Revenues from discontinued operations	$317,658	$1,343,961	$1,609,654
Benefits and expenses from discontinued operations	346,398	1,165,108	1,456,494
Income (loss) from discontinued operations, net of income tax expense (benefit) of $(19,258), $85,707 and $79,291	(28,740)	178,853	153,160
Gain on sale of discontinued operations, net of income taxes of $408,094, $-, and $-	681,528	—	—
Income from discontinued operations	$652,788	$178,853	$153,160

The Company adopted a restructuring plan in connection with the sale of its Healthcare segment. The restructuring plan consisted of a structural reorganization which will enable the Company to operate effectively in its present business environment. The liability is included in other liabilities in the consolidated balance sheet. The amounts incurred during the period and adjustments to original estimates during the period have been charged (credited) to income from discontinued operations in the consolidated statement of income.

The following is a reconciliation of the liability that the Company recorded related to the restructuring plan:

Severance, retention and other employee related costs

Balance, April 1, 2008	$—
Amount incurred during the period	49,202
Adjustments to original estimates during the period, net	(6,268)
Cash payments and other settlements during the period	(30,222)

Balance, December 31, 2008	$12,712

The Company incurred net expenses in the amount of $42,934 during the year ended December 31, 2008 related to the restructuring plan and does not anticipate incurring significant additional costs in the future. It is estimated that the restructuring plan will be substantially complete during 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

3. Acquisitions

Metropolitan Life Insurance Company’s 401(k) and defined benefit business

On October 2, 2006, the Company purchased several parts of the full service small and midsized 401(k) as well as certain defined benefit plan business from Metropolitan Life Insurance Company and its affiliates (“MetLife”). The assets acquired and liabilities assumed and the results of operations have been included in the Company’s consolidated financial statements since that date. The acquisition included the associated dedicated distribution group, including wholesalers, relationship managers and sales associates. As a result of the acquisition, the Company added approximately 280,000 participants in the 401(k) full service segment and increased its distribution capacity.

The purchase included a 100% coinsurance agreement reinsuring the acquired general account business and a 100% modified-coinsurance agreement reinsuring the acquired separate account business. The Company will replace the acquired MetLife policies with its policies over a three year period. As these policies are replaced, they will no longer be subject to the reinsurance agreements. Under the coinsurance agreement, the Company acquired all of the insurance liabilities associated with these contracts and received from MetLife cash to support these liabilities, net of the purchase price. Under the modified-coinsurance agreement, MetLife retained the approximate $2.3 billion of separate account assets and liabilities but cedes to the Company all of the net profits and losses and related net cash flows. In addition, the Company acquired the rights to provide administrative services and recordkeeping functions for approximately $3.2 billion of participant account values.

The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair values as of the acquisition date and the use of a third-party business valuation expert to estimate the value of business acquired (“VOBA”) and goodwill. The following table presents an allocation of the purchase price to assets acquired and liabilities assumed as adjusted for revisions to the original purchase price allocation at October 2, 2006:

Assets

Cash acquired, net of cash consideration	$1,384,117
Value of business acquired	46,033
Goodwill	56,981
Other intangible assets	6,337
Other assets	650

Total assets	$1,494,118

Liabilities and Stockholder’s Equity

Policy reserves	$1,486,147
Other liabilities	7,971

Total liabilities	$1,494,118

VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience of the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA for these annuity products is adjusted to reflect actual experience. The VOBA has an expected amortization period of 14 years.

The value of the identifiable intangible assets reflects the estimated fair value of customer relationships for the recordkeeping business acquired and amounted to $6,337 as a result of this acquisition. This intangible will be amortized in relation to the expected economic benefits of the agreement. If actual experience with customer relationships differs from expectations, the amortization will be adjusted to reflect actual experience. The customer relationship intangible asset has an expected weighted average amortization period of 14 years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. Goodwill resulting from the acquisition amounted to $56,981, all of which has been allocated to the Retirement Services segment. For income tax purposes, all of this goodwill will be deductible over 15 years.

U.S. Bank’s defined contribution business

On December 31, 2006, the Company purchased the full service defined contribution business from U.S. Bank. The results of operations of this business have been included in the Company’s consolidated financial statements since that date. The acquired business primarily relates to the administration of approximately 1,900 401(k) plans which represent approximately 195,000 members and more than $9.0 billion in retirement plan assets. The acquisition includes the retention of relationship managers and sales and client service specialists. An adjustment to the purchase price of $685 was received from U.S. Bank in 2008. In addition, the Company accrued $3,600 due to U.S. Bank at December 31, 2008 as an additional adjustment to the purchase price. The adjustments were contingent upon the attainment of certain revenue and contract retention targets. The adjustment received from and paid to U.S. Bank was recorded as an adjustment to the purchase price allocation. The $685 was adjusted through intangible assets while the $3,600 was an adjustment to goodwill.

The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair values as of the acquisition date and the use of a third-party business valuation expert to estimate the value of goodwill and other intangible assets acquired. The following table presents an allocation of the purchase price to assets acquired and liabilities assumed as adjusted for revisions to the original purchase price allocation:

Assets

Cash consideration	($71,315)
Goodwill	42,590
Other intangible assets	34,325

Total assets	$5,600

Liabilities and Stockholder’s Equity

Other liabilities	$5,600

Total liabilities	$5,600

Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. Goodwill resulting from the acquisition amounted to $42,590, all of which has been allocated to the Retirement Services segment. For income tax purposes, all of this goodwill will be deductible over 15 years.

The value of the identifiable intangible assets reflects the estimated fair value of customer relationships acquired of $26,355 and the estimated fair value of the preferred provider relatioinship of $7,970. These intangibles will be amortized in relation to the expected economic benefits of the agreement. If actual experience differs from expectations, the amortization will be adjusted to reflect actual experience. The intangibles have an expected weighted average amortization period of 14 years.

4. Undistributed Earnings on Participating Business

During the first quarter of 2008, the liability for undistributed earnings on participating business decreased by $207,785 in connection with a long-standing assumption reinsurance agreement under which the Company had reinsured a block of participating policies. In addition, the agreement also required the Company to perform an analysis as of March 31, 2008, to determine whether the policyholders were eligible for a special dividend. Based on the Company’s analysis, it was determined that a special dividend was not required and, accordingly, the liability was released. An income tax provision was recorded on the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

undistributed earnings when those earnings occurred. Accordingly, there was no income tax provision recorded at the time of the liability release. On January 1, 2008, the Company began recognizing the net earnings on these policies in its net income. A liability for undistributed earnings on participating business remains for those participating policies that are not subject to this reinsurance agreement.

5. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement of Financial Accounting Standards No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses From the Sale of Investments.” SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007. The adoption of SOP 05-1 did not have a material impact on the Company’s consolidated financial position or the results of its operations.

In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”). SFAS No. 155 permits any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities” to be carried at fair value in its entirety, with changes in fair value recognized in earnings. In addition, SFAS No. 155 requires that beneficial interests in securitized financial assets be analyzed to determine whether they are freestanding derivatives or contain an embedded derivative. SFAS No. 155 is applicable to new or modified financial instruments in fiscal years beginning after September 15, 2006, however it may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS No. 155 on January 1, 2007. The adoption of SFAS No. 155 increased stockholder’s equity by $115.

In June 2006, the FASB issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with Statement of Financial Accounting Standards No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 on January 1, 2007. The adoption of FIN 48 decreased stockholder’s equity by $6,195.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 also provides expanded information about the extent to which a company measures assets and liabilities at fair value, the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 is applicable whenever other authoritative pronouncements require or permit assets or liabilities to be measured at fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company adopted the provisions of SFAS No. 157 on January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Company’s consolidated financial position or results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

In October 2008, the FASB issued Staff Position No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP No. 157-3”). FSP No 157-3 applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements in accordance with FASB No. 157. FSP No. 157-3 clarifies the application of FASB No. 157 in a market that is not active and provides an example to illustrate key conditions in determining the fair value of a financial asset when the market for that financial asset is not active. FSP No. 157-3 became effective upon issuance including prior periods for which financial statements have not been issued. The Company adopted the provisions of FSP No. 157-3 effective September 30, 2008. The adoption of FSP No. 157-3 did not have a material impact on the Company’s consolidated financial position or results of its operations.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (“SFAS No. 158”). For fiscal years ending after December 15, 2006, SFAS No. 158 requires a company to recognize in its balance sheet an asset for a defined benefit postretirement plan’s overfunded status or a liability for a plan’s underfunded status and recognize changes in the funded status of a defined benefit postretirement plan in the other comprehensive income section of stockholder’s equity in the year in which the changes occur, and provide additional disclosures. The Company adopted the recognition and disclosure provisions of SFAS No. 158 as of December 31, 2006, decreasing accumulated other comprehensive income (loss) by $6,734. For fiscal years ended after December 15, 2008, SFAS No. 158 requires a company to measure a defined benefit postretirement plan’s assets and obligations that determine its funded status as of the end of its fiscal year. The Company adopted the measurement provisions of SFAS No. 158 for its fiscal year ended December 31, 2008, decreasing stockholder’s equity by $206.  The adoption of SFAS No. 158 did not affect the results of operations for the years ended December 31, 2008, 2007, or 2006.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115” (“SFAS No.159”). SFAS No. 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of SFAS No. 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option established by SFAS No. 159 permits an entity to measure eligible items at fair value as of specified election dates. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs and (c) must be applied to the entire instrument and not to only a portion of the instrument. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Company adopted the provisions of SFAS No. 159 on January 1, 2008. The adoption of SFAS No. 159 did not have an impact on the Company’s consolidated financial position or results of its operations.

In January 2009, the FASB issued EITF 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“EITF 99-20-1”).  EITF 99-20-1 is an interpretative amendment to the impairment guidance of Emerging Issues Task Force Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continue to be Held by a Transferor in Securitized Financial Assets” and aligns its impairment guidance to that of Statement of Financial Accounting Standards No. 115 “Accounting for Certain Investments in Debt and Equity Securities. EITF 99-20-1 is effective for reporting periods ending after December 15, 2008. The Company adopted EITF 99-20-1 for its year ended December 31, 2008. The adoption of  EITF 99-20-1 did not have an impact on the Company’s consolidated financial position or results of its operations.

Future adoption of new accounting pronouncements

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141(R), “Business Combinations” (“SFAS No. 141(R)”) and Statement of Financial Accounting Standards No. 160,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

“Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51” (“SFAS No. 160”). These statements change the accounting for and reporting of business combination transactions and noncontrolling (minority) interests in consolidated financial statements. Some of the significant changes include the recognition of one hundred percent of the fair value of assets acquired, liabilities assumed and non-controlling interest of acquired businesses; recognition of contingent consideration arrangements at their acquisition date fair values, with subsequent changes in fair value reflected in net income; recognition of acquisition related transaction costs as expense when incurred; and recognition of acquisition related restructuring cost accruals in acquisition accounting only if certain criteria are met as of the acquisition date. SFAS No. 141(R) and SFAS No. 160 are required to be adopted simultaneously and are effective for fiscal years beginning after December 15, 2008. The Company adopted the provisions of these statements for its fiscal year beginning January 1, 2009. The adoption of SFAS No. 141(R) and SFAS No. 160 did not have an impact on the Company’s consolidated financial position or results of its operations.

In February 2008, the FASB issued Staff Position No. 157-2, “Effective Date of FASB Statement No. 157” (“FSP No. 157-2”), which defers the effective date of SFAS 157 for all nonrecurring fair value measurements of non-financial assets and non-financial liabilities until fiscal years beginning after November 15, 2008. Non-financial assets include assets associated with business acquisitions and impairment testing of tangible and intangible assets. The Company adopted the provisions of FSP No. 157-2 on January 1, 2009. The adoption of FSP No. 157-2 did not have a material impact on the Company’s consolidated financial position or results of its operations.

In March 2008, the FASB issued Statement of Financial Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133” (“SFAS No. 161”). SFAS No. 161 applies to all derivative instruments and related hedged items accounted for under Statement of Financial Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS No. 133”). SFAS No. 161 requires entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. SFAS No. 161 is effective for fiscal years beginning after November 15, 2008. The Company adopted the provisions of SFAS No. 161 for its fiscal year beginning January 1, 2009. The adoption of SFAS No. 161 did not have an impact on the Company’s consolidated financial position or the results of its operations.

In April 2008, the FASB issued Staff Position No. FAS 142-3, “Determination of the Useful Life of Intangible Assets” (“FAS No. 142-3”). FAS No. 142-3 amends the factors that must be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under FASB Statement of Financial Accounting Standards No. 142, “Goodwill and Other Intangible Assets.” In determining the useful life of an intangible asset for amortization purposes, an entity shall consider, among other things, the periods of expected cash flows, adjusted for certain entity-specific factors. FAS No. 142-3 is effective for fiscal years beginning after December 15, 2008. The Company adopted the provisions of FAS No. 142-3 for its fiscal year beginning January 1, 2009. The Company is evaluating the adoption of FAS No. 142-3.

In December 2008, the FASB issued Staff Position No. FAS 132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets” (“FSP No. FAS 132(R)-1”). FSP No. FAS 132(R)-1 requires additional disclosures about assets held in an employer’s defined benefit pension plan including disclosures regarding investment policies and strategies, categories of plan assets, fair value measurements of plan assets and significant concentrations of risk. The disclosure requirements of FSP No. FAS 132(R)-1 are effective for fiscal years ending after December 15, 2009. The Company adopted the provisions of FSP No. FAS 132(R)-1 for its fiscal year beginning January 1, 2009. The Company is evaluating the impact of adoption of FSP No. FAS 132(R)-1.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

6. Related Party Transactions

Included in the consolidated balance sheets at December 31, 2008 and 2007 are the following related party amounts:

	December 31,

	2008	2007

Reinsurance receivable	$425,369	$381,931
Policy reserves	2,393,013	2,493,511

Included in the consolidated statements of income for the years ended December 31, 2008, 2007 and 2006 are the following related party amounts:

	Year Ended December 31,

	2008	2007	2006

Premium income, net of premiums ceded of $3,662, $1,391,518 and $4,827	$155,752	($ 1,146,908)	$275,169
Life and other policy benefits, net of reinsurance recoveries of $7,356, $737 and $3,325	120,999	103,765	100,575
Increase (decrease) in policy reserves	(42,180)	(1,539,777)	29,245

The Company provides administrative and operational services for the United States operations of The Great-West Life Assurance Company (“GWL”) and the United States operations of The Canada Life Assurance Company (“CLAC”), wholly-owned subsidiaries of Lifeco. The Company also provides investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements for the years ended December 31, 2008, 2007 and 2006. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year Ended December 31,

	2008	2007	2006

Investment management revenue included in net investment income	$7,856	$7,959	$6,772
Administrative and underwriting expense reimbursements included as a reduction to general insurance expenses	1,092	1,255	1,399

Total	$8,948	$9,214	$8,171

The following table summarizes amounts due from parent and affiliates at December 31, 2008 and 2007:

			December 31,

Related party	Indebtedness	Due Date	2008	2007

GWL&A Financial Inc.	On account	On demand	$37,097	$25,932
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.	On account	On demand	716	521
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	2,079	1,370
Putnam Investments LLC	On account	On demand	207	1,315
The Great-West Life Assurance Company	On account	On demand	1,694	—

Total			$41,793	$29,138

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table summarizes amounts due to parent and affiliates at December 31, 2008 and 2007:

			December 31,

Related party	Indebtedness	Due Date	2008	2007

GWL&A Financial Inc. [1]	Surplus note	November 2034	$194,206	$194,194
GWL&A Financial Inc. [2]	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2009	4,701	5,095
Great-West Lifeco Finance LP	On account	On demand	—	582
The Great-West Life Assurance Company	On account	On demand	—	1,046
The Canada Life Assurance Company	On account	On demand	1,563	639

Total			$533,870	$534,956

1          A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,206 and $194,194 at December 31, 2008 and 2007, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

2          A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then current three-month London Interbank Offering Rate. The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,042, $37,042 and $28,848 for the years ended December 31, 2008, 2007 and 2006, respectively.

On June 1, 2007, the Company’s Individual Markets segment terminated its reinsurance agreement with an affiliate, CLAC, pursuant to which it had assumed 80% of certain United States life, health and annuity business on a coinsurance and coinsurance with funds withheld basis. The Company recorded, at fair value, the following  in its consolidated balance sheet in connection with the termination of the reinsurance agreement:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Assets

Fixed maturities	($1,177,180)
Mortgage loans on real estate	(196,743)
Policy loans	(219,149)
Reinsurance receivable	(310,865)
Deferred policy acquisition costs and value of business acquired	(68,809)
Investment income due and accrued	(15,837)
Premiums in course of collection	(3,540)
Deferred income taxes	(18,274)

Total assets	($2,010,397)

Liabilities and Stockholder’s Equity

Policy reserves	($1,976,028)
Policy and contract claims	(20,256)
Policyholders’ funds	(20,464)
Provision for policyholder dividends	(31,841)
Undistributed earnings on participating business	8,161
Other liabilities	103

Total liabilities	(2,040,325)

Accumulated other comprehensive income	7,684
Retained earnings	22,244

Total stockholder’s equity	29,928

Total liabilities and stockholder’s equity	($2,010,397)

The Company recorded the following in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	($1,387,179)
Net investment income	58,569
Net realized losses on investments	(14,797)

Total revenues	(1,343,407)

Decrease in reserves	(1,453,145)
Provision for policyholders’ share of earnings on participating business	8,161
Amortization of deferred acquisition costs and value of business acquired	62,961

Total benefits and expenses	(1,382,023)

Income before income taxes	38,616
Income taxes	16,372

Net income	$22,244

On July 3, 2007, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”), a wholly-owned subsidiary of the Company, and CLAC amended their reinsurance agreement pursuant to which the Company assumed additional term life insurance from CLAC. As a result of this amendment, the Company recorded $33,677 in both premium income and increase in reserves in the consolidated statement of income. GWL&A Financial obtained two letters of credit for the benefit of the Company during December 2005 as collateral under the GWSC and CLAC reinsurance agreement for on-balance sheet policy liabilities and capital support. The first letter of credit is for $919,100 and renews automatically until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews automatically. At December 31, 2008 and 2007, there were no outstanding amounts related to these letters of credit.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

As a result of this amendment, the Company also recorded the following in its consolidated balance sheet:

Assets		Liabilities and Stockholder’s Equity
Reinsurance receivable	$33,677	Policy reserves	$33,677
	$33,677		$33,677

Included within reinsurance receivable in the consolidated balance sheets are $376,378 and $334,169 of funds withheld assets as of December 31, 2008 and 2007, respectively. CLAC pays the Company interest on the funds withheld balance at a rate of 4.55% per annum.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, and Putnam Funds which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2008 and 2007, these purchases totaled $64,723 and $74,855 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $265,299 and $383,319 at December 31, 2008 and 2007, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

7. Summary of Investments

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale at December 31, 2008:

	December 31, 2008

Fixed Maturities:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Carrying Value

U.S. government direct obligations and U.S. agencies	$2,356,143	$81,084	$6,601	$2,430,626	$2,430,626
Obligations of U.S. states and their subdivisions	1,173,185	10,026	34,443	1,148,768	1,148,768
Foreign governments	1,140	12	—	1,152	1,152
Corporate debt securities	5,589,524	51,728	615,647	5,025,605	5,025,605
Mortgage-backed and asset-backed securities	4,274,683	6,183	913,481	3,367,385	3,367,385

Total fixed maturities	$13,394,675	$149,033	$1,570,172	$11,973,536	$11,973,536

Total equity investments	$16,330	$2,424	$964	$17,790	$17,790

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale at December 31, 2007:

	December 31, 2007

Fixed Maturities:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Carrying Value

U.S. government direct obligations and U.S. agencies	$2,701,076	$40,661	$7,287	$2,734,450	$2,734,450
Obligations of U.S. states and their subdivisions	1,213,378	61,168	1,129	1,273,417	1,273,417
Foreign governments	1,801	—	31	1,770	1,770
Corporate debt securities	5,327,480	90,847	94,403	5,323,924	5,323,924
Mortgage-backed and asset-backed securities	4,348,268	26,109	156,705	4,217,672	4,217,672

Total fixed maturities	$13,592,003	$218,785	$259,555	$13,551,233	$13,551,233

Total equity investments	$19,749	$10,414	$587	$29,576	$29,576

See Note 8 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2008, by contractual maturity date, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2008

	Amortized Cost	Estimated Fair Value

Maturing in one year or less	$1,000,913	$888,813
Maturing after one year through five years	2,673,517	2,568,925
Maturing after five years through ten years	1,783,396	1,675,416
Maturing after ten years	1,446,732	1,190,987
Mortgage-backed and asset-backed securities	6,490,117	5,649,395

	$13,394,675	$11,973,536

Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Proceeds from sales	$2,696,635	$2,488,042	$5,944,439
Gross realized gains from sales	50,173	30,834	47,746
Gross realized losses from sales	(1,456)	(4,309)	(54,221)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates, sales of securities acquired in the current year and gains on repurchase agreement transactions.

The Company has fixed maturity securities with fair values in the amounts of $0 and $11,156 that have been non-income producing for the twelve months preceding December 31, 2008 and 2007, respectively. These securities were written down to their fair value in the period they were deemed to be other-than-temporarily impaired.

Derivative financial instruments - The Company makes limited use of derivative financial instruments to manage interest rate and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. Counterparty credit risk was evaluated and considered immaterial to the valuation of derivatives at December 31, 2008. As the Company enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred.

Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company’s overall asset/liability matching program. Interest rate futures are used to hedge the risk of the change in the fair value of certain fixed rate maturity investments. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the other at the expiration or termination of the agreement.

The Company’s use of derivatives treated as fair value hedges has been nominal during the last three years. Hedge ineffectiveness in the amounts of $0, $0 and $224 were recorded as an increase to net investment income during the years ended December 31, 2008, 2007 and 2006, respectively.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the agreement at each due date.

Hedge ineffectiveness in the amount of $1,510 and $606 was recorded as an increase to net investment income during the years ended December 31, 2008 and 2007, respectively. Hedge ineffectiveness in the amount of $89 was recorded as a decrease to net investment income during the year ended December 31, 2006.

Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. A derivative net gain in the amount of $4,732 was reclassified to net investment income during the year ended December 31, 2008 while a derivative net loss in the amount of $1,275 and a derivative net gain in the amount of $1,709 were reclassified to net investment income during the years ended December 31, 2007 and 2006, respectively.  As of December 31, 2008, the Company estimates that $11,475 of net derivative gains included in accumulated other comprehensive income will be reclassified into net income within the next twelve months.

Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio. Although management believes the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS No. 133.

The Company occasionally purchases a financial instrument that contains a derivative instrument that is “embedded” in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. The Company determines if (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument. If both of these are true, the Company has the option of separating the embedded derivative from the host contract and carrying it at its fair value or under SFAS No. 155, the Company may carry the entire hybrid instrument at fair value with gains and losses recognized in earnings.

During the years ended December 31, 2008, 2007 and 2006, decreases in the amounts of $0, $75 and $264, respectively, were recognized in net income from market value changes of derivatives not receiving hedge accounting treatment.

The following tables summarize derivative financial instruments at December 31, 2008 and 2007:

	December 31, 2008

	Notional Amount	Strike/Swap Rate	Maturity

Interest rate swaps	$325,966	0.44%-1.75%	March 2009- February 2045

Foreign currency exchange contracts	52,001	N/A	March 2014- December 2016
Futures:
Thirty year U.S Treasury:
Short position	40,500	N/A	March 2009

	December 31, 2007

	Notional Amount	Strike/Swap Rate	Maturity

Interest rate swaps	$338,075	3.94%-4.70%	November 2008- February 2045

Foreign currency exchange contracts	52,001	N/A	March 2014- December 2016
Futures:
Ten year U.S. Treasury:
Long position	30,900	N/A	March 2008

Mortgage loans – There were no impaired mortgage loans at December 31, 2008. The average balance of impaired loans during 2007 was $6,213 and the related allowance for credit losses was $6,213, leaving an impaired loan balance of $0 at December 31, 2007.

As part of its active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $0 and $6,223 at December 31, 2008 and 2007, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Balance, January 1	$9,448	$15,661	$15,661
Release of provision	(614)	(6,213)	—

Balance, December 31	$8,834	$9,448	$15,661

The changes to the allowance for mortgage loan credit losses are recorded in net realized gains (losses) on investments.

Equity investments - The carrying value of the Company’s equity investments was $17,790 and $29,576 at December 31, 2008 and 2007, respectively.

Limited partnership interests and limited liability corporation interests - At December 31, 2008 and 2007, the Company had $293,956 and $326,971, respectively, invested in limited partnerships and limited liability corporations. The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2008 and 2007 were $33,289 and $18,849, respectively.

Securities pledged, restricted assets and special deposits - The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities sold under agreements to repurchase, futures contracts and state regulatory deposits.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $37,220 and $35,539 at December 31, 2008 and 2007, respectively.

The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying consolidated balance sheets, are loaned to third parties. Securities with a cost or amortized cost in the amounts of $32,788 and $84,851 and estimated fair values in the amounts of $41,321 and $90,087 were on loan under the program at December 31, 2008 and 2007, respectively. The Company was liable for collateral under its control in the amounts of $43,205 and $93,472 at December 31, 2008 and 2007, respectively.

Additionally, the fair value of margin deposits related to futures contracts was approximately $1,600 and $496 at December 31, 2008 and 2007, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturity investments and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, in accumulated other comprehensive income in the stockholder’s equity section in the accompanying consolidated balance sheets. All available-for-sale securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records write-downs as realized losses and adjusts the cost basis of the securities accordingly. The Company does not adjust the revised cost basis for subsequent recoveries in value.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The assessment of whether an other-than-temporary impairment has occurred is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations and future earnings potential of the issuer.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is significantly below cost.

•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.

•	The decline in fair value has existed for an extended period of time.

•	A debt security has been downgraded by a credit rating agency.

•	The financial condition of the issuer has deteriorated.

•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

The following tables summarize unrealized investment losses by class of investment at December 31, 2008 and 2007. The Company considers these investments to be only temporarily impaired:

	December 31, 2008

	Less than twelve months		Twelve months or longer		Total

Fixed Maturities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

U.S. government direct obligations and U.S. agencies	$41,965	$2,042	$157,062	$4,559	$199,027	$6,601
Obligations of U.S. states and their subdivisions	662,723	28,728	65,697	5,715	728,420	34,443
Corporate debt securities	2,271,214	213,400	1,556,161	402,247	3,827,375	615,647
Mortgage-backed and asset-backed securities	1,143,410	205,615	2,038,847	707,866	3,182,257	913,481

Total fixed maturities	$4,119,312	$449,785	$3,817,767	$1,120,387	$7,937,079	$1,570,172

Equity investments	$2,451	$964	$—	$—	$2,451	$964

Total number of securities in an unrealized loss position	1,956		571		2,524

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	December 31, 2007

	Less than twelve months		Twelve months or longer		Total

Fixed Maturities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

U.S. government direct obligations and U.S. agencies	$93,564	$1,035	$584,237	$6,252	$677,801	$7,287
Obligations of U.S. states and their subdivisions	18,748	427	83,482	702	102,230	1,129
Foreign governments	—	—	1,770	31	1,770	31
Corporate debt securities	483,359	19,290	1,907,778	75,113	2,391,137	94,403
Mortgage-backed and asset-backed securities	873,956	74,461	2,097,427	82,244	2,971,383	156,705

Total fixed maturities	$1,469,627	$95,213	$4,674,694	$164,342	$6,144,321	$259,555

Equity investments	$3,615	$587	$—	$—	$3,615	$587

Total number of securities in an unrealized loss position	133		667		800

Fixed maturity investments - Total unrealized losses increased by $1,310,617 from December 31, 2007 to 2008. This increase in unrealized losses is primarily due to the corporate debt securities and mortgage-backed and asset-backed securities classes and reflects market illiquidity and economic uncertainty in these markets during the past year.

Unrealized losses on mortgage-backed and asset-backed securities comprise $756,776 of this increase and are attributable to widening of credit spreads resulting from a lack of market liquidity. The market disruption has influenced valuations at December 31, 2008; however, the underlying collateral on the securities within the portfolio along with credit enhancement and/or guarantees is sufficient to expect full repayment of the principal. See Note 8 for additional discussion regarding fair valuation processes.

Unrealized losses on corporate debt securities increased $521,244 from December 31, 2007 to 2008. The valuation of these securities has also been significantly influenced by market conditions. Management has classified these securities by sector, calculated as a percentage of total unrealized losses as follows:

	December 31,

Corporate sector	2008	2007

Finance	51%	53%
Utility	20%	19%
Natural resources	9%	8%
Consumer	8%	10%
Transportation	4%	5%
Other	8%	5%

	100%	100%

Approximately $259,915 of the increase in unrealized losses was related to the finance industry. These unrealized losses were primarily related to securities in the insurance industry, and perpetual floating-interest-rate securities issued by Canadian and other foreign banks. Less than 5% (approximately $30,067 of the $615,647) of total unrealized losses on corporate debt securities was related to securities in the finance industry on which there has been a ratings downgrade since December 31, 2007. All of these securities, except one, representing $8,483 of the unrealized losses, are rated BBB or above.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Approximately $106,579 of the increase in unrealized losses since December 2007 was related to the utility industry. Less than 4% (approximately $21,371 of the $615,647) of the total unrealized losses on corporate debt securities was related to securities in the utility industry on which there has been a ratings downgrade since December 31, 2007. All of these securities are rated BBB or above.

Future changes in the fair value of these securities will be dependent upon the return of market liquidity and changes in general market conditions including interest rates and credit spread movements. While the decline in fair value has been increasing and many unrealized losses have existed for longer than twelve months, the Company believes this is attributable to general market conditions and not reflective of the financial condition of the issuer or collateral backing the securities and has little bearing on whether the investment will be ultimately recoverable. Current liquidity conditions in the market place contribute to the uncertainty in the financial condition of the many issuers; however, the Company continually monitors its credit risk exposure to identify potential losses. The Company has the ability and intent to hold the securities with unrealized losses until a recovery of the fair value, which may be maturity; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

Equity investments - The increase in unrealized losses of $377 from December 31, 2007 to 2008 is primarily related to issues in the financial services industry. At December 31, 2008, the Company is continuing to monitor conditions impacting the industry, as noted above, and has determined that these securities are not other-than-temporarily impaired.

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments of $87,886, $34,485 and $6,094 during 2008, 2007 and 2006, respectively. Of the $87,886, $35,657 was related to the write-down of a security in the financial services industry backed by Lehman Brothers Holdings Inc. Additionally, $24,888 of the $87,886 was related to the write-down of securities in the automobile industry backed by General Motors Corporation. Of the $87,886 recorded during 2008, $4,372 was related to discontinued operations and $83,514 was related to continuing operations.

The Company recorded other-than-temporary impairment on equity securities of $3,512 during 2008. This was related to airline securities and a Washington Mutual, Inc. holding within a limited partnership investment. During 2007 and 2006, the Company recorded other-than-temporary impairments on equity securities in the amounts of $389 and $469, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

8. Fair Value Measurements

The following table summarizes the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2008 and 2007:

	December 31, 2008		December 31, 2007

Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Fixed maturities and short-term investments	$12,378,740	$12,378,740	$14,046,926	$14,046,926
Mortgage loans on real estate	1,380,101	1,373,015	1,199,976	1,212,221
Equity investments	17,790	17,790	29,576	29,576
Policy loans	3,979,094	3,979,094	3,767,872	3,767,872
Other investments	31,992	58,600	11,362	12,134
Derivative instruments	92,713	92,713	8,734	8,734
Collateral under securities lending agreements	43,205	43,205	93,472	93,472
Reinsurance receivable	8,144	8,144	4,856	4,856
Separate account assets	15,121,943	15,121,943	18,089,984	18,089,984

	December 31, 2008		December 31, 2007

Liabilities	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Annuity contract reserves without life contingencies	$6,736,101	$6,176,405	$5,998,749	$6,041,886
Policyholders’ funds	320,320	320,320	302,957	302,957
Repurchase agreements	202,079	202,079	138,537	138,537
Commercial paper	97,167	97,167	95,667	95,667
Payable under securities lending agreements	43,205	43,205	93,472	93,472
Derivative instruments	—	—	3,634	3,634
Notes payable	532,307	532,307	532,689	532,689
Separate account liabilities	15,121,943	15,121,943	18,089,984	18,089,984

Fixed maturity and equity securities

The fair values for public fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

Short-term investments, securities lending agreements, repurchase agreements and commercial paper

The carrying value of short-term investments, collateral and payable under securities lending agreements, repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. The rates selected for inclusion in the discount rate matrix reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

Policy loans

Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Other investments

Other investments consist of the Company’s percentage ownership of a foreclosed lease interest in an aircraft. The estimated fair value is based on the present value of anticipated lease payments plus the residual value. Also included in other investments is real estate held for investment. The estimated fair value is based on appraised value.

Derivative instruments

Included in other assets at December 31, 2008 and 2007 are derivative financial instruments in the amounts of $92,713 and $8,734, respectively. Included in other liabilities at December 31, 2008 and 2007 are derivative financial instruments in the amounts of $0 and $3,634, respectively. The estimated fair values of over-the-counter derivatives, primarily consisting of interest rate swaps, which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at each year-end, taking into consideration current interest rates, counterparty credit risk and other relevant factors. Counterparty credit risk considerations were immaterial to the valuation of the derivatives as of December 31, 2008.

Reinsurance receivable

The carrying value of the reinsurance receivable is a reasonable estimate of fair value due to their short-term nature.

Annuity contract reserves without life contingencies

The estimated fair values of annuity contract reserves without life contingencies are estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for credit risk.

Policyholders’ funds

The estimated fair values of policyholders’ funds are the same as the carrying amounts since the Company can change the interest crediting rates with 30 days notice.

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon discounted cash flows at current market rates on high quality investments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Separate account assets and liabilities

Separate account assets and liabilities are adjusted to net asset value on a daily basis, which approximates fair value.

Fair value disclosures

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy in accordance with SFAS No. 157. The levels of the fair value hierarchy are described below.

•     Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include actively exchange-traded equity securities.

•     Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities were obtained from a pricing service. The list of inputs used by the pricing service is reviewed on a quarterly basis. The pricing service inputs include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, offers and reference data. Level 2 securities include those priced using a matrix which is based on credit quality and average life, U.S. government and agency securities, restricted stock, some private equities, certain fixed maturity investments and some over-the-counter derivatives.

•     Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. The prices of the majority of Level 3 securities were obtained from single broker quotes and internal pricing models. Financial assets and liabilities utilizing Level 3 inputs include certain private equity, fixed maturity and over-the-counter derivative investments.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Assets and Liabilities Measured at Fair Value on a Recurring Basis December 31, 2008

Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Fixed maturities, available-for-sale	$—	$11,177,965	$795,571	$11,973,536
Fixed maturities, held for trading	—	38,834	—	38,834
Equity investments, available-for-sale	17,790	—	—	17,790
Short-term investments, available-for-sale	66,958	299,412	—	366,370
Collateral under securities lending agreements	43,205	—	—	43,205
Other assets [1]	—	89,489	3,224	92,713
Separate account assets [2]	9,080,928	5,355,100	532	14,436,560

Total assets	$9,208,881	$16,960,800	$799,327	$26,969,008

Liabilities

Total liabilities	$—	$—	$—	$—

[1]	Includes derivative financial instruments.

[2]	Includes only separate account investments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

Total assets and liabilities in Level 3 increased by $280,849 from January 1 to December 31, 2008. The increase is primarily due to a change in pricing source for asset-backed securities backed by prime home improvement loans. The Company determined that the use of internal models was a better measurement of fair value for these securities.

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 Financial Assets and Liabilities Year Ended December 31, 2008

	Fixed maturities available- for-sale	Equity investments available- for-sale	Collateral under securities lending agreements	Other assets and liabilities [1]	Separate accounts

Balance, January 1, 2008	$404,119	$244	$21,155	($2,265)	$95,225
Realized and unrealized gains and losses:
Gains (losses) included in net income	3,052	—	—	5	—
(Gains) losses included in other comprehensive income	(71,360)	—	—	5,484	(1,015)
Purchases, issuances and settlements	(19,337)	(244)	(21,155)	—	(5,574)
Transfers in (out) of Level 3	479,097	—	—	—	(88,104)

Balance, December 31, 2008	$795,571	$—	$—	$3,224	$532

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2008	$—	$—	$—	$5	$—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Realized and unrealized gains and losses included in net income for the year ended December 31, 2008 are reported in net realized gains (losses) on investments and net investment income as follows:

	Year Ended December 31, 2008

	Net realized gains (losses) on investments	Net investment income

Realized and unrealized gains and losses included in net income for the period	$3,052	$5

Non-recurring Level 3 assets and liabilities - At December 31, 2008, the Company held $16,097 of cost basis limited partnership interests which were impaired during the year based on underlying limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net realized gains (losses) on investments are impairments of $1,122 for the year ended December 31, 2008. The Company has no liabilities measured at fair value on a non-recurring basis at December 31, 2008.

9. Reinsurance

The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability in the amount of $3,500 of coverage per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2008 and 2007, the reinsurance receivables had carrying values in the amounts of $546,491 and $505,107, respectively. Included in these amounts are $425,369 and $381,931 at December 31, 2008 and 2007, respectively, associated with reinsurance agreements with related parties. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2008 or 2007.

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2008:

	Life Insurance In-Force

	Individual	Group	Total

Written direct	$51,109,750	$32,332,557	$83,442,307
Reinsurance ceded	(11,655,940)	—	(11,655,940)
Reinsurance assumed	91,066,830	—	91,066,830

Net	$130,520,640	$32,332,557	$162,853,197

Percentage of amount assumed to net	69.8%	0.0%	55.9%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	Premium Income

	Life Insurance	Annuities	Total

Written direct	$371,952	($1,153)	$370,799
Reinsurance ceded	(37,035)	(141)	(37,176)
Reinsurance assumed	189,908	1,605	191,513

Net	$524,825	$311	$525,136

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2007:

	Life Insurance In-Force

	Individual	Group	Total

Written direct	$52,406,664	$31,359,824	$83,766,488
Reinsurance ceded	(12,229,471)	—	(12,229,471)
Reinsurance assumed	93,804,317	—	93,804,317

Net	$133,981,510	$31,359,824	$165,341,334

Percentage of amount assumed to net	70.0%	0.0%	56.7%

	Premium Income

	Life Insurance	Annuities	Total

Written direct	$317,339	$5,058	$322,397
Reinsurance ceded	(1,406,752)	(25,608)	(1,432,360)
Reinsurance assumed	252,645	51	252,696

Net	($836,768)	($20,499)	($857,267)

The following table summarizes total premium income for the year ended, December 31, 2006:

	Premium Income

	Life Insurance	Annuities	Total

Written direct	$316,689	$11,087	$327,776
Reinsurance ceded	(51,777)	(172)	(51,949)
Reinsurance assumed	306,572	53	306,625

Net	$571,484	$10,968	$582,452

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

10. Deferred Acquisition Costs (“DAC”) and Value of Business Acquired (“VOBA”)

The following table summarizes activity in deferred acquisition costs and value of business acquired for the years ended December 31, 2008, 2007 and 2006:

	DAC	VOBA	Total

Balance, January 1, 2006	$416,815	$9,627	$426,442
Capitalized additions	60,187	46,032	106,219
Amortization and writedowns	(44,527)	(1,664)	(46,191)
Unrealized investment gains (losses)	18,740	(76)	18,664

Balance, December 31, 2006	451,215	53,919	505,134
Capitalized additions	73,062	—	73,062
Amortization and writedowns	(128,575)	(6,995)	(135,570)
Unrealized investment gains	1,121	118	1,239
Purchase accounting adjustment	—	(563)	(563)

Balance, December 31, 2007	396,823	46,479	443,302
Capitalized additions	65,108	—	65,108
Amortization and writedowns	(55,551)	2,852	(52,699)
Unrealized investment gains	251,940	6,380	258,320

Balance, December 31, 2008	$658,320	$55,711	$714,031

The estimated future amortization of VOBA for the years ended December 31, 2009 through December 31, 2013 is as follows:

Year Ended December 31,	Amount

2009	$1,894
2010	2,296
2011	2,628
2012	2,902
2013	3,129

11. Goodwill and Other Intangible Assets

The balances of and changes in goodwill, all of which is within the Retirement Services segment, for the years ended December 31, 2008 and 2007 are as follows:

Amount

Balance, January 1, 2007	$102,374
Purchase price accounting adjustment	(719)

Balance, December 31, 2007	101,655
Purchase price accounting adjustment	3,600

Balance, December 31, 2008	$105,255

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following tables summarize other intangible assets, all of which are within the Retirement Services segment, as of December 31, 2008 and 2007:

	December 31, 2008

	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Customer relationships	$36,314	($7,249)	29,065
Preferred provider agreements	7,970	(3,211)	4,759

Total	$44,284	($10,460)	$33,824

	December 31, 2007

	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Customer relationships	$36,999	($4,154)	$32,845
Preferred provider agreements	7,970	($1,581)	6,389

Total	$44,969	($5,735)	$39,234

Amortization expense for other intangible assets included in general insurance expenses was $4,725, $4,699 and $497 for the years ended December 31, 2008, 2007 and 2006, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2009 through December 31, 2013 is as follows:

Year Ended December 31,	Amount

2009	$4,492
2010	4,004
2011	3,801
2012	3,597
2013	3,418

12. Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility (See Note 22).

The following table provides information regarding the Company’s commercial paper program at December 31, 2008 and 2007:

	December 31,

	2008	2007

Commercial paper outstanding	$97,167	$95,667
Maturity range (days)	6 - 28	7 - 88
Interest rate range	0.6% - 2.4%	4.80% - 5.48%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

13. Stockholder’s Equity and Dividend Restrictions

At December 31, 2008 and 2007, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2008 and 2007.

GWLA’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2008, 2007 and 2006 are as follows:

	Year Ended December 31,

	2008	2007	2006

	(Unaudited)
Net income	$271,436	$562,309	$280,874
Capital and surplus	904,376	1,846,170	1,862,338

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the year ended December 31, 2008, the Company paid dividends in the amount of $1,772,293 to its parent company, GWL&A Financial, in part using the proceeds received from the sale of its Healthcare business as discussed in Note 2. During the years ended December 31, 2007 and 2006, the Company paid dividends in the amounts of $604,983 and $249,395, respectively.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at and for the year ended December 31, 2008 were $904,376 and $750,998, respectively. GWLA may pay up to $750,998 (unaudited) of dividends during the year ended December 31, 2009 without the prior approval of the Colorado insurance commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

14. Other Comprehensive Income

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2008:

	Year Ended December 31, 2008

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	$85,494	($29,923)	$55,571
Unrealized holding gains (losses) arising during the year	(1,431,239)	496,555	(934,684)
Less: reclassification adjustment for (gains) losses realized in net income	38,978	(10,989)	27,989

Net unrealized gains (losses)	(1,306,767)	455,643	(851,124)
Reserve, DAC and VOBA adjustments	254,180	(88,963)	165,217

Net unrealized gains (losses)	(1,052,587)	366,680	(685,907)
Employee benefit plan adjustment	(115,766)	40,518	(75,248)

Other comprehensive income (loss)	($1,168,353)	$407,198	($761,155)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2007:

	Year Ended December 31, 2007

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	$12,317	($4,311)	$8,006
Unrealized holding gains (losses) arising during the year	3,833	(1,342)	2,491
Less: reclassification adjustment for (gains) losses realized in net income	3,098	(1,084)	2,014

Net unrealized gains (losses)	19,248	(6,737)	12,511
Reserve, DAC and VOBA adjustments	(4,013)	1,405	(2,608)

Net unrealized gains (losses)	15,235	(5,332)	9,903
Employee benefit plan adjustment	53,843	(18,845)	34,998

Other comprehensive income (loss)	$69,078	($24,177)	$44,901

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2006:

	Year Ended December 31, 2006

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	($7,805)	$2,732	($5,073)
Unrealized holding gains (losses) arising during the year	(52,398)	18,339	(34,059)
Less: reclassification adjustment for gains (losses) realized in net income	3,535	(1,237)	2,298

Net unrealized gains (losses)	(56,668)	19,834	(36,834)
Reserve, DAC and VOBA adjustments	19,785	(6,925)	12,860

Net unrealized gains (losses)	(36,883)	12,909	(23,974)
Employee benefit plan adjustment	1,521	(532)	989

Other comprehensive income (loss)	($35,362)	$12,377	($22,985)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

15. Net Investment Income and Realized Gains (Losses) on Investments

The following table summarizes net investment income for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Investment income:
Fixed maturity and short-term investments	$766,625	$782,013	$780,272
Equity investments	1,240	2,260	5,794
Mortgage loans on real estate	73,838	66,994	79,316
Policy loans	218,687	205,772	208,511
Limited partnership interests	2,601	10,887	13,818
Interest on funds withheld balances under reinsurance agreements	14,413	21,199	49,952
Change in fair value of an embedded derivative contained in a reinsurance agreement	—	(5,521)	(18,986)
Other, including interest income (expense) from related parties of ($444), $5,240 and $22,505	14,331	71,734	6,986

	1,091,735	1,155,338	1,125,663
Investment expenses	(13,266)	(15,797)	(15,527)

Net investment income	$1,078,469	$1,139,541	$1,110,136

The following table summarizes net realized gains (losses) on investments for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Net realized gains (losses):
Fixed maturity and short-term investments	($30,797)	($9,570)	($8,978)
Equity investments	(4,162)	(48)	(2,768)
Mortgage loans on real estate	2,568	3,202	2,725
Limited partnership interests	1,112	(38)	(835)
Other	9,583	590	(123)
Provision for mortgage impairments, net of recoveries	—	3,836	514

Net realized gains (losses) on investments	($21,696)	($2,028)	($9,465)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

16. General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Compensation	$282,502	$281,670	$251,345
Commissions	118,978	128,003	103,488
Premium and other taxes	25,704	21,366	19,209
Capitalization of DAC	(65,108)	(73,062)	(60,186)
Rent, net of sublease income	3,875	5,752	7,873
Other	63,744	68,697	45,586

Total general insurance expenses	$429,695	$432,426	$367,315

17. Employee Benefit Plans

On December 31, 2006, the Company adopted the recognition and disclosure provisions of SFAS No. 158. SFAS No. 158 required the Company to recognize the funded status (i.e., the difference between the fair value of plan assets and the projected benefit obligations for the Defined Benefit Pension Plan or the accumulated post retirement benefit obligation for the Post-Retirement Medical Plan) of its pension plan and post retirement medical plan beginning in its December 31, 2006 statement of financial position, with a corresponding adjustment to accumulated other comprehensive income, net of tax. The adjustment to accumulated other comprehensive income at adoption represents the net unrecognized actuarial losses, unrecognized prior service costs and unrecognized transition obligation remaining from the initial adoption of Statement of Financial Accounting Standards No. 87, “Employer’s Accounting for Pensions” (“SFAS No. 87”) all of which were previously netted against the plan’s funded status in the Company’s statement of financial position pursuant to the provisions of SFAS No. 87. These amounts will be subsequently recognized as net periodic pension cost pursuant to the Company’s historical accounting policy for amortizing such amounts. Further, actuarial gains and losses that arise in subsequent periods and are not recognized as net periodic pension cost in the same periods will be recognized as a component of other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income at the time of adoption of SFAS No. 158.

Defined Benefit Pension and Post-Retirement Medical Plans - The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

During December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) was signed into law. Under the Act, which took effect on January 1, 2006, employers who sponsor post-retirement plans that provide for a prescription drug benefit under Medicare Part D may be entitled to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

a subsidy payment. In conjunction with the effect of this legislation, the Company amended its post-retirement medical plan, whereby it eliminated the provision of medical benefits for retired employees once they become Medicare eligible.

Prior to the adoption of the measurement provisions of SFAS No. 158 for its year ended December 31, 2008, the Company utilized a November 30 measurement date for the Defined Benefit Pension and Post-Retirement Medical plans. Upon adoption of the measurement provision of SFAS No. 158, the Company changed the measurement date to correspond to the end of its fiscal year, December 31. The impact of adopting the measurement date provisions of SFAS No. 158 was a decrease to stockholder’s equity of $206. Prepaid benefit costs and intangible assets are included in other assets and accrued benefit costs and unfunded status amounts are included in other liabilities in the accompanying consolidated balance sheets.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the under funded status for the Company’s Defined Benefit Pension and Post-Retirement Medical plans as of the years ended December 31, 2008 and 2007:

	Defined benefit pension plan		Post-retirement medical plan

	2008	2007	2008	2007

Change in projected benefit obligation:
Benefit obligation, January 1	$278,246	$300,773	$26,207	$25,647
Service cost	5,743	9,685	1,263	2,050
Interest cost	18,356	17,293	1,254	1,489
Actuarial (gain) loss	23,200	(41,275)	(2,327)	(2,007)
Benefits paid	(10,217)	(8,230)	(1,344)	(971)
Curtailments	(14,165)	—	(8,855)	—
Other	2,220	—	285	—

Benefit obligation, December 31	$303,383	$278,246	$16,483	$26,208

	Defined benefit pension plan		Post-retirement medical plan

	2008	2007	2008	2007

Change in plan assets:
Value of plan assets, January 1	$274,452	$256,533	$—	$—
Actual return (loss) on plan assets	(73,765)	22,849	—	—
Employer contributions	11,500	3,300	1,344	971
Benefits paid	(10,217)	(8,230)	(1,344)	(971)

Value of plan assets, December 31	$201,970	$274,452	$—	$—

	Defined benefit pension plan		Post-retirement medical plan

	2008	2007	2008	2007

Funded (under funded) status at December 31	($101,413)	($3,794)	($16,483)	($26,208)

	Defined benefit pension plan		Post-retirement medical plan

	2008	2007	2008	2007

Amounts recognized in consolidated balance sheets:
Prepaid benefit cost (accrued benefit liability)	$15,507	$7,880	($31,408)	($51,663)
Accumulated other comprehensive income	(116,920)	(11,674)	14,925	25,455

The accumulated benefit obligation for the Defined Benefit Pension Plan was $289,525 and $260,147 at December 31, 2008 and 2007, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table provides information regarding amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit costs at December 31, 2008:

	Defined benefit pension plan		Post-retirement medical plan

	Gross	Net of tax	Gross	Net of tax

Net gain (loss)	($120,948)	($78,616)	$1,834	$1,192
Net prior service (cost) credit	(388)	(252)	13,091	8,509
Net transition asset (obligation)	4,416	2,870	—	—

	($116,920)	($75,998)	$14,925	$9,701

The following table provides information regarding amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2009:

	Defined benefit pension plan		Post-retirement medical plan

	Gross	Net of tax	Gross	Net of tax

Net gain (loss)	($10,655)	($6,926)	$—	$—
Net prior service (cost) credit	(88)	(57)	1,650	1,072
Net transition asset (obligation)	1,514	984	—	—

	($9,229)	($5,999)	$1,650	$1,072

The expected benefit payments for the Company’s Defined Benefit Pension and Post-Retirement Medical Plans for the years indicated are as follows:

	Defined benefit pension plan	Post-retirement medical plan

2009	$12,235	$1,634
2010	12,127	1,703
2011	12,496	1,767
2012	13,231	1,776
2013	13,800	1,710
2014 through 2018	80,769	7,581

Net periodic (benefit) cost of the Defined Benefit Pension Plan and the Post-Retirement Medical Plan included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2008, 2007 and 2006 includes the following components:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	Defined benefit pension plan

	2008	2007	2006

Components of net periodic (benefit) cost:
Service cost	$5,743	$9,685	$9,406
Interest cost	18,356	17,293	15,970
Expected return on plan assets	(20,499)	(20,166)	(16,835)
Amortization of transition obligation	(1,514)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	120	218	462
Amortization of loss from earlier periods	679	4,877	5,447

Net periodic cost	$2,885	$10,393	$12,936

	Post-retirement medical plan

	2008	2007	2006

Components of net periodic (benefit) cost:
Service cost	$1,263	$2,050	$1,851
Interest cost	1,254	1,489	1,309
Amortization of unrecognized prior service cost	(2,169)	(3,727)	(3,727)
Amortization of loss from earlier periods	85	651	633

Net periodic cost	$433	$463	$66

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension Plan and the Post-Retirement Medical Plan for the years ended December 31, 2008, 2007 and 2006:

	Defined benefit pension plan

	2008	2007	2006

Discount rate	6.40%	6.75%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	4.94%	3.19%	3.19%

	Post-retirement medical plan

	2008	2007	2005

Discount rate	6.40%	6.75%	5.75%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Post- Retirement Medical Plan. For measurement purposes, an 8.5% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2016.

The following table presents what a one-percentage-point change would have on assumed healthcare cost trend rates:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	One percentage point increase	One percentage point decrease

Increase (decrease) on total service and interest cost on components	$2,863	($2,221)
Increase (decrease) on post-retirement benefit obligation	345	(296)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2008 and 2007:

	December 31,

	2008	2007

Equity securities	62%	73%
Debt securities	30%	25%
Other	8%	2%

Total	100%	100%

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2009:

December 31, 2009

Equity securities	25% - 75%
Debt securities	25% - 75%
Other	0% - 15%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2009. The Company made a contribution in the amount of $11,500 to its Defined Benefit Pension Plan during the year ended December 31, 2008. The Company expects to contribute approximately $1,634 to its Post-Retirement Medical Plan during the year ended December 31, 2009. The Company will make a contribution at least equal to the minimum contribution of $8,625 to its Defined Benefit Pension Plan during the year ended December 31, 2009.

During the second quarter of 2008, the Company recorded defined benefit pension plan costs of $672 and post-retirement medical plan benefits of $19,346 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

Supplemental executive retirement plans - The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The Company’s expense for these plans was $4,214, $4,869 and $4,942 for the years ended December 31, 2008, 2007 and 2006, respectively. The liability associated with these plans was $45,765 and $41,676 at December 31, 2008 and 2007, respectively, and is included in other liabilities in the accompanying consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following tables summarize changes in the benefit obligations, plan assets and funded status for the Company’s Supplemental Executive Retirement Plans for the years ended December 31, 2008 and 2007:

	2008	2007

Change in projected benefit obligation:
Benefit obligation, January 1	$41,676	$46,085
Service cost	665	1,044
Interest cost	2,735	2,589
Actuarial (gain) loss	3,578	(6,136)
Regular benefits paid	(1,761)	(1,906)
Special termination benefits	2,053	—
Curtailments	(3,181)	—

Benefit obligation, December 31	$45,765	$41,676

	December 31,

	2008	2007

Change in plan assets:
Fair value of plan assets, January 1	$—	$—
Employer contributions	1,761	1,906
Benefits paid	(1,761)	(1,906)

Fair value of plan assets, December 31	$—	$—

	December 31,

	2008	2007

Underfunded status	($45,765)	($41,676)
Accumulated other comprehensive expense (income)	(7,676)	(7,368)

The following table provides information regarding amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit costs at December 31, 2008:

	Gross	Net of tax

Net prior service (cost) credit	($2,755)	($1,790)
Net gain (loss)	(4,921)	(3,199)

	($7,676)	($4,989)

The following table provides information regarding amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit costs for the Supplemental Executive Retirement Plans during the year ended December 31, 2009:

	Gross	Net of tax

Net prior service (cost) credit	$675	$439
Net gain (loss)	—	—

	$675	$439

The expected benefit payments for the Company’s Supplemental Executive Retirement Plans for the years indicated are estimated as follows:

2009	$2,100
2010	2,273
2011	2,518
2012	2,514
2013	2,509
2014 through 2018	17,944

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Net periodic cost of the Supplemental Executive Retirement Plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, 2008, 2007 and 2006 includes the following components:

	Year Ended December 31,

	2008	2007	2006

Components of net periodic (benefit) cost:
Service cost	$665	$1,044	$964
Interest cost	2,735	2,589	2,564
Amortization of unrecognized prior service cost	814	986	1,024
Amortization of loss from earlier periods	—	250	390

Net periodic cost	$4,214	$4,869	$4,942

The following table presents the assumptions used in determining benefit obligations for the Supplemental Executive Retirement Plans for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Discount rate	6.40%	6.75%	5.75%
Rate of compensation increase	6.00%	6.00%	6.00%

During the second quarter of 2008, the Company recorded supplemental executive retirement plan costs of $1,833 as adjustments to income from discontinued operations due to plan curtailments related to the sale of the Healthcare segment.

Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2008, 2007 and 2006 were $7,384, $9,573 and $8,825, respectively.

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $16,752 and $17,934 at December 31, 2008 and 2007, respectively. The participant deferrals earned interest at the average rates of 7.06% and 6.50% during the years ended December 31, 2008 and 2007, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.41% to 8.30% for retired participants. Interest expense related to this plan was $1,224, $1,261 and $1,295 for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in general insurance expenses in the consolidated statements of income.

The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $4,369 and $5,257 at December 31, 2008 and 2007, respectively. The participant deferrals earned interest at the average rate of 4.5% and 4.6% during the years ended December 31, 2008

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

and 2007, respectively. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $233, $258 and $269 for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in general insurance expense in the consolidated statements of income.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $9,238 and $14,533 at December 31, 2008 and 2007, respectively. Unrealized (losses) gains on invested participant deferrals were ($3,709), $997 and $1,556 for the years ended December 31, 2008, 2007 and 2006, respectively.

18. Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following:

	Year Ended December 31,

	2008	2007	2006

Current	$14,828	$60,813	$35,892
Deferred	81,010	57,978	36,711

Total income tax provision from continuing operations	$95,838	$118,791	$72,603

The following table presents reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2008, 2007 and 2006:

	Year Ended December 31,

	2008	2007	2006

Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(1.4%)	(1.6%)	(2.5%)
Tax credits	(2.5%)	(2.8%)	(4.8%)
State income taxes net of federal benefit	1.1%	0.5%	0.7%
Provision for policyholders’ share of earnings on participating business	(13.2%)	2.0%	1.2%
Prior period adjustment	(0.3%)	1.4%	(1.8%)
Other, net	(1.0%)	(1.4%)	0.4%

Effective federal income tax rate from continuing operations	17.7%	33.1%	28.2%

Included above in the provision for policyholder’s share of earnings on participating business is the $207,785 decrease in undistributed earnings on participating business as discussed in Note 4.

The Company adopted the provisions of Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized an $87,427 increase in the liability for unrecognized tax benefits, of which $6,195 was accounted for as a reduction to the January 1, 2007 balance of retained earnings, $4,505 was accounted for as a reduction to a liability previously accounted for under Statement of Financial Accounting

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Standards No. 5 “Accounting for Contingencies”, and $76,727 was accounted for as an increase related to temporary items. During the year ended December 31, 2008, the Company recognized $6,600 in unrecognized tax benefits relating to FIN 48. The Company does not expect any material changes relating to unrecognized tax benefits within the next twelve months.

A reconciliation of unrecognized tax benefits for the years ended December 31, 2008 and 2007 is as follows:

Balance, January 1, 2007	$87,427
Additions for tax positions in the current year	3,957
Additions for tax positions in prior years	21,749
Reductions for tax positions in prior years	(51,847)

Balance, December 31, 2007	61,286
Additions for tax positions in the current year	6,600
Reductions for tax positions in current year	(1,935)
Additions for tax positions in prior years	17,349
Reductions for tax positions in prior years	(23,221)

Balance, December 31, 2008	$60,079

Included in the unrecognized tax benefits of $60,079 at December 31, 2008 was $5,126 of tax benefits that, if recognized, would increase the annual effective tax rate. Also included in the balance at December 31, 2008 is $54,953 of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $6,916 and $1,300 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2008 and 2007, respectively. The Company had approximately $12,548 and $5,632 accrued for the payment of interest and penalties at December 31, 2008 and 2007, respectively.

The Company files income tax returns in the U.S federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S federal, state and local income tax examinations by tax authorities for years 2004 and prior. The Company has been notified by the IRS that they will soon begin an examination; however the specific companies and tax years to be audited have not been determined. The Company does not expect significant increases or decreases to the unrecognized tax benefits in 2009. Also, the Company does not expect significant increases or decreases relating to state and local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2008 and 2007, are as follows:

	December 31,

	2008		2007

	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability

Policyholder reserves	$—	$105,049	$—	$13,443
Deferred acquisition costs	—	144,069	—	55,081
Investment assets	542,104	—	—	37,360
Policyholder dividends	20,298	—	30,750	—
Net operating loss carryforward	267,074	—	220,032	—
Pension plan accrued benefit liability	39,571	—	—	—
Goodwill	—	19,833	—	—
Other	—	22,297	54,564	—

Total deferred taxes	$869,047	$291,248	$305,346	$105,884

Amounts presented for investment assets above include $400,339 and ($3,082) related to the net unrealized losses (gains) on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2008 and 2007, respectively.

As discussed in Note 1, the Company completed an in depth analysis of its deferred tax balances during 2008 and identified deferred tax balances aggregating $43,914 that required correction.  The prior period adjustment represents the correction of deferred tax balances related to previous years.  The adjustment was not considered to be material to beginning retained earnings or to any individual prior period.

The Company, together with certain of its subsidiaries, and GWL&A Financial have entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis. Certain other subsidiaries file their federal income tax returns separately.

The Company has federal net operating loss carry forwards generated by a subsidiary that files an income tax return separate from the GWL&A Financial consolidated federal income tax return. As of December 31, 2008, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount

2025	$371,058
2026	113,002
2027	136,443
2028	102,249

Total	$722,752

Included in due from parent and affiliates at December 31, 2008 and 2007 is $37,097 and $31,376, respectively, of income taxes receivable from GWL&A Financial related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2008 and 2007 is $31,205 and $135 of income taxes receivable in other assets related to the separate federal income tax returns filed by certain subsidiaries, state income tax returns and unrecognized tax benefits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

19. Segment Information

The Company has three business segments: Individual Markets, Retirement Services and Other. The Individual Markets segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life. The Retirement Services segment provides retirement plan enrollment services, communication materials, various retirement plan investment options and educational services to employer-sponsored defined contribution/defined benefit plans and 401(k) and 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers.

The Company’s Other segment includes corporate items not directly allocated to any of its other business segments, interest expense on long-term debt and the activities of a wholly owned subsidiary whose sole business is the assumption of a certain block of term life insurance from an affiliated company. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has its own unique distribution channels.

As discussed in Note 2, substantially all of the Company’s former Healthcare segment has been sold and reclassified as discontinued operations and, accordingly, is no longer reported as a separate business segment. The Company retained a small portion of its Healthcare business and reports it within its Individual Markets segment. The segment reporting for prior periods has been restated to reflect these changes in business segments.

The accounting policies of each of the business segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. All material inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

The following tables summarize segment financial information for the year ended and as of December 31, 2008:

	Year Ended December 31, 2008

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	$377,525	$2,291	$145,321	$525,137
Fee income	55,852	368,536	4,833	429,221
Net investment income	692,193	351,585	34,691	1,078,469
Net realized gains (losses) on investments	(11,500)	(10,165)	(31)	(21,696)

Total revenues	1,114,070	712,247	184,814	2,011,131

Benefits and expenses:
Policyholder benefits	889,967	229,948	(172,327)	947,588
Operating expenses	108,702	324,500	88,996	522,198

Total benefits and expenses	998,669	554,448	(83,331)	1,469,786

Income from continuing operations before income taxes	115,401	157,799	268,145	541,345
Income tax expense	35,846	41,023	18,969	95,838

Income from continuing operations	$79,555	$116,776	$249,176	$445,507

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

	December 31, 2008

	Individual Markets	Retirement Services	Other	Total

Assets:
Investments	$10,653,738	$5,935,760	$1,492,175	$18,081,673
Other assets	1,678,000	934,902	235,023	2,847,925
Separate account assets	4,718,758	10,403,185	—	15,121,943

Assets from continuing operations	17,050,496	17,273,847	1,727,198	36,051,541
Assets from discontinued operations				124,089

Total assets	$17,050,496	$17,273,847	$1,727,198	$36,175,630

The following tables summarize segment financial information for the year ended and as of December 31, 2007:

	Year Ended December 31, 2007

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	($1,027,417)	$4,729	$165,421	($857,267)
Fee income	69,535	388,959	4,771	463,265
Net investment income	759,037	350,382	30,122	1,139,541
Net realized gains (losses) on investments	(8,081)	4,885	1,168	(2,028)

Total revenues	(206,926)	748,955	201,482	743,511

Benefits and expenses:
Policyholder benefits	(577,592)	224,413	128,315	(224,864)
Operating expenses	190,721	338,677	80,311	609,709

Total benefits and expenses	(386,871)	563,090	208,626	384,845

Income (loss) from continuing operations before income taxes	179,945	185,865	(7,144)	358,666
Income tax expense	59,863	58,474	454	118,791

Income (loss) from continuing operations	$120,082	$127,391	($7,598)	$239,875

	December 31, 2007

	Individual Markets	Retirement Services	Other	Total

Assets:
Investments	$11,157,282	$5,899,077	$2,326,324	$19,382,683
Other assets	1,230,189	650,426	256,498	2,137,113
Separate account assets	4,607,371	13,482,613	—	18,089,984

Assets from continuing operations	16,994,842	20,032,116	2,582,822	39,609,780
Assets from discontinued operations				724,766

Total assets	$16,994,842	$20,032,116	$2,582,822	$40,334,546

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The following table summarizes segment financial information for the year ended December 31, 2006:

	Year Ended December 31, 2006

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	$446,662	$10,661	$125,129	$582,452
Fee income	42,780	293,784	4,808	341,372
Net investment income	766,350	304,139	39,647	1,110,136
Net realized losses on investments	(3,561)	(5,105)	(799)	(9,465)

Total revenues	1,252,231	603,479	168,785	2,024,495

Benefits and expenses:
Policyholder benefits	1,010,613	194,928	115,180	1,320,721
Operating expenses	100,845	274,223	72,061	447,129

Total benefits and expenses	1,111,458	469,151	187,241	1,767,850

Income (loss) from continuing operations before income taxes	140,773	134,328	(18,456)	256,645
Income tax expense	48,648	30,181	(6,226)	72,603

Income (loss) from continuing operations	$92,125	$104,147	($12,230)	$184,042

20. Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements, with vesting commencing on the first anniversary of the grant and expiring ten years from the date of grant.

The Company adopted the provisions of Statement of Financial Accounting Standards No. 123R, “Share-Based Payment” (“SFAS No. 123R”) on January 1, 2006, applying the modified prospective transition method of adoption.

The following table presents information regarding the share-based compensation expense the Company recognized during the years ended December 31, 2008, 2007 and 2006. Share-based compensation expense of continuing operations is included in general insurance expenses in the consolidated statements of income. Share-based compensation expense of discontinued operations is included in income from discontinued operations in the consolidated statements of income.

	Year ended December 31,

	2008	2007	2006

Continuing operations	$3,143	$3,816	$4,525
Discontinued operations	1,980	—	—

	$5,123	$3,816	$4,525

Under the modified prospective transition method, share-based compensation cost related to the unvested portion of awards outstanding at the time of adoption of SFAS No. 123R is recognized in earnings rateably over the future vesting periods of the awards. For share-based compensation awards that are granted or modified after the adoption of SFAS No. 123R, compensation cost is recognized in earnings using the accelerated attribution method permitted under SFAS No. 123R.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them after retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time. At December 31, 2008, the Company had $4,348, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2015. The weighted average period over which these costs will be recognized in earnings is 2.3 years.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2008. The options granted relate to underlining stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted Average

	Shares Under Option	Exercise Price (Whole Dollars)	Remaining Contractual Term (Years)	Aggregate Intrinsic Value [1]

Outstanding, January 1, 2008	4,548,111	$21.85
Granted	535,000	25.18
Exercised	(669,370)	10.81
Cancelled/expired	(96,200)	29.21

Outstanding, December 31, 2008	4,317,541	19.47	5.3	$8,444

Vested and expected to vest, December 31, 2008	4,292,598	$19.44	5.3	$8,444

Exercisable, December 31, 2008	3,162,141	$16.84	4.1	$8,444

¹ The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2008 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents other information regarding stock options under the Lifeco plan during the year ended December 31, 2008:

Year Ended December 31, 2008

Weighted average fair value of options granted	$2.83
Intrinsic value of options exercised [1]	11,280
Fair value of options vested	4,383

¹ The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2008, 2007 and 2006
(Dollars in Thousands)

The fair value of each option granted during the year ended December 31, 2008 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Dividend yield	3.76%
Expected volitility	14.81%
Risk free interest rate	3.36%
Expected duration (years)	8.0

21. Obligations Relating to Debt and Leases

The Company enters into operating leases primarily for the rental of office space. The following table shows, as of December 31, 2008, scheduled related party debt principal repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2009 through 2013 and thereafter:

Year Ended December 31,	Related Party Notes	Operating Leases	Total Debt and Lease Obligations

2009	$—	$16,402	$16,402
2010	—	8,899	8,899
2011	—	1,322	1,322
2012	—	831	831
2013	—	166	166
Thereafter	528,400	4	528,404

22. Commitments and Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position or the results of its operations.

The Company has entered into a corporate credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2010. Interest accrues at a rate dependent upon various conditions and terms of borrowings. The agreement requires the Company to maintain a minimum adjusted statutory net worth of $900,000 plus 50% of its statutory net income, if positive, for each quarter ending after June 30, 2008. The Company had no borrowings under the credit facility at either December 31, 2008 or 2007 and was in compliance with all covenants.

The Company makes commitments to fund partnership interests and other investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2008 and 2007 were $49,334 and $97,201, respectively, all of which is due within one year from the dates indicated.

23. Subsequent Event

On February 9, 2009, the Company’s Board of Directors declared a dividend in the amount of $24,682 to be paid during the first quarter of 2009.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the year ended December 31, 2008

Operations:	Individual Markets	Retirement Services	Other	Total

Deferred acquisition costs	$255,148	$403,172	$—	$658,320
Future policy benefits, losses, claims and expenses	11,151,558	6,568,078	320,641	18,040,277
Unearned premium reserves	65,371	—	—	65,371
Other policy claims and benefits payable	657,352	306	25,264	682,922
Premium income	377,525	2,291	145,321	525,137
Net investment income	692,193	351,585	34,691	1,078,469
Benefits, claims, losses and settlement expenses	889,967	229,948	(172,327)	947,588
Amortization of deferred acquisition costs	21,081	34,470	—	55,551
Other operating expenses	87,621	290,030	88,996	466,647

	As of and for the year ended December 31, 2007

Operations:	Individual Markets	Retirement Services	Other	Total

Deferred acquisition costs	$143,839	$252,984	$—	$396,823
Future policy benefits, losses, claims and expenses	11,044,711	5,990,779	277,220	17,312,710
Unearned premium reserves	63,985	—	—	63,985
Other policy claims and benefits payable	852,505	267	—	852,772
Premium income	(1,027,417)	4,729	165,421	(857,267)
Net investment income	759,037	350,382	30,122	1,139,541
Benefits, claims, losses and settlement expenses	(577,592)	224,413	128,315	(224,864)
Amortization of deferred acquisition costs	104,345	24,230	—	128,575
Other operating expenses	86,376	314,447	80,311	481,134

	For the year ended December 31, 2006

Operations:	Individual Markets	Retirement Services	Other	Total

Premium income	$446,662	$10,661	$125,129	$582,452
Net investment income	766,350	304,139	39,647	1,110,136
Benefits, claims, losses and settlement expenses	1,010,613	194,928	115,180	1,320,721
Amortization of deferred acquisition costs	23,785	20,739	—	44,524
Other operating expenses	77,060	253,484	72,061	402,605

Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company

Financial Statements for the Years Ended December 31, 2008 and 2007

and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Contract Owners of

Variable Annuity -1 Series Account of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) comprising the investment divisions as disclosed in Appendix A as of December 31, 2008, and the related statements of operations for the period presented in Appendix A, the statements of changes in net assets for the periods presented in Appendix A, and the financial highlights included in Note 5 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2008, the results of their operations for the periods presented, the changes in their net assets for each of the periods presented, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 31, 2009

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Period/Periods
Select Annuity
AIM V.I. Core Equity Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM V.I. High Yield Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM V.I. International Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM V.I. Technology Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American LargeCap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American MidCap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Growth & Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS International Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS International Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Small/Midcap Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Utility Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP Balanced Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP International Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP Value Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Delaware VIP Growth Opportunities Series	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Delaware VIP Small Cap Value Series	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus IP MidCap Stock Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Appreciation Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Developing Leaders Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Growth & Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Period/Periods
DWS Blue Chip VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Capital Growth VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Dreman High Return Equity VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Dreman Small Mid Cap Value VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Growth & Income VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Health Care VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Large Cap Value VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Small Cap Index VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated American Leaders Fund II	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated Capital Income Fund II	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated Fund for U.S. Government Securities II	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Franklin Small Cap Value Securities Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Balanced Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Balanced Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Flexible Bond Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Flexible Bond Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Growth & Income Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Growth & Income Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen International Growth Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Period/Periods
Janus Aspen International Growth Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Large Cap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Worldwide Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
MFS VIT Utility Series	December 31, 2008	Period from May 1, 2008 to December 31, 2008	Period from May 1, 2008 to December 31, 2008
LVIP Baron Growth Opportunities Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Neuberger Berman AMT Regency Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
NVIT Mid Cap Index Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Oppenheimer Global Securities Fund/VA	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT High Yield Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT Low Duration Bond Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT Total Return Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Fund VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Growth Opportunities VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Mid Cap Value VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Small Cap Value VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Prudential Series Fund Equity Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Schwab MarketTrack Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Schwab S&P 500 Index Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Seligman Communications & Information Fund	December 31, 2008	Period from May 1, 2008 to December 31, 2008	Period from May 1, 2008 to December 31, 2008

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

Third Avenue Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Universal Institutional Fund U.S. Real Estate Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Van Kampen LIT Comstock	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Period/Periods
Van Kampen LIT Growth & Income	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Wells Fargo Advantage VT Small/Midcap Value Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Wells Fargo Advantage VT Opportunity Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
ONESOURCE ANNUITY
AIM V.I. High Yield Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM V.I. International Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
AIM V.I. Technology Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American Balanced Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American LargeCap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alger American MidCap Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Growth & Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS International Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS International Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Real Estate Investment Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Small/Midcap Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Alliance-Bernstein VPS Utility Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP Balanced Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP Income & Growth Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP International Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
American Century VP Value Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Delaware VIP Growth Opportunities Series	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Delaware VIP Small Cap Value Series	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Period/Periods
Dreyfus IP MidCap Stock Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Appreciation Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Developing Leaders Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Dreyfus VIF Growth & Income Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Blue Chip VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Capital Growth VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Dreman High Return Equity VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Dreman Small Mid Cap Value VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Health Care VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Large Cap Value VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Small Cap Growth VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
DWS Small Cap Index VIP Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated Fund for US Government Securities II	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Federated International Equity Fund II	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Franklin Small Cap Value Securities Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Balanced Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Balanced Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Flexible Bond Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Janus Aspen Flexible Bond Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Growth & Income Portfolio Institutional Shares	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

	Statements of Assets	Statements of	Statements of Changes
Investment Division	and Liabilities	Operations	in Net Assets
	As Of	Period	Period/Periods
Janus Aspen Growth & Income Portfolio Service Shares	December 31, 2008	Year Ended December 31, 2008	Year Ended December 31, 2008 and Period from May 1, 2007 to December 31, 2007
Janus Aspen Worldwide Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
JPMorgan Small Company Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
MFS VIT Utility Series	December 31, 2008	Period from May 1, 2008 to December 31, 2008	Period from May 1, 2008 to December 31, 2008
LVIP Baron Growth Opportunities Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Neuberger Berman AMT Regency Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
NVIT Mid Cap Index Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Old Mutual Large Cap Growth Portfolio	N/A	Period from January 1, 2008 to December 16, 2008	Period from January 1, 2008 to December 16, 2008 and Year Ended December 31, 2007
Oppenheimer Global Securities Fund/VA	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Oppenheimer International Growth Fund/VA	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT High Yield Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT Low Duration Bond Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
PIMCO VIT Total Return Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Emerging Markets VCT Portfolio	December 31, 2008	Period from May 1, 2008 to December 31, 2008	Period from May 1, 2008 to December 31, 2008
Pioneer Fund VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Growth Opportunities VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Mid Cap Value VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Pioneer Small Cap Value VCT Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Schwab Markettrack Growth Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Investment Division	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
	As Of	Period	Period/Periods
Schwab Money Market Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Schwab S&P 500 Index Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Seligman Communications & Information Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Third Avenue Value Portfolio	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Van Kampen LIT ComStock	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Van Kampen LIT Growth & Income	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Wells Fargo Advantage VT Discovery Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008
Wells Fargo Advantage VT Opportunity Fund	December 31, 2008	Year Ended December 31, 2008	Two Years Ended December 31, 2008

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$4,877,984	$2,842,080	$1,104,453	$1,497,307	$9,544,535	$1,968,094
Investment income due and accrued
Purchase payments receivable			5,404		20,958
Due from Great West Life & Annuity Insurance Company				1,314	15,758

Total assets	4,877,984	2,842,080	1,109,857	1,498,621	9,581,251	1,968,094

LIABILITIES:
Redemptions payable	6	43,109
Due to Great West Life & Annuity Insurance Company	549	323	125	170	1,083	219

Total liabilities	555	43,432	125	170	1,083	219

NET ASSETS	$4,877,429	$2,798,648	$1,109,732	$1,498,451	$9,580,168	$1,967,875

NET ASSETS REPRESENTED BY:
Accumulation units	$4,877,429	$2,798,648	$1,109,732	$1,492,230	$9,539,744	$1,967,875
Contracts in payout phase				6,221	40,424

NET ASSETS	$4,877,429	$2,798,648	$1,109,732	$1,498,451	$9,580,168	$1,967,875

ACCUMULATION UNITS OUTSTANDING	339,965	261,397	148,707	966,487	758,866	222,754

UNIT VALUE (ACCUMULATION)	$14.35	$10.71	$7.46	$1.54	$12.57	$8.83

(1) Cost of investments:	$5,753,586	$4,484,920	$1,585,771	$2,492,532	$14,214,796	$5,205,691
Shares of investments:	246,987	770,211	56,668	178,676	360,443	279,559

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$579,587	$457,922	$4,915,523	$3,140,028	$912,654	$2,456,064
Investment income due and accrued
Purchase payments receivable			5,352
Due from Great West Life & Annuity Insurance Company			1,447			2,694

Total assets	579,587	457,922	4,922,322	3,140,028	912,654	2,458,758

LIABILITIES:
Redemptions payable				10,687
Due to Great West Life & Annuity Insurance Company	65	52	553	354	101	276

Total liabilities	65	52	553	11,041	101	276

NET ASSETS	$579,522	$457,870	$4,921,769	$3,128,987	$912,553	$2,458,482

NET ASSETS REPRESENTED BY:
Accumulation units	$579,522	$457,870	$4,915,280	$3,128,987	$912,553	$2,449,097
Contracts in payout phase			6,489			9,385

NET ASSETS	$579,522	$457,870	$4,921,769	$3,128,987	$912,553	$2,458,482

ACCUMULATION UNITS OUTSTANDING	84,762	72,249	538,827	569,565	135,303	170,098

UNIT VALUE (ACCUMULATION)	$6.84	$6.34	$9.12	$5.49	$6.74	$14.40

(1) Cost of investments:	$934,912	$778,047	$10,596,639	$6,868,080	$1,496,547	$3,741,004
Shares of investments:	44,243	34,744	392,614	284,165	92,001	149,760

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$1,682,048	$3,759,924	$4,351,769	$85,869	$2,606,764	$635,605
Investment income due and accrued
Purchase payments receivable						145
Due from Great West Life & Annuity Insurance Company		32,551	1,175

Total assets	1,682,048	3,792,475	4,352,944	85,869	2,606,764	635,750

LIABILITIES:
Redemptions payable		7	173		453
Due to Great West Life & Annuity Insurance Company	191	428	489	10	290	72

Total liabilities	191	435	662	10	743	72

NET ASSETS	$1,681,857	$3,792,040	$4,352,282	$85,859	$2,606,021	$635,678

NET ASSETS REPRESENTED BY:
Accumulation units	$1,681,857	$3,699,543	$4,344,223	$85,859	$2,606,021	$635,678
Contracts in payout phase		92,497	8,059

NET ASSETS	$1,681,857	$3,792,040	$4,352,282	$85,859	$2,606,021	$635,678

ACCUMULATION UNITS OUTSTANDING	152,396	272,686	394,650	13,300	217,191	69,579

UNIT VALUE (ACCUMULATION)	$11.04	$13.57	$11.01	$6.46	$12.00	$9.14

(1) Cost of investments:	$2,210,269	$5,090,897	$7,099,018	$116,608	$4,281,438	$1,211,348
Shares of investments:	318,570	632,984	929,865	7,660	139,848	80,969

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$4,257,408	$45,104	$1,306,042	$691,825	$2,199,561	$1,786,493
Investment income due and accrued			5,413
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	20,649				10,774

Total assets	4,278,057	45,104	1,311,455	691,825	2,210,335	1,786,493

LIABILITIES:
Redemptions payable	6,120		464		5,404
Due to Great West Life & Annuity Insurance Company	482	5	148	78	249	201

Total liabilities	6,602	5	612	78	5,653	201

NET ASSETS	$4,271,455	$45,099	$1,310,843	$691,747	$2,204,682	$1,786,292

NET ASSETS REPRESENTED BY:
Accumulation units	$4,166,089	$45,099	$1,310,843	$691,747	$2,174,830	$1,786,292
Contracts in payout phase	105,366				29,852

NET ASSETS	$4,271,455	$45,099	$1,310,843	$691,747	$2,204,682	$1,786,292

ACCUMULATION UNITS OUTSTANDING	501,025	5,811	187,349	102,568	295,187	269,837

UNIT VALUE (ACCUMULATION)	$8.32	$7.76	$7.00	$6.74	$7.37	$6.62

(1) Cost of investments:	$5,339,969	$92,206	$2,024,185	$1,235,567	$2,839,084	$3,790,854
Shares of investments:	147,417	2,373	98,421	95,424	162,329	287,680

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED AMERICAN LEADERS FUND II
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$1,149,495	$425,796	$949,474	$1,239,961	$5,241,818	$4,738,188
Investment income due and accrued
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	1,250	2,943

Total assets	1,150,745	428,739	949,474	1,239,961	5,241,818	4,738,188

LIABILITIES:
Redemptions payable			448	5,109	4,157	8,974
Due to Great West Life & Annuity Insurance Company	128	48	104	139	677	690

Total liabilities	128	48	552	5,248	4,834	9,664

NET ASSETS	$1,150,617	$428,691	$948,922	$1,234,713	$5,236,984	$4,728,524

NET ASSETS REPRESENTED BY:
Accumulation units	$1,145,008	$423,907	$948,922	$1,234,713	$5,234,885	$4,703,267
Contracts in payout phase	5,609	4,784			2,099	25,257

NET ASSETS	$1,150,617	$428,691	$948,922	$1,234,713	$5,236,984	$4,728,524

ACCUMULATION UNITS OUTSTANDING	160,202	69,564	103,787	145,702	456,135	374,047

UNIT VALUE (ACCUMULATION)	$7.15	$6.09	$9.14	$8.47	$11.48	$12.57

(1) Cost of investments:	$2,005,395	$753,376	$1,180,246	$1,785,492	$8,393,681	$9,513,013
Shares of investments:	144,955	83,163	100,473	139,009	607,395	582,087

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$582,850	$30,029,754	$354,866	$2,791,367	$2,749,319	$15,583,951
Investment income due and accrued
Purchase payments receivable					5,038
Due from Great West Life & Annuity Insurance Company

Total assets	582,850	30,029,754	354,866	2,791,367	2,754,357	15,583,951

LIABILITIES:
Redemptions payable		38,079
Due to Great West Life & Annuity Insurance Company	67	13,495	39	321	315	2,199

Total liabilities	67	51,574	39	321	315	2,199

NET ASSETS	$582,783	$29,978,180	$354,827	$2,791,046	$2,754,042	$15,581,752

NET ASSETS REPRESENTED BY:
Accumulation units	$582,783	$29,910,369	$354,827	$2,791,046	$2,754,042	$15,518,409
Contracts in payout phase		67,811				63,343

NET ASSETS	$582,783	$29,978,180	$354,827	$2,791,046	$2,754,042	$15,581,752

ACCUMULATION UNITS OUTSTANDING	54,977	1,771,510	54,178	226,037	317,546	997,069

UNIT VALUE (ACCUMULATION)	$10.60	$16.88	$6.55	$12.35	$8.67	$15.56

(1) Cost of investments:	$683,152	$29,677,517	$504,443	$3,342,470	$3,320,461	$15,796,349
Shares of investments:	80,393	2,622,686	33,637	121,894	115,761	1,341,132

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$3,400,108	$1,273,205	$507,495	$10,179,152	$1,926,874	$6,797,605
Investment income due and accrued
Purchase payments receivable					8,651
Due from Great West Life & Annuity Insurance Company		1,191		8,618		9,023

Total assets	3,400,108	1,274,396	507,495	10,187,770	1,935,525	6,806,628

LIABILITIES:
Redemptions payable	4,647			440		16,126
Due to Great West Life & Annuity Insurance Company	394	144	57	1,154	220	767

Total liabilities	5,041	144	57	1,594	220	16,893

NET ASSETS	$3,395,067	$1,274,252	$507,438	$10,186,176	$1,935,305	$6,789,735

NET ASSETS REPRESENTED BY:
Accumulation units	$3,395,067	$1,268,909	$507,438	$10,163,658	$1,935,305	$6,764,733
Contracts in payout phase		5,343		22,518		25,002

NET ASSETS	$3,395,067	$1,274,252	$507,438	$10,186,176	$1,935,305	$6,789,735

ACCUMULATION UNITS OUTSTANDING	310,926	134,654	85,339	699,129	343,365	580,836

UNIT VALUE (ACCUMULATION)	$10.92	$9.42	$5.95	$14.54	$5.64	$11.65

(1) Cost of investments:	$3,375,340	$2,013,866	$793,720	$18,954,319	$3,211,346	$10,514,728
Shares of investments:	275,983	110,044	43,599	385,136	74,082	430,228

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT UTILITY SERIES	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$7,064,992	$6,786,608	$200,131	$189,021	$1,785,664	$7,597,044
Investment income due and accrued
Purchase payments receivable						2,495
Due from Great West Life & Annuity Insurance Company	17,993

Total assets	7,082,985	6,786,608	200,131	189,021	1,785,664	7,599,539

LIABILITIES:
Redemptions payable	12,027	672	5,523		4,992
Due to Great West Life & Annuity Insurance Company	803	973	24	21	196	1,221

Total liabilities	12,830	1,645	5,547	21	5,188	1,221

NET ASSETS	$7,070,155	$6,784,963	$194,584	$189,000	$1,780,476	$7,598,318

NET ASSETS REPRESENTED BY:
Accumulation units	$7,014,317	$6,750,249	$194,584	$189,000	$1,780,476	$7,538,891
Contracts in payout phase	55,838	34,714				59,427

NET ASSETS	$7,070,155	$6,784,963	$194,584	$189,000	$1,780,476	$7,598,318

ACCUMULATION UNITS OUTSTANDING	599,096	554,994	30,815	33,798	159,719	596,411

UNIT VALUE (ACCUMULATION)	$11.71	$12.16	$6.31	$5.59	$11.15	$12.64

(1) Cost of investments:	$8,315,892	$10,714,100	$198,961	$248,770	$2,899,852	$12,406,770
Shares of investments:	366,632	391,950	11,112	20,501	159,434	375,905

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$3,478,627	$13,019,874	$19,642,925	$2,363,245	$2,697,345	$250,615
Investment income due and accrued	26,344	54,165	73,745
Purchase payments receivable	71,480			6,889
Due from Great West Life & Annuity Insurance Company	230	482	6,898		4,323

Total assets	3,576,681	13,074,521	19,723,568	2,370,134	2,701,668	250,615

LIABILITIES:
Redemptions payable		11,545	30,233		168
Due to Great West Life & Annuity Insurance Company	394	1,505	2,293	266	300	28

Total liabilities	394	13,050	32,526	266	468	28

NET ASSETS	$3,576,287	$13,061,471	$19,691,042	$2,369,868	$2,701,200	$250,587

NET ASSETS REPRESENTED BY:
Accumulation units	$3,569,558	$12,935,212	$19,636,405	$2,369,868	$2,694,172	$250,587
Contracts in payout phase	6,729	126,259	54,637		7,028

NET ASSETS	$3,576,287	$13,061,471	$19,691,042	$2,369,868	$2,701,200	$250,587

ACCUMULATION UNITS OUTSTANDING	349,100	1,185,530	1,691,403	234,248	298,721	34,373

UNIT VALUE (ACCUMULATION)	$10.23	$10.91	$11.61	$10.12	$9.02	$7.29

(1) Cost of investments:	$4,696,428	$13,587,921	$19,681,785	$3,227,930	$4,905,721	$386,037
Shares of investments:	614,598	1,345,028	1,905,230	148,259	203,727	21,494

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	PIONEER SMALL CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION FUND
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$1,266,359	$313,030	$8,157,228	$68,288,968	$46,014,864	$210,030
Investment income due and accrued				89,735
Purchase payments receivable				232,658
Due from Great West Life & Annuity Insurance Company	3,632			33,570	100,491

Total assets	1,269,991	313,030	8,157,228	68,644,931	46,115,355	210,030

LIABILITIES:
Redemptions payable		4,854			28,609
Due to Great West Life & Annuity Insurance Company	140	35	922	7,954	5,177	24

Total liabilities	140	4,889	922	7,954	33,786	24

NET ASSETS	$1,269,851	$308,141	$8,156,306	$68,636,977	$46,081,569	$210,006

NET ASSETS REPRESENTED BY:
Accumulation units	$1,264,199	$308,141	$8,156,306	$68,456,417	$45,836,614	$210,006
Contracts in payout phase	5,652			180,560	244,955

NET ASSETS	$1,269,851	$308,141	$8,156,306	$68,636,977	$46,081,569	$210,006

ACCUMULATION UNITS OUTSTANDING	117,981	40,014	561,917	5,003,035	3,333,901	31,284

UNIT VALUE (ACCUMULATION)	$10.72	$7.70	$14.52	$13.68	$13.75	$6.71

(1) Cost of investments:	$2,721,640	$484,005	$11,264,250	$68,288,968	$59,049,972	$285,800
Shares of investments:	185,140	19,006	735,548	68,288,968	3,491,264	17,131

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL/MIDCAP VALUE FUND
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$1,539,428	$6,103,031	$426,570	$1,618,392	$593,248	$2,378,701
Investment income due and accrued
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company		3,943		3,021

Total assets	1,539,428	6,106,974	426,570	1,621,413	593,248	2,378,701

LIABILITIES:
Redemptions payable	620	38,526			608	431
Due to Great West Life & Annuity Insurance Company	174	676	48	182	66	648

Total liabilities	794	39,202	48	182	674	1,079

NET ASSETS	$1,538,634	$6,067,772	$426,522	$1,621,231	$592,574	$2,377,622

NET ASSETS REPRESENTED BY:
Accumulation units	$1,538,634	$6,062,705	$426,522	$1,616,318	$592,574	$2,347,962
Contracts in payout phase		5,067		4,913		29,660

NET ASSETS	$1,538,634	$6,067,772	$426,522	$1,621,231	$592,574	$2,377,622

ACCUMULATION UNITS OUTSTANDING	282,964	338,995	56,279	185,348	90,640	283,390

UNIT VALUE (ACCUMULATION)	$5.44	$17.88	$7.58	$8.72	$6.54	$8.29

(1) Cost of investments:	$3,230,196	$14,507,701	$710,066	$2,324,544	$1,081,783	$5,139,425
Shares of investments:	128,179	743,365	51,705	117,787	58,391	480,546

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

TOTAL SCHWAB SELECT ANNUITY
Schwab Select Annuity:	(UNAUDITED)

ASSETS:
Investments at market value (1)	$349,611,861
Investment income due and accrued	249,402
Purchase payments receivable	359,070
Due from Great West Life & Annuity Insurance Company	283,970

Total assets	350,504,303

LIABILITIES:
Redemptions payable	283,211
Due to Great West Life & Annuity Insurance Company	51,541

Total liabilities	334,752

NET ASSETS	$350,169,551

NET ASSETS REPRESENTED BY:
Accumulation units	$348,834,053
Contracts in payout phase	1,335,498

NET ASSETS	$350,169,551

ACCUMULATION UNITS OUTSTANDING

UNIT VALUE (ACCUMULATION)

(1) Cost of investments:	$459,661,399
Shares of investments:

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$139,918	$360,191	$7,351	$0	$35,515	$6,780

EXPENSES:
Mortality and expense risk	57,162	35,035	14,206	22,941	132,785	34,927

NET INVESTMENT INCOME (LOSS)	82,756	325,156	(6,855)	(22,941)	(97,270)	(28,147)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	117,846	(166,917)	(282,345)	(556,387)	289,173	(903,361)
Realized gain distributions	0	0	17,775	0	0	1,408,043

Net realized gain (loss)	117,846	(166,917)	(264,570)	(556,387)	289,173	504,682

Change in net unrealized depreciation
on investments	(2,486,224)	(1,257,969)	(566,005)	(1,010,986)	(9,212,356)	(3,833,822)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,285,622)	$(1,099,730)	$(837,430)	$(1,590,314)	$(9,020,453)	$(3,357,287)

INVESTMENT INCOME RATIO (2008)	2.08%	8.75%	0.44%		0.23%	0.17%

INVESTMENT INCOME RATIO (2007)	1.03%	6.46%	0.50%		0.33%	0.00%

INVESTMENT INCOME RATIO (2006)	1.66%	7.83%	1.77%		0.13%

INVESTMENT INCOME RATIO (2005)	0.39%	7.22%			0.24%

INVESTMENT INCOME RATIO (2004)	0.76%	14.63%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$20,395	$0	$0	$67,661	$6,380	$127,327

EXPENSES:
Mortality and expense risk	8,084	5,848	76,041	48,864	9,164	34,735

NET INVESTMENT INCOME (LOSS)	12,311	(5,848)	(76,041)	18,797	(2,784)	92,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(356,089)	(10,145)	(1,581,048)	(657,197)	(269,927)	(447,655)
Realized gain distributions	173,633	0	179,951	373,181	90,697	519,858

Net realized gain (loss)	(182,456)	(10,145)	(1,401,097)	(284,016)	(179,230)	72,203

Change in net unrealized depreciation
on investments	(315,973)	(347,777)	(4,101,988)	(3,689,889)	(383,411)	(1,977,073)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(486,118)	$(363,770)	$(5,579,126)	$(3,955,108)	$(565,425)	$(1,812,278)

INVESTMENT INCOME RATIO (2008)	2.15%			1.18%	0.59%	3.12%

INVESTMENT INCOME RATIO (2007)	1.70%		1.84%	1.19%	1.30%	2.55%

INVESTMENT INCOME RATIO (2006)	0.90%		0.94%	0.59%	0.00%	2.19%

INVESTMENT INCOME RATIO (2005)			0.01%			1.80%

INVESTMENT INCOME RATIO (2004)						1.50%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$52,467	$57,547	$149,002	$0	$31,391	$8,716

EXPENSES:
Mortality and expense risk	17,202	56,863	49,506	1,183	32,697	8,143

NET INVESTMENT INCOME (LOSS)	35,265	684	99,496	(1,183)	(1,306)	573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(106,928)	263,161	(654,085)	(71,052)	(329,648)	(109,927)
Realized gain distributions	152,027	675,974	791,049	19,209	275,026	141,147

Net realized gain (loss)	45,099	939,135	136,964	(51,843)	(54,622)	31,220

Change in net unrealized depreciation
on investments	(554,754)	(4,648,717)	(2,050,585)	(17,811)	(1,252,697)	(492,999)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(474,390)	$(3,708,898)	$(1,814,125)	$(70,837)	$(1,308,625)	$(461,206)

INVESTMENT INCOME RATIO (2008)	2.60%	0.86%	2.56%		0.82%	0.91%

INVESTMENT INCOME RATIO (2007)	2.08%	0.70%	1.59%		0.52%	0.43%

INVESTMENT INCOME RATIO (2006)	1.90%	1.85%	1.38%		0.26%	0.40%

INVESTMENT INCOME RATIO (2005)	1.56%	1.08%	0.76%		0.36%	0.03%

INVESTMENT INCOME RATIO (2004)	1.13%	0.57%	0.74%		0.20%	0.45%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$123,814	$1,061	$12,689	$15,896	$27,371	$102,168

EXPENSES:
Mortality and expense risk	51,390	938	16,656	7,555	22,163	26,386

NET INVESTMENT INCOME (LOSS)	72,424	123	(3,967)	8,341	5,208	75,782

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	219,048	(43,036)	7,684	(79,501)	147,661	(446,114)
Realized gain distributions	461,213	6,357	256,394	173,143	0	645,040

Net realized gain (loss)	680,261	(36,679)	264,078	93,642	147,661	198,926

Change in net unrealized depreciation
on investments	(2,824,215)	(12,321)	(1,213,726)	(516,435)	(1,194,306)	(2,030,807)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,071,530)	$(48,877)	$(953,615)	$(414,452)	$(1,041,437)	$(1,756,099)

INVESTMENT INCOME RATIO (2008)	2.05%	0.96%	0.65%	1.79%	1.05%	3.30%

INVESTMENT INCOME RATIO (2007)	1.58%	0.79%	0.74%	0.98%	0.63%	1.47%

INVESTMENT INCOME RATIO (2006)	1.59%	0.48%	0.76%		0.58%	1.56%

INVESTMENT INCOME RATIO (2005)	0.02%		1.35%		0.98%

INVESTMENT INCOME RATIO (2004)	1.65%	0.23%	1.27%		0.55%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED AMERICAN LEADERS FUND II
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$21,884	$11,682	$3,105	$25,933	$118,320	$130,196

EXPENSES:
Mortality and expense risk	11,261	5,026	9,652	11,831	61,352	57,594

NET INVESTMENT INCOME (LOSS)	10,623	6,656	(6,547)	14,102	56,968	72,602

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(330,209)	(27,829)	(233,986)	(487,761)	271,344	(962,548)
Realized gain distributions	535,509	137,672	167,319	338,395	752,362	2,014,651

Net realized gain (loss)	205,300	109,843	(66,667)	(149,366)	1,023,706	1,052,103

Change in net unrealized depreciation
on investments	(762,378)	(399,472)	(254,758)	(575,779)	(3,956,804)	(3,889,877)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(546,455)	$(282,973)	$(327,972)	$(711,043)	$(2,876,130)	$(2,765,172)

INVESTMENT INCOME RATIO (2008)	1.66%	1.98%	0.27%	1.87%	1.64%	1.93%

INVESTMENT INCOME RATIO (2007)	1.15%	1.20%		1.75%	0.90%	1.52%

INVESTMENT INCOME RATIO (2006)		1.02%		1.07%	0.68%	1.59%

INVESTMENT INCOME RATIO (2005)		1.33%			0.66%	1.65%

INVESTMENT INCOME RATIO (2004)		0.86%			0.45%	1.43%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$40,760	$1,473,334	$5,367	$96,819	$72,990	$701,849

EXPENSES:
Mortality and expense risk	6,068	254,745	4,001	31,299	22,316	141,227

NET INVESTMENT INCOME	34,692	1,218,589	1,366	65,520	50,674	560,622

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	7,389	(165,700)	(125,001)	(30,278)	(221,819)	(325,816)
Realized gain distributions	0	0	37,172	267,434	195,078	0

Net realized gain (loss)	7,389	(165,700)	(87,829)	237,156	(26,741)	(325,816)

Change in net unrealized appreciation (depreciation)
on investments	(204,398)	(86,347)	(104,156)	(954,062)	(580,992)	588,595

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(162,317)	$966,542	$(190,619)	$(651,386)	$(557,059)	$823,401

INVESTMENT INCOME RATIO (2008)	5.72%	4.92%	1.14%	2.64%	2.78%	4.22%

INVESTMENT INCOME RATIO (2007)	4.98%	4.40%	0.62%	2.41%	2.34%	4.62%

INVESTMENT INCOME RATIO (2006)	6.13%	4.30%	0.10%	2.37%		4.69%

INVESTMENT INCOME RATIO (2005)	5.63%	4.18%		2.54%		5.20%

INVESTMENT INCOME RATIO (2004)	4.71%	4.71%		3.17%		5.54%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$123,320	$20,990	$7,163	$559,883	$121,532	$73,525

EXPENSES:
Mortality and expense risk	26,367	18,702	7,939	170,205	35,734	84,753

NET INVESTMENT INCOME (LOSS)	96,953	2,288	(776)	389,678	85,798	(11,228)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	65,442	(83,968)	(218,644)	720,797	(2,409,632)	(195,907)
Realized gain distributions	0	0	0	2,879,458	651,423	0

Net realized gain (loss)	65,442	(83,968)	(218,644)	3,600,255	(1,758,209)	(195,907)

Change in net unrealized appreciation (depreciation) on investments	(21,980)	(1,016,594)	(266,014)	(16,854,970)	(1,112,068)	(4,610,359)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$140,415	$(1,098,274)	$(485,434)	$(12,865,037)	$(2,784,479)	$(4,817,494)

INVESTMENT INCOME RATIO (2008)	3.97%	0.96%	0.77%	2.81%	2.90%	0.74%

INVESTMENT INCOME RATIO (2007)	4.38%	1.84%	1.47%	0.63%	0.26%	0.70%

INVESTMENT INCOME RATIO (2006)		1.78%		1.83%		0.46%

INVESTMENT INCOME RATIO (2005)		0.80%		1.26%		0.32%

INVESTMENT INCOME RATIO (2004)		0.73%		0.88%		0.13%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT UTILITY SERIES	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA
Schwab Select Annuity:			(1)

INVESTMENT INCOME:
Dividends	$130,247	$0	$0	$1,355	$29,967	$193,791

EXPENSES:
Mortality and expense risk	93,235	87,887	1,600	1,954	24,045	101,188

NET INVESTMENT INCOME (LOSS)	37,012	(87,887)	(1,600)	(599)	5,922	92,603

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	262,581	550,451	(174,634)	(44,286)	(106,739)	(210,983)
Realized gain distributions	0	538,345	0	295	178,286	851,496

Net realized gain (loss)	262,581	1,088,796	(174,634)	(43,991)	71,547	640,513

Change in net unrealized appreciation (depreciation) on investments	(6,511,114)	(5,809,388)	1,170	(39,240)	(1,269,757)	(6,681,773)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,211,521)	$(4,808,479)	$(175,064)	$(83,830)	$(1,192,288)	$(5,948,657)

INVESTMENT INCOME RATIO (2008)	1.19%			0.59%	1.06%	1.63%

INVESTMENT INCOME RATIO (2007)	0.74%			0.33%	1.20%	1.38%

INVESTMENT INCOME RATIO (2006)	1.69%			0.08%	0.96%	1.06%

INVESTMENT INCOME RATIO (2005)	1.29%				0.95%	0.94%

INVESTMENT INCOME RATIO (2004)	0.96%				0.43%	1.28%

(1) The portfolio commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$391,847	$580,240	$840,503	$208,171	$0	$2,683

EXPENSES:
Mortality and expense risk	43,275	120,983	160,475	29,739	31,999	2,580

NET INVESTMENT INCOME (LOSS)	348,572	459,257	680,028	178,432	(31,999)	103

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(381,840)	(31,498)	115,128	69,059	(147,818)	(27,891)
Realized gain distributions	10,772	218,480	374,277	0	362,274	24,365

Net realized gain (loss)	(371,068)	186,982	489,405	69,059	214,456	(3,526)

Change in net unrealized depreciation on investments	(1,098,158)	(803,551)	(532,011)	(1,597,639)	(1,819,380)	(124,033)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,120,654)	$(157,312)	$637,422	$(1,350,148)	$(1,636,923)	$(127,456)

INVESTMENT INCOME RATIO (2008)	7.70%	4.08%	4.46%	5.96%		0.89%

INVESTMENT INCOME RATIO (2007)	6.99%	4.77%	4.82%	1.20%		0.98%

INVESTMENT INCOME RATIO (2006)	6.83%	4.16%	4.44%	1.36%

INVESTMENT INCOME RATIO (2005)	6.56%	2.81%	2.65%	1.33%

INVESTMENT INCOME RATIO (2004)	6.57%	1.25%		1.05%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	PIONEER SMALL CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION FUND
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$11,646	$4,398	$274,450	$1,400,962	$1,265,376	$0

EXPENSES:
Mortality and expense risk	16,328	4,596	100,628	564,957	543,275	1,157

NET INVESTMENT INCOME (LOSS)	(4,682)	(198)	173,822	836,005	722,101	(1,157)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(446,602)	44,103	354,261	0	846,376	(40,098)
Realized gain distributions	311,290	47,963	453,151	0	0	0

Net realized gain (loss)	(135,312)	92,066	807,412	0	846,376	(40,098)

Change in net unrealized depreciation on investments	(755,275)	(340,981)	(5,384,196)	0	(29,840,936)	(75,770)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(895,269)	$(249,113)	$(4,402,962)	$836,005	$(28,272,459)	$(117,025)

INVESTMENT INCOME RATIO (2008)	0.61%	0.82%	2.32%	2.11%	1.98%

INVESTMENT INCOME RATIO (2007)	0.69%	0.57%	2.28%	4.62%	1.44%

INVESTMENT INCOME RATIO (2006)	0.92%	0.48%	1.33%	4.51%	1.52%

INVESTMENT INCOME RATIO (2005)	0.59%	0.65%	1.32%	2.71%	1.63%

INVESTMENT INCOME RATIO (2004)	1.15%	0.81%	1.26%	0.87%	1.10%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL/MIDCAP VALUE FUND
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$21,933	$336,341	$17,926	$46,884	$14,937	$0

EXPENSES:
Mortality and expense risk	22,106	83,417	5,670	16,324	5,976	35,602

NET INVESTMENT INCOME (LOSS)	(173)	252,924	12,256	30,560	8,961	(35,602)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(642,943)	(1,358,751)	(52,317)	(85,046)	(134,068)	83,135
Realized gain distributions	436,877	3,688,794	38,717	78,700	176,316	854,978

Net realized gain (loss)	(206,066)	2,330,043	(13,600)	(6,346)	42,248	938,113

Change in net unrealized depreciation on investments	(1,174,528)	(6,659,112)	(271,172)	(757,675)	(428,093)	(3,009,596)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,380,767)	$(4,076,145)	$(272,516)	$(733,461)	$(376,884)	$(2,107,085)

INVESTMENT INCOME RATIO (2008)	0.85%	3.44%	2.69%	2.45%	2.13%

INVESTMENT INCOME RATIO (2007)	2.29%	1.06%	1.84%	1.39%	0.63%	0.02%

INVESTMENT INCOME RATIO (2006)	1.11%	1.05%	1.30%	0.75%

INVESTMENT INCOME RATIO (2005)		1.23%				0.42%

INVESTMENT INCOME RATIO (2004)		1.50%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

TOTAL SCHWAB SELECT ANNUITY
Schwab Select Annuity:	(UNAUDITED)

INVESTMENT INCOME:
Dividends	$10,735,949

EXPENSES:
Mortality and expense risk	3,829,542

NET INVESTMENT INCOME	6,906,407

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(12,341,335)
Realized gain distributions	22,981,566

Net realized gain	10,640,231

Change in net unrealized depreciation on investments	(156,037,467)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(138,490,829)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AIM V.I. CORE EQUITY FUND		AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$82,756	$16,256	$325,156	$328,936	$(6,855)	$(8,022)
Net realized gain (loss)	117,846	394,656	(166,917)	23,026	(264,570)	288,088
Change in net unrealized appreciation (depreciation) on investments	(2,486,224)	251,137	(1,257,969)	(301,563)	(566,005)	(38,714)

Increase (decrease) in net assets resulting from operations	(2,285,622)	662,049	(1,099,730)	50,399	(837,430)	241,352

CONTRACT TRANSACTIONS:
Purchase payments	0	0	0	0	7,514	24,490
Redemptions	(799,200)	(1,322,672)	(377,052)	(829,874)	(135,231)	(112,823)
Transfers, net	(238,800)	(618,763)	(828,603)	(796,487)	(833,776)	1,486,540
Contract maintenance charges	(1,069)	(1,081)	(470)	(481)	(136)	(58)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from contract transactions	(1,039,069)	(1,942,516)	(1,206,125)	(1,626,842)	(961,629)	1,398,149

Total increase (decrease) in net assets	(3,324,691)	(1,280,467)	(2,305,855)	(1,576,443)	(1,799,059)	1,639,501

NET ASSETS:
Beginning of period	8,202,120	9,482,587	5,104,503	6,680,946	2,908,791	1,269,290

End of period	$4,877,429	$8,202,120	$2,798,648	$5,104,503	$1,109,732	$2,908,791

CHANGES IN UNITS OUTSTANDING:
Units issued	0	0	0	0	78,275	255,808
Units redeemed	(56,033)	(94,792)	(89,873)	(110,262)	(159,989)	(139,759)

Net increase (decrease)	(56,033)	(94,792)	(89,873)	(110,262)	(81,714)	116,049

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AIM V.I. TECHNOLOGY FUND		ALGER AMERICAN LARGECAP GROWTH PORTFOLIO		ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(22,941)	$(35,698)	$(97,270)	$(92,938)	$(28,147)	$(34,962)
Net realized gain (loss)	(556,387)	481,711	289,173	645,878	504,682	391,502
Change in net unrealized appreciation (depreciation) on investments	(1,010,986)	(294,519)	(9,212,356)	2,492,737	(3,833,822)	666,259

Increase (decrease) in net assets resulting from operations	(1,590,314)	151,494	(9,020,453)	3,045,677	(3,357,287)	1,022,799

CONTRACT TRANSACTIONS:
Purchase payments	3,393	5,952	39,577	317,531	6,415	14,374
Redemptions	(205,212)	(505,892)	(924,917)	(1,620,812)	(159,919)	(196,733)
Transfers, net	(1,138,318)	(218,692)	(1,317,846)	1,598,433	(1,237,367)	2,922,058
Contract maintenance charges	(988)	(1,143)	(3,145)	(2,875)	(565)	(390)
Adjustments to net assets allocated to contracts in payout phase	927	387	9,559	6,199	0	0

Increase (decrease) in net assets resulting from contract transactions	(1,340,198)	(719,388)	(2,196,772)	298,476	(1,391,436)	2,739,309

Total increase (decrease) in net assets	(2,930,512)	(567,894)	(11,217,225)	3,344,153	(4,748,723)	3,762,108

NET ASSETS:
Beginning of period	4,428,963	4,996,857	20,797,393	17,453,240	6,716,598	2,954,490

End of period	$1,498,451	$4,428,963	$9,580,168	$20,797,393	$1,967,875	$6,716,598

CHANGES IN UNITS OUTSTANDING:
Units issued	1,615,039	1,166,561	89,299	175,188	52,368	214,943
Units redeemed	(2,223,407)	(1,493,486)	(211,089)	(176,079)	(143,541)	(81,147)

Net increase (decrease)	(608,368)	(326,925)	(121,790)	(891)	(91,173)	133,796

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,311	$9,974	$(5,848)	$(6,457)	$(76,041)	$98,798
Net realized gain (loss)	(182,456)	76,783	(10,145)	35,724	(1,401,097)	4,297,123
Change in net unrealized depreciation on investments	(315,973)	(59,709)	(347,777)	20,412	(4,101,988)	(2,933,054)

Increase (decrease) in net assets resulting from operations	(486,118)	27,048	(363,770)	49,679	(5,579,126)	1,462,867

CONTRACT TRANSACTIONS:
Purchase payments	821	5,226	33	38	14,658	31,592
Redemptions	(278,917)	(62,651)	0	(7,540)	(679,779)	(926,578)
Transfers, net	24,980	892,376	(76,945)	244,817	(158,304)	1,952,797
Contract maintenance charges	(79)	(79)	(8)	(8)	(885)	(744)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	1,447	0

Increase (decrease) in net assets resulting from contract transactions	(253,195)	834,872	(76,920)	237,307	(822,863)	1,057,067

Total increase (decrease) in net assets	(739,313)	861,920	(440,690)	286,986	(6,401,989)	2,519,934

NET ASSETS:
Beginning of period	1,318,835	456,915	898,560	611,574	11,323,758	8,803,824

End of period	$579,522	$1,318,835	$457,870	$898,560	$4,921,769	$11,323,758

CHANGES IN UNITS OUTSTANDING:
Units issued	46,389	156,671	6,352	72,987	148,236	297,990
Units redeemed	(75,227)	(84,092)	(14,980)	(53,799)	(238,975)	(241,732)

Net increase (decrease)	(28,838)	72,579	(8,628)	19,188	(90,739)	56,258

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,797	$25,699	$(2,784)	$6,321	$92,592	$85,257
Net realized gain (loss)	(284,016)	874,077	(179,230)	126,802	72,203	659,726
Change in net unrealized appreciation (depreciation) on investments	(3,689,889)	(653,338)	(383,411)	(229,209)	(1,977,073)	149,843

Increase (decrease) in net assets resulting from operations	(3,955,108)	246,438	(565,425)	(96,086)	(1,812,278)	894,826

CONTRACT TRANSACTIONS:
Purchase payments	6,960	22,766	8,365	2,505	2,288	14,405
Redemptions	(205,133)	(233,425)	(83,803)	(83,800)	(233,212)	(367,485)
Transfers, net	(323,841)	1,370,628	354,313	880,709	(530,310)	162,227
Contract maintenance charges	(486)	(500)	(86)	(78)	(313)	(310)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	(4,004)	3,077

Increase (decrease) in net assets resulting from contract transactions	(522,500)	1,159,469	278,789	799,336	(765,551)	(188,086)

Total increase (decrease) in net assets	(4,477,608)	1,405,907	(286,636)	703,250	(2,577,829)	706,740

NET ASSETS:
Beginning of period	7,606,595	6,200,688	1,199,189	495,939	5,036,311	4,329,571

End of period	$3,128,987	$7,606,595	$912,553	$1,199,189	$2,458,482	$5,036,311

CHANGES IN UNITS OUTSTANDING:
Units issued	189,395	424,541	85,166	169,039	263,885	141,959
Units redeemed	(262,546)	(331,657)	(63,439)	(102,830)	(312,339)	(152,267)

Net increase (decrease)	(73,151)	92,884	21,727	66,209	(48,454)	(10,308)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INTERNATIONAL FUND		AMERICAN CENTURY VP VALUE FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$35,265	$32,150	$684	$(14,236)	$99,496	$73,496
Net realized gain	45,099	153,600	939,135	884,747	136,964	891,262
Change in net unrealized depreciation on investments	(554,754)	(83,367)	(4,648,717)	611,789	(2,050,585)	(1,520,339)

Increase (decrease) in net assets resulting from operations	(474,390)	102,383	(3,708,898)	1,482,300	(1,814,125)	(555,581)

CONTRACT TRANSACTIONS:
Purchase payments	8,441	69,740	0	0	8,225	19,497
Redemptions	(194,550)	(196,269)	(377,768)	(1,013,258)	(396,625)	(738,503)
Transfers, net	15,748	(421,498)	(1,331,170)	(862,626)	(1,759,560)	10,863
Contract maintenance charges	(402)	(412)	(653)	(632)	(591)	(569)
Adjustments to net assets allocated to contracts in payout phase	0	0	32,551	0	652	523

Decrease in net assets resulting from contract transactions	(170,763)	(548,439)	(1,677,040)	(1,876,516)	(2,147,899)	(708,189)

Total decrease in net assets	(645,153)	(446,056)	(5,385,938)	(394,216)	(3,962,024)	(1,263,770)

NET ASSETS:
Beginning of period	2,327,010	2,773,066	9,177,978	9,572,194	8,314,306	9,578,076

End of period	$1,681,857	$2,327,010	$3,792,040	$9,177,978	$4,352,282	$8,314,306

CHANGES IN UNITS OUTSTANDING:
Units issued	23,189	27,748	0	0	28,860	131,836
Units redeemed	(37,354)	(67,709)	(97,412)	(81,739)	(182,274)	(177,974)

Net decrease	(14,165)	(39,961)	(97,412)	(81,739)	(153,414)	(46,138)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DELAWARE VIP GROWTH OPPORTUNITIES SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,183)	$(1,426)	$(1,306)	$(21,005)	$573	$(5,991)
Net realized gain (loss)	(51,843)	(15,978)	(54,622)	705,733	31,220	53,782
Change in net unrealized depreciation on investments	(17,811)	(13,325)	(1,252,697)	(1,082,099)	(492,999)	(27,639)

Increase (decrease) in net assets resulting from operations	(70,837)	(30,729)	(1,308,625)	(397,371)	(461,206)	20,152

CONTRACT TRANSACTIONS:
Purchase payments	1,261	1,324	1,388	11,787	3,032	12,089
Redemptions	(4,026)	(21,398)	(210,528)	(465,152)	(51,703)	(193,381)
Transfers, net	(112,890)	302,639	(684,015)	(1,262,903)	(21,117)	(168,694)
Contract maintenance charges	(27)	(14)	(541)	(641)	(141)	(156)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from contract transactions	(115,682)	282,551	(893,696)	(1,716,909)	(69,929)	(350,142)

Total increase (decrease) in net assets	(186,519)	251,822	(2,202,321)	(2,114,280)	(531,135)	(329,990)

NET ASSETS:
Beginning of period	272,378	20,556	4,808,342	6,922,622	1,166,813	1,496,803

End of period	$85,859	$272,378	$2,606,021	$4,808,342	$635,678	$1,166,813

CHANGES IN UNITS OUTSTANDING:
Units issued	23,203	88,669	31,836	26,508	15,721	24,959
Units redeemed	(34,775)	(65,899)	(93,275)	(119,296)	(21,591)	(46,915)

Net increase (decrease)	(11,572)	22,770	(61,439)	(92,788)	(5,870)	(21,956)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF DEVELOPING LEADERS PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$72,424	$56,443	$123	$(105)	$(3,967)	$(2,831)
Net realized gain (loss)	680,261	473,008	(36,679)	22,066	264,078	322,460
Change in net unrealized appreciation (depreciation) on investments	(2,824,215)	(62,080)	(12,321)	(41,107)	(1,213,726)	(124,493)

Increase (decrease) in net assets resulting from operations	(2,071,530)	467,371	(48,877)	(19,146)	(953,615)	195,136

CONTRACT TRANSACTIONS:
Purchase payments	799	6,023	0	0	0	0
Redemptions	(483,807)	(792,642)	(14,982)	(14,355)	(111,388)	(479,421)
Transfers, net	(773,154)	(489,305)	(31,362)	(52,516)	(150,802)	(317,843)
Contract maintenance charges	(548)	(457)	(18)	(20)	(365)	(310)
Adjustments to net assets allocated to contracts in payout phase	8,962	11,687	0	0	0	0

Decrease in net assets resulting from contract transactions	(1,247,748)	(1,264,694)	(46,362)	(66,891)	(262,555)	(797,574)

Total decrease in net assets	(3,319,278)	(797,323)	(95,239)	(86,037)	(1,216,170)	(602,438)

NET ASSETS:
Beginning of period	7,590,733	8,388,056	140,338	226,375	2,527,013	3,129,451

End of period	$4,271,455	$7,590,733	$45,099	$140,338	$1,310,843	$2,527,013

CHANGES IN UNITS OUTSTANDING:
Units issued	47,681	20,578	0	619	0	0
Units redeemed	(171,745)	(143,996)	(5,377)	(5,347)	(26,042)	(70,765)

Net decrease	(124,064)	(123,418)	(5,377)	(4,728)	(26,042)	(70,765)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DWS BLUE CHIP VIP PORTFOLIO		DWS CAPITAL GROWTH VIP PORTFOLIO		DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,341	$1,205	$5,208	$(5,607)	$75,782	$30,073
Net realized gain	93,642	85,667	147,661	178,139	198,926	202,882
Change in net unrealized appreciation (depreciation) on investments	(516,435)	(62,987)	(1,194,306)	107,994	(2,030,807)	(347,789)

Increase (decrease) in net assets resulting from operations	(414,452)	23,885	(1,041,437)	280,526	(1,756,099)	(114,834)

CONTRACT TRANSACTIONS:
Purchase payments	59,324	46,695	16,098	50,414	246	335
Redemptions	(23,492)	(30,036)	(134,890)	(307,985)	(161,985)	(275,405)
Transfers, net	(62,437)	382,113	786,372	36,388	(681,677)	(219,702)
Contract maintenance charges	(49)	(20)	(284)	(286)	(229)	(211)
Adjustments to net assets allocated to contracts in payout phase	0	0	6,176	4,598	0	0

Increase (decrease) in net assets resulting from contract transactions	(26,654)	398,752	673,472	(216,871)	(843,645)	(494,983)

Total increase (decrease) in net assets	(441,106)	422,637	(367,965)	63,655	(2,599,744)	(609,817)

NET ASSETS:
Beginning of period	1,132,853	710,216	2,572,647	2,508,992	4,386,036	4,995,853

End of period	$691,747	$1,132,853	$2,204,682	$2,572,647	$1,786,292	$4,386,036

CHANGES IN UNITS OUTSTANDING:
Units issued	21,114	107,476	129,929	29,490	37,936	62,100
Units redeemed	(20,981)	(70,946)	(63,149)	(53,709)	(122,982)	(100,552)

Net increase (decrease)	133	36,530	66,780	(24,219)	(85,046)	(38,452)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO		DWS GROWTH & INCOME VIP PORTFOLIO		DWS HEALTH CARE VIP PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,623	$6,097	$6,656	$2,779	$(6,547)	$(8,438)
Net realized gain (loss)	205,300	317,241	109,843	88,093	(66,667)	92,205
Change in net unrealized appreciation (depreciation) on investments	(762,378)	(238,772)	(399,472)	(93,559)	(254,758)	8,226

Increase (decrease) in net assets resulting from operations	(546,455)	84,566	(282,973)	(2,687)	(327,972)	91,993

CONTRACT TRANSACTIONS:
Purchase payments	1,251	4,460	123	2,018	679	162
Redemptions	(129,573)	(23,154)	(22,501)	(251,648)	(14,278)	(25,656)
Transfers, net	483,208	(553,884)	(3,589)	(29,677)	152,252	481,497
Contract maintenance charges	(100)	(71)	(80)	(113)	(147)	(117)
Adjustments to net assets allocated to contracts in payout phase	1,250	0	2,943	0	0	0

Increase (decrease) in net assets resulting from contract transactions	356,036	(572,649)	(23,104)	(279,420)	138,506	455,886

Total increase (decrease) in net assets	(190,419)	(488,083)	(306,077)	(282,107)	(189,466)	547,879

NET ASSETS:
Beginning of period	1,341,036	1,829,119	734,768	1,016,875	1,138,388	590,509

End of period	$1,150,617	$1,341,036	$428,691	$734,768	$948,922	$1,138,388

CHANGES IN UNITS OUTSTANDING:
Units issued	78,352	128,525	7,600	10,092	118,798	149,806
Units redeemed	(42,017)	(177,298)	(11,788)	(38,918)	(109,822)	(110,198)

Net increase (decrease)	36,335	(48,773)	(4,188)	(28,826)	8,976	39,608

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	DWS LARGE CAP VALUE VIP PORTFOLIO		DWS SMALL CAP INDEX VIP PORTFOLIO		FEDERATED AMERICAN LEADERS FUND II
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$14,102	$4,672	$56,968	$5,214	$72,602	$73,302
Net realized gain (loss)	(149,366)	45,966	1,023,706	1,887,466	1,052,103	1,357,086
Change in net unrealized depreciation on investments	(575,779)	5,453	(3,956,804)	(2,097,273)	(3,889,877)	(2,516,768)

Increase (decrease) in net assets resulting from operations	(711,043)	56,091	(2,876,130)	(204,593)	(2,765,172)	(1,086,380)

CONTRACT TRANSACTIONS:
Purchase payments	741	428	5,855	15,157	0	0
Redemptions	(140,049)	(94,600)	(584,020)	(915,745)	(656,116)	(946,889)
Transfers, net	1,227,630	462,931	(500,132)	(1,540,886)	(684,295)	(1,851,271)
Contract maintenance charges	(52)	(6)	(663)	(797)	(982)	(1,003)
Adjustments to net assets allocated to contracts in payout phase	0	0	(631)	531	(3,565)	3,410

Increase (decrease) in net assets resulting from contract transactions	1,088,270	368,753	(1,079,591)	(2,441,740)	(1,344,958)	(2,795,753)

Total increase (decrease) in net assets	377,227	424,844	(3,955,721)	(2,646,333)	(4,110,130)	(3,882,133)

NET ASSETS:
Beginning of period	857,486	432,642	9,192,705	11,839,038	8,838,654	12,720,787

End of period	$1,234,713	$857,486	$5,236,984	$9,192,705	$4,728,524	$8,838,654

CHANGES IN UNITS OUTSTANDING:
Units issued	164,850	55,580	56,684	44,976	280	0
Units redeemed	(82,961)	(27,888)	(123,465)	(177,479)	(85,292)	(135,805)

Net increase (decrease)	81,889	27,692	(66,781)	(132,503)	(85,012)	(135,805)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	FEDERATED CAPITAL INCOME FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FRANKLIN SMALL CAP VALUE SECURITIES FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,692	$37,357	$1,218,589	$1,114,694	$1,366	$(1,197)
Net realized gain (loss)	7,389	68,646	(165,700)	(226,554)	(87,829)	42,100
Change in net unrealized depreciation on investments	(204,398)	(76,419)	(86,347)	738,090	(104,156)	(61,879)

Increase (decrease) in net assets resulting from operations	(162,317)	29,584	966,542	1,626,230	(190,619)	(20,976)

CONTRACT TRANSACTIONS:
Purchase payments	0	0	66,884	141,862	28	38
Redemptions	(48,944)	(237,211)	(2,186,208)	(3,289,896)	(10,244)	(6,334)
Transfers, net	(20,580)	(82,496)	348,812	(634,711)	40,672	67,190
Contract maintenance charges	(164)	(181)	(1,780)	(1,685)	(15)	(34)
Adjustments to net assets allocated to contracts in payout phase	0	0	(17,767)	7,761	0	0

Increase (decrease) in net assets resulting from contract transactions	(69,688)	(319,888)	(1,790,059)	(3,776,669)	30,441	60,860

Total increase (decrease) in net assets	(232,005)	(290,304)	(823,517)	(2,150,439)	(160,178)	39,884

NET ASSETS:
Beginning of period	814,788	1,105,092	30,801,697	32,952,136	515,005	475,121

End of period	$582,783	$814,788	$29,978,180	$30,801,697	$354,827	$515,005

CHANGES IN UNITS OUTSTANDING:
Units issued	0	0	273,041	194,749	44,251	39,937
Units redeemed	(5,703)	(24,218)	(382,523)	(440,404)	(42,299)	(34,347)

Net increase (decrease)	(5,703)	(24,218)	(109,482)	(245,655)	1,952	5,590

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$65,520	$72,675	$50,674	$17,680	$560,622	$747,216
Net realized gain (loss)	237,156	236,219	(26,741)	6,735	(325,816)	(487,590)
Change in net unrealized depreciation on investments	(954,062)	136,104	(580,992)	9,850	588,595	880,743

Increase (decrease) in net assets resulting from operations	(651,386)	444,998	(557,059)	34,265	823,401	1,140,369

CONTRACT TRANSACTIONS:
Purchase payments	0	3,068	13,849	10,360	0	49,125
Redemptions	(239,085)	(511,312)	(118,806)	(405,825)	(1,153,193)	(1,618,860)
Transfers, net	(607,499)	(107,003)	1,959,540	1,818,030	(2,495,082)	(1,977,985)
Contract maintenance charges	(409)	(614)	(291)	(21)	(1,131)	(1,140)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	(5,716)	5,327

Increase (decrease) in net assets resulting from contract transactions	(846,993)	(615,861)	1,854,292	1,422,544	(3,655,122)	(3,543,533)

Total increase (decrease) in net assets	(1,498,379)	(170,863)	1,297,233	1,456,809	(2,831,721)	(2,403,164)

NET ASSETS:
Beginning of period	4,289,425	4,460,288	1,456,809	0	18,413,473	20,816,637

End of period	$2,791,046	$4,289,425	$2,754,042	$1,456,809	$15,581,752	$18,413,473

CHANGES IN UNITS OUTSTANDING:
Units issued	0	61,383	283,257	188,212	613	52,489
Units redeemed	(63,850)	(101,874)	(105,514)	(48,409)	(242,434)	(305,878)

Net increase (decrease)	(63,850)	(40,491)	177,743	139,803	(241,821)	(253,389)

(1) The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:		(1)				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$96,953	$58,740	$2,288	$37,798	$(776)	$5,866
Net realized gain (loss)	65,442	167	(83,968)	347,354	(218,644)	(12,398)
Change in net unrealized depreciation on investments	(21,980)	46,748	(1,016,594)	(78,840)	(266,014)	(20,211)

Increase (decrease) in net assets resulting from operations	140,415	105,655	(1,098,274)	306,312	(485,434)	(26,743)

CONTRACT TRANSACTIONS:
Purchase payments	4,315	293,925	0	4,247	2,829	4,415
Redemptions	(164,735)	(98,712)	(234,440)	(474,869)	(70,638)	(7,157)
Transfers, net	864,354	2,249,966	(507,171)	(1,477,052)	(59,718)	1,150,071
Contract maintenance charges	(110)	(6)	(221)	(233)	(150)	(37)

Adjustments to net assets allocated to contracts	0	0	1,191	0	0	0

Increase (decrease) in net assets resulting from contract transactions	703,824	2,445,173	(740,641)	(1,947,907)	(127,677)	1,147,292

Total increase (decrease) in net assets	844,239	2,550,828	(1,838,915)	(1,641,595)	(613,111)	1,120,549

NET ASSETS:
Beginning of period	2,550,828	0	3,113,167	4,754,762	1,120,549	0

End of period	$3,395,067	$2,550,828	$1,274,252	$3,113,167	$507,438	$1,120,549

CHANGES IN UNITS OUTSTANDING:
Units issued	250,403	286,851	0	13,487	85,060	152,276
Units redeemed	(184,341)	(41,987)	(58,042)	(138,159)	(109,446)	(42,551)

Net increase (decrease)	66,062	244,864	(58,042)	(124,672)	(24,386)	109,725

(1) The portfolio commenced operations on May 1, 2007.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES		JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$389,678	$(65,993)	$85,798	$(12,960)	$(11,228)	$(19,960)
Net realized gain (loss)	3,600,255	3,924,496	(1,758,209)	694,731	(195,907)	(52,583)
Change in net unrealized appreciation (depreciation) on investments	(16,854,970)	3,348,825	(1,112,068)	(172,404)	(4,610,359)	1,862,744

Increase (decrease) in net assets resulting from operations	(12,865,037)	7,207,328	(2,784,479)	509,367	(4,817,494)	1,790,201

CONTRACT TRANSACTIONS:
Purchase payments	0	87,203	48,473	29,132	0	0
Redemptions	(933,483)	(1,749,179)	(178,076)	(42,416)	(638,791)	(1,469,438)
Transfers, net	(4,876,141)	(5,096,905)	(990,669)	5,344,691	(731,480)	(1,230,873)
Contract maintenance charges	(2,718)	(2,688)	(528)	(190)	(2,847)	(2,873)
Adjustments to net assets allocated to contracts in payout phase	3,166	5,452	0	0	4,735	4,288

Increase (decrease) in net assets resulting from contract transactions	(5,809,176)	(6,756,117)	(1,120,800)	5,331,217	(1,368,383)	(2,698,896)

Total increase (decrease) in net assets	(18,674,213)	451,211	(3,905,279)	5,840,584	(6,185,877)	(908,695)

NET ASSETS:
Beginning of period	28,860,389	28,409,178	5,840,584	0	12,975,612	13,884,307

End of period	$10,186,176	$28,860,389	$1,935,305	$5,840,584	$6,789,735	$12,975,612

CHANGES IN UNITS OUTSTANDING:
Units issued	244	379,563	516,940	1,220,241	2,223	0
Units redeemed	(242,345)	(618,876)	(664,404)	(729,412)	(85,367)	(149,153)

Net increase (decrease)	(242,101)	(239,313)	(147,464)	490,829	(83,144)	(149,153)

(1) The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT UTILITY SERIES
	2008	2007	2008	2007	2008
Schwab Select Annuity:					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,012	$(16,812)	$(87,887)	$(140,505)	$(1,600)
Net realized gain (loss)	262,581	982,164	1,088,796	4,248,128	(174,634)
Change in net unrealized appreciation on investments	(6,511,114)	385,849	(5,809,388)	(3,566,151)	1,170

Increase (decrease) in net assets resulting from operations	(6,211,521)	1,351,201	(4,808,479)	541,472	(175,064)

CONTRACT TRANSACTIONS:
Purchase payments	0	0	17,325	39,030	0
Redemptions	(802,637)	(1,411,411)	(713,401)	(1,879,633)	(30,841)
Transfers, net	(466,993)	(1,015,573)	(1,452,655)	(3,402,478)	400,498
Contract maintenance charges	(3,179)	(3,404)	(1,310)	(1,570)	(9)
Adjustments to net assets allocated to contracts in payout phase	10,457	7,536	(5,312)	5,099	0

Increase (decrease) in net assets resulting from contract transactions	(1,262,352)	(2,422,852)	(2,155,353)	(5,239,552)	369,648

Total increase (decrease) in net assets	(7,473,873)	(1,071,651)	(6,963,832)	(4,698,080)	194,584

NET ASSETS:
Beginning of period	14,544,028	15,615,679	13,748,795	18,446,875	0

End of period	$7,070,155	$14,544,028	$6,784,963	$13,748,795	$194,584

CHANGES IN UNITS OUTSTANDING:
Units issued	523	0	34,541	38,314	135,122
Units redeemed	(78,912)	(117,997)	(158,322)	(298,113)	(104,307)

Net increase (decrease)	(78,389)	(117,997)	(123,781)	(259,799)	30,815

(1) The portfolio commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL SECURITIES FUND/VA
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(599)	$(1,386)	$5,922	$15,271	$92,603	$89,596
Net realized gain (loss)	(43,991)	12,703	71,547	405,172	640,513	2,361,214
Change in net unrealized appreciation (depreciation) on investments	(39,240)	(17,849)	(1,269,757)	(114,694)	(6,681,773)	(1,478,304)

Increase (decrease) in net assets resulting from operations	(83,830)	(6,532)	(1,192,288)	305,749	(5,948,657)	972,506

CONTRACT TRANSACTIONS:
Purchase payments	32	38	486	6,466	32,181	84,641
Redemptions	(3,231)	(19,973)	(296,054)	(394,760)	(682,383)	(1,111,500)
Transfers, net	38,728	110,788	(275,633)	(941,364)	(1,888,149)	(1,279,967)
Contract maintenance charges	(3)	(17)	(324)	(383)	(1,573)	(1,212)
Adjustments to net assets allocated to contracts in payout phase	0	0	0	0	(9,224)	8,859

Increase (decrease) in net assets resulting from contract transactions	35,526	90,836	(571,525)	(1,330,041)	(2,549,148)	(2,299,179)

Total increase (decrease) in net assets	(48,304)	84,304	(1,763,813)	(1,024,292)	(8,497,805)	(1,326,673)

NET ASSETS:
Beginning of period	237,304	153,000	3,544,289	4,568,581	16,096,123	17,422,796

End of period	$189,000	$237,304	$1,780,476	$3,544,289	$7,598,318	$16,096,123

CHANGES IN UNITS OUTSTANDING:
Units issued	55,954	76,130	17,746	31,475	46,140	121,841
Units redeemed	(44,899)	(68,370)	(57,849)	(105,872)	(199,320)	(233,965)

Net increase (decrease)	11,055	7,760	(40,103)	(74,397)	(153,180)	(112,124)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	PIMCO VIT HIGH YIELD FUND		PIMCO VIT LOW DURATION BOND FUND		PIMCO VIT TOTAL RETURN FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$348,572	$466,199	$459,257	$607,349	$680,028	$502,831
Net realized gain (loss)	(371,068)	(3,365)	186,982	(83,338)	489,405	(82,170)
Change in net unrealized appreciation (depreciation) on investments	(1,098,158)	(286,810)	(803,551)	446,087	(532,011)	580,796

Increase (decrease) in net assets resulting from operations	(1,120,654)	176,024	(157,312)	970,098	637,422	1,001,457

CONTRACT TRANSACTIONS:
Purchase payments	1,595	13,204	11,276	85,030	43,801	56,650
Redemptions	(532,579)	(487,448)	(1,296,832)	(2,108,872)	(1,353,598)	(1,286,423)
Transfers, net	(856,058)	(2,027,628)	(1,377,678)	602,009	5,016,406	4,494,973
Contract maintenance charges	(335)	(443)	(975)	(837)	(807)	(521)
Adjustments to net assets allocated to contracts in payout phase	230	0	(8,033)	8,515	6,898	0

Increase (decrease) in net assets resulting from contract transactions	(1,387,147)	(2,502,315)	(2,672,242)	(1,414,155)	3,712,700	3,264,679

Total increase (decrease) in net assets	(2,507,801)	(2,326,291)	(2,829,554)	(444,057)	4,350,122	4,266,136

NET ASSETS:
Beginning of period	6,084,088	8,410,379	15,891,025	16,335,082	15,340,920	11,074,784

End of period	$3,576,287	$6,084,088	$13,061,471	$15,891,025	$19,691,042	$15,340,920

CHANGES IN UNITS OUTSTANDING:
Units issued	213,573	305,660	197,744	260,285	695,525	602,541
Units redeemed	(315,768)	(494,715)	(439,933)	(406,437)	(377,167)	(298,470)

Net increase (decrease)	(102,195)	(189,055)	(242,189)	(146,152)	318,358	304,071

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$178,432	$16,744	$(31,999)	$(52,885)	$103	$356
Net realized gain (loss)	69,059	262,858	214,456	1,668,481	(3,526)	632
Change in net unrealized depreciation on investments	(1,597,639)	(76,705)	(1,819,380)	(1,817,933)	(124,033)	(11,411)

Increase (decrease) in net assets resulting from operations	(1,350,148)	202,897	(1,636,923)	(202,337)	(127,456)	(10,423)

CONTRACT TRANSACTIONS:
Purchase payments	9,348	16,705	4,347	18,082	285	155
Redemptions	(405,769)	(473,471)	(245,051)	(711,955)	(5,444)	(19,245)
Transfers, net	(233,921)	(459,543)	(392,060)	(1,277,492)	114,730	277,459
Contract maintenance charges	(588)	(605)	(593)	(657)	(38)	(12)
Adjustments to net assets allocated to contracts in payout phase	0	0	(728)	792	0	0

Increase (decrease) in net assets resulting from contract transactions	(630,930)	(916,914)	(634,085)	(1,971,230)	109,533	258,357

Total increase (decrease) in net assets	(1,981,078)	(714,017)	(2,271,008)	(2,173,567)	(17,923)	247,934

NET ASSETS:
Beginning of period	4,350,946	5,064,963	4,972,208	7,145,775	268,510	20,576

End of period	$2,369,868	$4,350,946	$2,701,200	$4,972,208	$250,587	$268,510

CHANGES IN UNITS OUTSTANDING:
Units issued	23,511	17,050	10,942	8,586	19,036	59,251
Units redeemed	(69,560)	(76,427)	(64,105)	(139,034)	(8,854)	(36,996)

Net increase (decrease)	(46,049)	(59,377)	(53,163)	(130,448)	10,182	22,255

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	PIONEER SMALL CAP VALUE VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,682)	$(6,042)	$(198)	$(2,950)	$173,822	$219,553
Net realized gain (loss)	(135,312)	90,727	92,066	22,201	807,412	1,758,147
Change in net unrealized appreciation (depreciation) on investments	(755,275)	(299,620)	(340,981)	61,251	(5,384,196)	(1,292,706)

Increase (decrease) in net assets resulting from operations	(895,269)	(214,935)	(249,113)	80,502	(4,402,962)	684,994

CONTRACT TRANSACTIONS:
Purchase payments	1,582	3,339	1,496	1,598	57,427	82,805
Redemptions	(105,884)	(471,315)	(188,670)	(64,274)	(1,389,124)	(978,161)
Transfers, net	(494,385)	(1,167,430)	(361,626)	4,055	(481,849)	(1,050,920)
Contract maintenance charges	(176)	(211)	(91)	(147)	(1,783)	(1,741)
Adjustments to net assets allocated to contracts in payout phase	(2,683)	1,423	0	0	0	0

Decrease in net assets resulting from contract transactions	(601,546)	(1,634,194)	(548,891)	(58,768)	(1,815,329)	(1,948,017)

Total increase (decrease) in net assets	(1,496,815)	(1,849,129)	(798,004)	21,734	(6,218,291)	(1,263,023)

NET ASSETS:
Beginning of period	2,766,666	4,615,795	1,106,145	1,084,411	14,374,597	15,637,620

End of period	$1,269,851	$2,766,666	$308,141	$1,106,145	$8,156,306	$14,374,597

CHANGES IN UNITS OUTSTANDING:
Units issued	4,496	9,928	7,606	5,434	57,361	116,245
Units redeemed	(44,609)	(95,688)	(55,309)	(10,578)	(169,536)	(210,276)

Net decrease	(40,113)	(85,760)	(47,703)	(5,144)	(112,175)	(94,031)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SELIGMAN COMMUNICATIONS & INFORMATION FUND
	2008	2007	2008	2007	2008
Schwab Select Annuity:					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$836,005	$2,378,609	$722,101	$501,952	$(1,157)
Net realized gain (loss)	0	0	846,376	5,104,611	(40,098)
Change in net unrealized depreciation on investments	0	0	(29,840,936)	(1,741,388)	(75,770)

Increase (decrease) in net assets resulting from operations	836,005	2,378,609	(28,272,459)	3,865,175	(117,025)

CONTRACT TRANSACTIONS:
Purchase payments	2,205,587	2,698,530	151,127	607,042	0
Redemptions	(25,783,817)	(19,102,289)	(3,729,477)	(9,232,547)	(12)
Transfers, net	25,466,153	19,013,884	(1,654,633)	(3,979,896)	327,063
Contract maintenance charges	(20,305)	(20,704)	(11,837)	(12,164)	(20)
Adjustments to net assets allocated to contracts in payout phase	(33,355)	28,515	47,707	18,586	0

Increase (decrease) in net assets resulting from contract transactions	1,834,263	2,617,936	(5,197,113)	(12,598,979)	327,031

Total increase (decrease) in net assets	2,670,268	4,996,545	(33,469,572)	(8,733,804)	210,006

NET ASSETS:
Beginning of period	65,966,709	60,970,164	79,551,141	88,284,945	0

End of period	$68,636,977	$65,966,709	$46,081,569	$79,551,141	$210,006

CHANGES IN UNITS OUTSTANDING:
Units issued	3,714,366	4,173,387	243,270	315,893	47,978
Units redeemed	(3,577,659)	(3,986,716)	(537,501)	(902,476)	(16,694)

Net increase (decrease)	136,707	186,671	(294,231)	(586,583)	31,284

(1) The portfolio commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	THIRD AVENUE VALUE PORTFOLIO		UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN KAMPEN LIT COMSTOCK
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(173)	$56,008	$252,924	$37,892	$12,256	$10,425
Net realized gain (loss)	(206,066)	233,420	2,330,043	6,423,934	(13,600)	78,683
Change in net unrealized depreciation on investments	(1,174,528)	(616,822)	(6,659,112)	(9,194,648)	(271,172)	(107,328)

Decrease in net assets resulting from operations	(1,380,767)	(327,394)	(4,076,145)	(2,732,822)	(272,516)	(18,220)

CONTRACT TRANSACTIONS:
Purchase payments	1,180	13,803	8,470	43,502	66	147
Redemptions	(100,054)	(222,664)	(916,003)	(2,159,407)	(57,724)	(51,924)
Transfers, net	(512,651)	963,347	(601,068)	(7,186,553)	(135,612)	(165,288)
Contract maintenance charges	(273)	(346)	(1,085)	(1,241)	(73)	(82)
Adjustments to net assets allocated to contracts in payout phase	0	0	(5,149)	233	0	0

Increase (decrease) in net assets resulting from contract transactions	(611,798)	754,140	(1,514,835)	(9,303,466)	(193,343)	(217,147)

Total increase (decrease) in net assets	(1,992,565)	426,746	(5,590,980)	(12,036,288)	(465,859)	(235,367)

NET ASSETS:
Beginning of period	3,531,199	3,104,453	11,658,752	23,695,040	892,381	1,127,748

End of period	$1,538,634	$3,531,199	$6,067,772	$11,658,752	$426,522	$892,381

CHANGES IN UNITS OUTSTANDING:
Units issued	71,605	196,033	46,133	61,475	7,377	33,117
Units redeemed	(151,425)	(134,294)	(108,141)	(330,915)	(26,204)	(50,201)

Net increase (decrease)	(79,820)	61,739	(62,008)	(269,440)	(18,827)	(17,084)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	VAN KAMPEN LIT GROWTH & INCOME		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL/MIDCAP VALUE FUND
	2008	2007	2008	2007	2008	2007
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,560	$13,686	$8,961	$(1,360)	$(35,602)	$(53,693)
Net realized gain (loss)	(6,346)	145,053	42,248	99,691	938,113	1,743,828
Change in net unrealized appreciation (depreciation) on investments	(757,675)	(135,094)	(428,093)	(78,242)	(3,009,596)	(1,748,229)

Increase (decrease) in net assets resulting from operations	(733,461)	23,645	(376,884)	20,089	(2,107,085)	(58,094)

CONTRACT TRANSACTIONS:
Purchase payments	10,532	30,720	1,383	5,024	0	0
Redemptions	(132,222)	(69,691)	(36,867)	(18,174)	(325,108)	(660,850)
Transfers, net	11,984	312,375	420,555	111,290	(728,280)	(1,191,922)
Contract maintenance charges	(169)	(173)	(47)	(48)	(498)	(546)
Adjustments to net assets allocated to contracts in payout phase	3,021	0	0	0	(5,768)	5,385

Increase (decrease) in net assets resulting from contract transactions	(106,854)	273,231	385,024	98,092	(1,059,654)	(1,847,933)

Total increase (decrease) in net assets	(840,315)	296,876	8,140	118,181	(3,166,739)	(1,906,027)

NET ASSETS:
Beginning of period	2,461,546	2,164,670	584,434	466,253	5,544,361	7,450,388

End of period	$1,621,231	$2,461,546	$592,574	$584,434	$2,377,622	$5,544,361

CHANGES IN UNITS OUTSTANDING:
Units issued	70,937	94,369	59,849	60,722	1,467	0
Units redeemed	(75,810)	(74,655)	(22,305)	(52,413)	(80,545)	(124,335)

Net increase (decrease)	(4,873)	19,714	37,544	8,309	(79,078)	(124,335)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	TOTAL SCHWAB SELECT ANNUITY
	2008	2007
Schwab Select Annuity:	(UNAUDITED)	(UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment	$6,906,407	$7,251,710
Net realized	10,640,231	46,054,618
Change in net unrealized appreciation (depreciation) on investments	(156,037,467)	(23,004,453)

in net assets resulting from operations	(138,490,829)	30,301,875

CONTRACT TRANSACTIONS:
Purchase payments	2,893,391	5,108,894
Redemptions	(52,904,081)	(65,902,978)
Transfers, net	2,372,097	4,549,318
Contract maintenance charges	(70,557)	(70,348)
Adjustments to net assets allocated to contracts in payout phase	39,937	138,183

in net assets resulting from
contract transactions	(47,669,213)	(56,176,931)

Total in net assets	(186,160,042)	(25,875,056)

NET ASSETS:
Beginning of period	536,329,593	562,204,649

End of period	$350,169,551	$536,329,593

CHANGES IN UNITS OUTSTANDING:
Units issued	10,599,271	13,161,573
Units redeemed	(14,154,742)	(15,658,546)

Net	(3,555,471)	(2,496,973)

The accompanying notes are an integral part of these financial statements.		(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN BALANCED PORTFOLIO	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$707,149	$2,993,156	$314,867	$1,211,946	$6,282,120	$3,361,629
Investment income due and accrued
Purchase payments receivable					553
Due from Great West Life & Annuity Insurance Company	5,212			2,458		14,731

Total assets	712,361	2,993,156	314,867	1,214,404	6,282,673	3,376,360

LIABILITIES:
Redemptions payable		7,090				686
Due to Great West Life & Annuity Insurance Company	70	272	30	113	590	309

Total liabilities	70	7,362	30	113	590	995

NET ASSETS	$712,291	$2,985,794	$314,837	$1,214,291	$6,282,083	$3,375,365

NET ASSETS REPRESENTED BY:
Accumulation units	$695,782	$2,985,794	$314,837	$1,203,059	$6,282,083	$3,354,313
Contracts in payout phase	16,509			11,232		21,052

NET ASSETS	$712,291	$2,985,794	$314,837	$1,214,291	$6,282,083	$3,375,365

ACCUMULATION UNITS OUTSTANDING	72,545	398,242	76,178	136,349	947,371	386,150

UNIT VALUE (ACCUMULATION)	$9.59	$7.50	$4.13	$8.82	$6.63	$8.69

(1) Cost of investments:	$1,128,032	$4,316,502	$508,864	$1,868,193	$10,828,334	$7,991,556
Shares of investments:	191,639	153,574	37,574	140,271	237,240	477,504

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$8,961,594	$1,948,914	$15,906,318	$8,836,166	$8,334,762	$1,688,811
Investment income due and accrued
Purchase payments receivable		133,704			34,770
Due from Great West Life & Annuity Insurance Company	145,454				151,565

Total assets	9,107,048	2,082,618	15,906,318	8,836,166	8,521,097	1,688,811

LIABILITIES:
Redemptions payable	8,223		12,042	371
Due to Great West Life & Annuity Insurance Company	853	185	2,959	832	762	159

Total liabilities	9,076	185	15,001	1,203	762	159

NET ASSETS	$9,097,972	$2,082,433	$15,891,317	$8,834,963	$8,520,335	$1,688,652

NET ASSETS REPRESENTED BY:
Accumulation units	$8,784,873	$2,082,433	$15,864,186	$8,834,963	$8,180,540	$1,688,652
Contracts in payout phase	313,099		27,131		339,795

NET ASSETS	$9,097,972	$2,082,433	$15,891,317	$8,834,963	$8,520,335	$1,688,652

ACCUMULATION UNITS OUTSTANDING	1,060,843	289,658	1,729,872	1,602,132	514,389	249,511

UNIT VALUE (ACCUMULATION)	$8.28	$7.19	$9.17	$5.51	$15.90	$6.77

(1) Cost of investments:	$16,109,067	$3,103,937	$33,549,784	$18,979,895	$17,948,211	$2,671,311
Shares of investments:	684,091	147,869	1,270,473	799,653	1,060,402	170,243

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$3,328,625	$4,074,086	$3,981,334	$3,195,594	$9,253,673	$337,878
Investment income due and accrued
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company		550	469	3,289	15,786

Total assets	3,328,625	4,074,636	3,981,803	3,198,883	9,269,459	337,878

LIABILITIES:
Redemptions payable	56	144	19,166	147	19,350
Due to Great West Life & Annuity Insurance Company	323	379	378	301	860	31

Total liabilities	379	523	19,544	448	20,210	31

NET ASSETS	$3,328,246	$4,074,113	$3,962,259	$3,198,435	$9,249,249	$337,847

NET ASSETS REPRESENTED BY:
Accumulation units	$3,328,246	$4,071,757	$3,960,248	$3,186,229	$9,183,601	$337,847
Contracts in payout phase		2,356	2,011	12,206	65,648

NET ASSETS	$3,328,246	$4,074,113	$3,962,259	$3,198,435	$9,249,249	$337,847

ACCUMULATION UNITS OUTSTANDING	206,857	371,805	448,715	361,453	834,852	40,195

UNIT VALUE (ACCUMULATION)	$16.09	$10.95	$8.83	$8.82	$11.00	$8.41

(1) Cost of investments:	$5,070,061	$5,166,810	$6,370,124	$4,615,486	$14,597,275	$617,128
Shares of investments:	202,965	771,607	826,003	537,979	1,977,281	30,141

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$11,111,458	$1,214,006	$1,649,655	$579,101	$747,366	$3,415,943
Investment income due and accrued					3,098
Purchase payments receivable	581
Due from Great West Life & Annuity Insurance Company	770

Total assets	11,112,809	1,214,006	1,649,655	579,101	750,464	3,415,943

LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	1,024	110	144	52	69	9,969

Total liabilities	1,024	110	144	52	69	9,969

NET ASSETS	$11,111,785	$1,213,896	$1,649,511	$579,049	$750,395	$3,405,974

NET ASSETS REPRESENTED BY:
Accumulation units	$11,090,038	$1,213,896	$1,649,511	$579,049	$750,395	$3,394,707
Contracts in payout phase	21,747					11,267

NET ASSETS	$11,111,785	$1,213,896	$1,649,511	$579,049	$750,395	$3,405,974

ACCUMULATION UNITS OUTSTANDING	834,124	132,546	180,265	85,244	105,359	419,750

UNIT VALUE (ACCUMULATION)	$13.30	$9.16	$9.15	$6.79	$7.12	$8.09

(1) Cost of investments:	$18,183,936	$2,216,955	$2,168,845	$1,080,705	$1,231,639	$6,190,399
Shares of investments:	596,108	154,650	57,121	30,463	56,320	471,165

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP GROWTH VIP PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$3,441,945	$3,585,722	$2,954,948	$2,548,176	$4,306,922	$539,584
Investment income due and accrued
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company	7,109

Total assets	3,449,054	3,585,722	2,954,948	2,548,176	4,306,922	539,584

LIABILITIES:
Redemptions payable			3,938	120	11,007	6,860
Due to Great West Life & Annuity Insurance Company	329	327	272	241	417	52

Total liabilities	329	327	4,210	361	11,424	6,912

NET ASSETS	$3,448,725	$3,585,395	$2,950,738	$2,547,815	$4,295,498	$532,672

NET ASSETS REPRESENTED BY:
Accumulation units	$3,424,199	$3,585,395	$2,950,738	$2,547,815	$4,295,498	$532,672
Contracts in payout phase	24,526

NET ASSETS	$3,448,725	$3,585,395	$2,950,738	$2,547,815	$4,295,498	$532,672

ACCUMULATION UNITS OUTSTANDING	431,690	538,409	411,247	277,614	504,657	94,767

UNIT VALUE (ACCUMULATION)	$7.93	$6.66	$7.18	$9.18	$8.51	$5.62

(1) Cost of investments:	$4,657,813	$7,167,909	$4,457,446	$3,372,776	$6,329,753	$942,180
Shares of investments:	254,018	577,411	372,629	269,648	482,839	70,905

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED INTERNATIONAL EQUITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$5,658,834	$30,451,872	$651,531	$598,190	$6,569,113	$11,798,884
Investment income due and accrued
Purchase payments receivable	17,664
Due from Great West Life & Annuity Insurance Company	2,730	12,849	1,756

Total assets	5,679,228	30,464,721	653,287	598,190	6,569,113	11,798,884

LIABILITIES:
Redemptions payable		319,292
Due to Great West Life & Annuity Insurance Company	513	2,993	62	55	628	1,091

Total liabilities	513	322,285	62	55	628	1,091

NET ASSETS	$5,678,715	$30,142,436	$653,225	$598,135	$6,568,485	$11,797,793

NET ASSETS REPRESENTED BY:
Accumulation units	$5,662,535	$29,882,456	$646,288	$598,135	$6,568,485	$11,797,793
Contracts in payout phase	16,180	259,980	6,937

NET ASSETS	$5,678,715	$30,142,436	$653,225	$598,135	$6,568,485	$11,797,793

ACCUMULATION UNITS OUTSTANDING	535,145	2,399,711	88,208	90,981	536,115	1,356,885

UNIT VALUE (ACCUMULATION)	$10.58	$12.45	$7.33	$6.57	$12.25	$8.69

(1) Cost of investments:	$8,970,802	$29,901,675	$988,939	$899,292	$7,845,938	$14,296,470
Shares of investments:	655,717	2,659,552	64,508	56,700	286,861	496,795

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICES	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	JPMORGAN SMALL COMPANY PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$14,523,314	$11,773,597	$6,381,147	$4,251,118	$612,765	$818,485
Investment income due and accrued
Purchase payments receivable				213
Due from Great West Life & Annuity Insurance Company		15,192				3,269

Total assets	14,523,314	11,788,789	6,381,147	4,251,331	612,765	821,754

LIABILITIES:
Redemptions payable	23,010	7,142
Due to Great West Life & Annuity Insurance Company	18,799	1,122	921	391	60	73

Total liabilities	41,809	8,264	921	391	60	73

NET ASSETS	$14,481,505	$11,780,525	$6,380,226	$4,250,940	$612,705	$821,681

NET ASSETS REPRESENTED BY:
Accumulation units	$14,025,809	$11,728,116	$6,379,114	$4,250,940	$612,705	$811,711
Contracts in payout phase	455,696	52,409	1,112			9,970

NET ASSETS	$14,481,505	$11,780,525	$6,380,226	$4,250,940	$612,705	$821,681

ACCUMULATION UNITS OUTSTANDING	1,007,399	1,071,436	904,700	713,089	91,125	82,559

UNIT VALUE (ACCUMULATION)	$13.92	$10.95	$7.05	$5.96	$6.72	$9.83

(1) Cost of investments:	$14,301,661	$11,588,187	$10,012,117	$6,729,820	$847,691	$1,390,482
Shares of investments:	1,249,855	955,649	551,525	365,216	31,799	83,179

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT UTILITY SERIES	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$6,131,568	$379,796	$424,788	$5,590,403	$13,968,809	$6,033,434
Investment income due and accrued
Purchase payments receivable	353
Due from Great West Life & Annuity Insurance Company	4,241				22,971

Total assets	6,136,162	379,796	424,788	5,590,403	13,991,780	6,033,434

LIABILITIES:
Redemptions payable		38,423		6,671	9,713
Due to Great West Life & Annuity Insurance Company	573	35	37	580	1,319	552

Total liabilities	573	38,458	37	7,251	11,032	552

NET ASSETS	$6,135,589	$341,338	$424,751	$5,583,152	$13,980,748	$6,032,882

NET ASSETS REPRESENTED BY:
Accumulation units	$6,120,959	$341,338	$424,751	$5,582,885	$13,889,225	$6,032,882
Contracts in payout phase	14,630			267	91,523

NET ASSETS	$6,135,589	$341,338	$424,751	$5,583,152	$13,980,748	$6,032,882

ACCUMULATION UNITS OUTSTANDING	574,647	53,999	75,616	503,384	1,297,214	617,766

UNIT VALUE (ACCUMULATION)	$10.65	$6.32	$5.62	$11.09	$10.71	$9.77

(1) Cost of investments:	$10,485,365	$382,234	$675,519	$8,810,283	$23,021,191	$10,112,623
Shares of investments:	354,119	21,088	46,072	499,143	691,183	4,986,309

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$13,726,353	$32,601,840	$71,329,904	$674,169	$2,100,965	$235,388
Investment income due and accrued	109,106	133,968	260,786
Purchase payments receivable			76,253	10,000
Due from Great West Life & Annuity Insurance Company		24,758

Total assets	13,835,459	32,760,566	71,666,943	684,169	2,100,965	235,388

LIABILITIES:
Redemptions payable	4,660	27,934
Due to Great West Life & Annuity Insurance Company	13,911	3,138	55,663	67	191	21

Total liabilities	18,571	31,072	55,663	67	191	21

NET ASSETS	$13,816,888	$32,729,494	$71,611,280	$684,102	$2,100,774	$235,367

NET ASSETS REPRESENTED BY:
Accumulation units	$13,745,733	$32,510,845	$71,448,670	$684,102	$2,100,774	$235,367
Contracts in payout phase	71,155	218,649	162,610

NET ASSETS	$13,816,888	$32,729,494	$71,611,280	$684,102	$2,100,774	$235,367

ACCUMULATION UNITS OUTSTANDING	1,171,027	2,968,232	6,122,539	154,644	266,414	39,484

UNIT VALUE (ACCUMULATION)	$11.74	$10.95	$11.67	$4.42	$7.89	$5.96

(1) Cost of investments:	$18,987,239	$34,014,706	$70,999,984	$869,232	$3,107,043	$314,288
Shares of investments:	2,425,151	3,367,959	6,918,516	43,161	131,805	17,779

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION FUND
Schwab OneSource Annuity:

ASSETS:
Investments at market value (1)	$947,151	$2,437,418	$13,575,152	$157,759,280	$47,709,133	$906,274
Investment income due and accrued				203,906
Purchase payments receivable			133,704	220,077
Due from Great West Life & Annuity Insurance Company		4,335		1,338	35,916

Total assets	947,151	2,441,753	13,708,856	158,184,601	47,745,049	906,274

LIABILITIES:
Redemptions payable					82,205	37,786
Due to Great West Life & Annuity Insurance Company	88	221	6,212	15,146	4,453	83

Total liabilities	88	221	6,212	15,146	86,658	37,869

NET ASSETS	$947,063	$2,441,532	$13,702,644	$158,169,455	$47,658,391	$868,405

NET ASSETS REPRESENTED BY:
Accumulation units	$947,063	$2,426,577	$13,629,206	$157,330,835	$47,484,160	$868,405
Contracts in payout phase		14,955	73,438	838,620	174,231

NET ASSETS	$947,063	$2,441,532	$13,702,644	$158,169,455	$47,658,391	$868,405

ACCUMULATION UNITS OUTSTANDING	129,419	226,396	1,388,577	13,813,522	5,794,102	113,208

UNIT VALUE (ACCUMULATION)	$7.32	$10.72	$9.82	$11.39	$8.20	$7.67

(1) Cost of investments:	$1,360,160	$4,693,093	$20,434,811	$157,759,280	$67,316,608	$1,329,939
Shares of investments:	81,231	356,348	1,224,089	157,759,280	3,619,813	73,921

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	THIRD AVENUE VALUE PORTFOLIO	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	TOTAL SCHWAB ONESOURCE ANNUITY
Schwab OneSource Annuity:						(UNAUDITED)

ASSETS:
Investments at market value (1)	$6,799,106	$1,258,071	$6,126,489	$2,780,515	$2,484,942	$610,883,246
Investment income due and accrued						710,864
Purchase payments receivable						627,872
Due from Great West Life & Annuity Insurance Company					83,574	560,322

Total assets	6,799,106	1,258,071	6,126,489	2,780,515	2,568,516	612,782,304

LIABILITIES:
Redemptions payable	115					646,151
Due to Great West Life & Annuity Insurance Company	619	435	560	258	227	153,509

Total liabilities	734	435	560	258	227	799,660

NET ASSETS	$6,798,372	$1,257,636	$6,125,929	$2,780,257	$2,568,289	$611,982,644

NET ASSETS REPRESENTED BY:
Accumulation units	$6,798,372	$1,256,397	$6,125,929	$2,780,257	$2,385,273	$608,467,448
Contracts in payout phase		1,239			183,016	3,515,196

NET ASSETS	$6,798,372	$1,257,636	$6,125,929	$2,780,257	$2,568,289	$611,982,644

ACCUMULATION UNITS OUTSTANDING	1,244,634	164,834	698,529	394,436	277,844

UNIT VALUE (ACCUMULATION)	$5.46	$7.62	$8.77	$7.05	$8.58

(1) Cost of investments:	$13,449,456	$2,058,433	$8,836,029	$4,611,674	$4,973,556	$789,816,746
Shares of investments:	566,120	152,493	445,887	248,482	244,581

The accompanying notes are an integral part of these financial statements.						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN BALANCED PORTFOLIO	ALGER AMERICAN LARGECAP GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$91,597	$24,884	$0	$47,031	$24,996	$11,699

EXPENSES:
Mortality and expense risk	7,019	38,332	3,442	12,379	76,668	48,322

NET INVESTMENT INCOME (LOSS)	84,578	(13,448)	(3,442)	34,652	(51,672)	(36,623)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(31,206)	(1,380,264)	(6,392)	(64,336)	145,076	(2,539,016)
Realized gain distributions	0	60,172	0	223,969	0	2,429,718

Net realized gain (loss)	(31,206)	(1,320,092)	(6,392)	159,633	145,076	(109,298)

Change in net unrealized depreciation
on investments	(315,843)	(1,325,038)	(268,354)	(860,889)	(5,999,945)	(5,352,479)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(262,471)	$(2,658,578)	$(278,188)	$(666,604)	$(5,906,541)	$(5,498,400)

INVESTMENT INCOME RATIO (2008)	9.68%	0.46%		2.64%	0.23%	0.17%

INVESTMENT INCOME RATIO (2007)	6.54%	0.76%		2.18%	0.29%

INVESTMENT INCOME RATIO (2006)	7.45%	2.23%		1.58%	0.13%

INVESTMENT INCOME RATIO (2005)	6.92%			1.55%	0.22%

INVESTMENT INCOME RATIO (2004)	14.93%			1.52%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$278,104	$0	$0	$180,488	$215,755	$14,587

EXPENSES:
Mortality and expense risk	94,693	21,153	193,441	111,309	86,456	16,767

NET INVESTMENT INCOME (LOSS)	183,411	(21,153)	(193,441)	69,179	129,299	(2,180)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(937,726)	(18,844)	(3,883,763)	(1,708,079)	(2,313,254)	(629,669)
Realized gain distributions	2,367,626	0	549,310	995,466	3,285,739	207,375

Net realized gain (loss)	1,429,900	(18,844)	(3,334,453)	(712,613)	972,485	(422,294)

Change in net unrealized depreciation
on investments	(8,334,290)	(1,579,330)	(13,416,393)	(10,350,573)	(6,106,888)	(634,504)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,720,979)	$(1,619,327)	$(16,944,287)	$(10,994,007)	$(5,005,104)	$(1,058,978)

INVESTMENT INCOME RATIO (2008)	2.12%			1.16%	1.76%	0.63%

INVESTMENT INCOME RATIO (2007)	1.43%		1.84%	1.14%	1.34%	1.09%

INVESTMENT INCOME RATIO (2006)	1.49%		0.96%	0.27%	1.94%	0.06%

INVESTMENT INCOME RATIO (2005)	1.48%		0.01%		3.20%

INVESTMENT INCOME RATIO (2004)	0.84%				2.29%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$220,714	$116,823	$108,658	$46,917	$273,502	$0

EXPENSES:
Mortality and expense risk	48,065	32,043	38,819	39,129	79,884	3,434

NET INVESTMENT INCOME (LOSS)	172,649	84,780	69,839	7,788	193,618	(3,434)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(876,246)	(324,610)	(176,177)	31,816	(1,080,986)	(19,534)
Realized gain distributions	901,152	338,499	650,954	551,108	1,452,022	63,174

Net realized gain	24,906	13,889	474,777	582,924	371,036	43,640

Change in net unrealized depreciation
on investments	(3,048,710)	(1,131,535)	(2,863,366)	(3,680,885)	(4,108,495)	(275,691)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,851,155)	$(1,032,866)	$(2,318,750)	$(3,090,173)	$(3,543,841)	$(235,485)

INVESTMENT INCOME RATIO (2008)	3.32%	2.56%	2.01%	0.85%	2.43%

INVESTMENT INCOME RATIO (2007)	2.39%	1.71%	1.83%	0.70%	1.50%

INVESTMENT INCOME RATIO (2006)	2.13%	2.02%	1.92%	1.74%	1.23%

INVESTMENT INCOME RATIO (2005)	2.02%	1.42%	2.00%	0.87%	0.78%

INVESTMENT INCOME RATIO (2004)	2.02%	1.21%	1.17%	0.51%	0.93%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$120,167	$17,021	$29,840	$8,123	$7,290	$105,789

EXPENSES:
Mortality and expense risk	110,024	13,145	11,574	5,774	7,861	38,773

NET INVESTMENT INCOME (LOSS)	10,143	3,876	18,266	2,349	(571)	67,016

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(723,950)	(470,455)	(55,416)	(22,864)	(22,142)	(1,275,560)
Realized gain distributions	1,052,807	275,630	111,154	48,674	146,472	1,152,287

Net realized gain (loss)	328,857	(194,825)	55,738	25,810	124,330	(123,273)

Change in net unrealized depreciation
on investments	(5,602,488)	(752,354)	(616,315)	(398,716)	(683,753)	(2,415,152)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,263,488)	$(943,303)	$(542,311)	$(370,557)	$(559,994)	$(2,471,409)

INVESTMENT INCOME RATIO (2008)	0.77%	0.91%	1.84%	0.96%	0.65%	1.92%

INVESTMENT INCOME RATIO (2007)	0.51%	0.41%	1.36%	0.77%	0.74%	0.94%

INVESTMENT INCOME RATIO (2006)	0.24%	0.37%	0.53%	0.43%	0.77%	0.28%

INVESTMENT INCOME RATIO (2005)	0.35%	0.03%	0.01%		1.36%

INVESTMENT INCOME RATIO (2004)	0.19%	0.60%	2.05%	0.19%	1.32%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP GROWTH VIP PORTFOLIO
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$34,120	$188,835	$52,904	$8,193	$58,527	$0

EXPENSES:
Mortality and expense risk	26,441	41,588	23,905	20,776	30,757	6,814

NET INVESTMENT INCOME (LOSS)	7,679	147,247	28,999	(12,583)	27,770	(6,814)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	89,689	(1,518,718)	(1,544,976)	(350,517)	(867,434)	(25,527)
Realized gain distributions	0	1,192,225	1,294,529	441,533	763,716	0

Net realized gain (loss)	89,689	(326,493)	(250,447)	91,016	(103,718)	(25,527)

Change in net unrealized depreciation
on investments	(1,639,803)	(3,347,785)	(1,285,991)	(914,626)	(2,252,261)	(559,055)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,542,435)	$(3,527,031)	$(1,507,439)	$(836,193)	$(2,328,209)	$(591,396)

INVESTMENT INCOME RATIO (2008)	0.93%	3.16%	1.56%	0.28%	1.37%

INVESTMENT INCOME RATIO (2007)	0.58%	1.33%	0.80%		1.50%

INVESTMENT INCOME RATIO (2006)	0.54%	1.02%			1.62%

INVESTMENT INCOME RATIO (2005)	0.80%

INVESTMENT INCOME RATIO (2004)	0.46%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED INTERNATIONAL EQUITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$115,800	$1,064,798	$7,805	$8,435	$227,176	$276,338

EXPENSES:
Mortality and expense risk	50,118	171,843	8,668	5,259	62,266	68,738

NET INVESTMENT INCOME (LOSS)	65,682	892,955	(863)	3,176	164,910	207,600

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(661,474)	(117,333)	(3,455)	(168,993)	10,730	(401,450)
Realized gain distributions	736,329	0	0	58,417	624,352	675,873

Net realized gain (loss)	74,855	(117,333)	(3,455)	(110,576)	635,082	274,423

Change in net unrealized appreciation (depreciation)
on investments	(3,211,452)	65,711	(707,429)	(231,627)	(2,307,143)	(2,540,311)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,070,915)	$841,333	$(711,747)	$(339,027)	$(1,507,151)	$(2,058,288)

INVESTMENT INCOME RATIO (2008)	1.60%	4.38%	0.64%	1.13%	2.57%	2.81%

INVESTMENT INCOME RATIO (2007)	0.84%	4.23%	0.19%	0.64%	2.57%	2.62%

INVESTMENT INCOME RATIO (2006)	0.66%	4.32%	0.23%	0.23%	2.55%

INVESTMENT INCOME RATIO (2005)	0.64%	3.71%			2.58%

INVESTMENT INCOME RATIO (2004)	0.43%	4.23%			2.60%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICES	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	JPMORGAN SMALL COMPANY PORTFOLIO
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$667,044	$415,890	$99,735	$49,280	$11,219	$2,481

EXPENSES:
Mortality and expense risk	112,786	66,099	79,077	36,869	6,906	9,089

NET INVESTMENT INCOME (LOSS)	554,258	349,791	20,658	12,411	4,313	(6,608)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(294,554)	36,659	(329,390)	(648,329)	15,833	(51,678)
Realized gain distributions	0	0	0	0	0	139,528

Net realized gain (loss)	(294,554)	36,659	(329,390)	(648,329)	15,833	87,850

Change in net unrealized appreciation (depreciation)
on investments	538,715	100,151	(4,955,653)	(2,353,472)	(544,474)	(546,245)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$798,419	$486,601	$(5,264,385)	$(2,989,390)	$(524,328)	$(465,003)

INVESTMENT INCOME RATIO (2008)	4.20%	4.37%	0.94%	0.94%	1.19%	0.19%

INVESTMENT INCOME RATIO (2007)	4.72%	4.64%	1.96%	1.75%	0.72%	0.01%

INVESTMENT INCOME RATIO (2006)	4.91%		1.84%		1.72%

INVESTMENT INCOME RATIO (2005)	5.50%		0.76%		1.34%

INVESTMENT INCOME RATIO (2004)	5.89%		0.85%		0.98%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008
	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT UTILITY SERIES	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OLD MUTUAL LARGE CAP GROWTH PORTFOLIO	OPPENHEIMER GLOBAL SECURITIES FUND/VA
Schwab OneSource Annuity:		(1)			(2)

INVESTMENT INCOME:
Dividends	$0	$0	$6,075	$86,034	$5,275	$348,380

EXPENSES:
Mortality and expense risk	65,124	2,085	3,634	55,217	10,969	155,831

NET INVESTMENT INCOME (LOSS)	(65,124)	(2,085)	2,441	30,817	(5,694)	192,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(274,768)	(243,175)	(96,879)	(403,693)	(23,041)	(214,859)
Realized gain distributions	502,885	0	1,322	538,618	0	1,530,742

Net realized gain (loss)	228,117	(243,175)	(95,557)	134,925	(23,041)	1,315,883

Change in net unrealized depreciation
on investments	(4,472,133)	(2,438)	(222,880)	(3,592,777)	(577,265)	(12,412,878)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,309,140)	$(247,698)	$(315,996)	$(3,427,035)	$(606,000)	$(10,904,446)

INVESTMENT INCOME RATIO (2008)			1.15%	1.10%	0.32%	1.60%

INVESTMENT INCOME RATIO (2007)			0.40%	1.21%	0.15%	1.26%

INVESTMENT INCOME RATIO (2006)			0.43%	0.98%		0.99%

INVESTMENT INCOME RATIO (2005)				0.92%		0.90%

INVESTMENT INCOME RATIO (2004)				0.38%		1.16%

(1) The portfolio commenced operations on May 1, 2008.
(2) The portfolio ceased operations on December 16, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008
	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION BOND FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO
Schwab OneSource Annuity:					(1)

INVESTMENT INCOME:
Dividends	$119,164	$1,340,181	$1,343,421	$2,775,813	$41	$47,515

EXPENSES:
Mortality and expense risk	73,279	121,467	233,370	437,146	1,351	17,109

NET INVESTMENT INCOME (LOSS)	45,885	1,218,714	1,110,051	2,338,667	(1,310)	30,406

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(285,104)	(810,482)	(100,620)	199,992	(33,455)	(117,279)
Realized gain distributions	0	44,930	536,932	1,291,037	7,377	95,713

Net realized gain (loss)	(285,104)	(765,552)	436,312	1,491,029	(26,078)	(21,566)

Change in net unrealized appreciation (depreciation)
on investments	(5,313,326)	(4,937,501)	(1,944,400)	(1,465,071)	(195,063)	(999,955)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,552,545)	$(4,484,339)	$(398,037)	$2,364,625	$(222,451)	$(991,115)

INVESTMENT INCOME RATIO (2008)	1.14%	7.84%	4.08%	4.46%	0.01%	1.94%

INVESTMENT INCOME RATIO (2007)	0.80%	7.00%	4.76%	4.82%		1.29%

INVESTMENT INCOME RATIO (2006)	0.40%	6.82%	4.19%	4.47%		1.43%

INVESTMENT INCOME RATIO (2005)		6.55%	2.85%	2.63%		1.39%

INVESTMENT INCOME RATIO (2004)		6.52%	1.30%			1.15%

(1) The portfolio commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$0	$13,053	$21,351	$459,439	$2,825,273	$1,365,742

EXPENSES:
Mortality and expense risk	1,949	9,676	25,032	128,548	974,716	437,684

NET INVESTMENT INCOME (LOSS)	(1,949)	3,377	(3,681)	330,891	1,850,557	928,058

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(93,337)	(313,009)	(1,307,585)	(419,660)	0	88,337
Realized gain distributions	28,604	118,527	570,723	758,588	0	0

Net realized gain (loss)	(64,733)	(194,482)	(736,862)	338,928	0	88,337

Change in net unrealized depreciation
on investments	(41,075)	(314,675)	(878,024)	(7,538,740)	0	(28,952,660)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(107,757)	$(505,780)	$(1,618,567)	$(6,868,921)	$1,850,557	$(27,936,265)

INVESTMENT INCOME RATIO (2008)		0.97%	0.60%	2.54%	2.04%	2.20%

INVESTMENT INCOME RATIO (2007)		0.78%	0.68%	2.61%	4.59%	1.57%

INVESTMENT INCOME RATIO (2006)			0.91%	1.61%	4.56%	1.73%

INVESTMENT INCOME RATIO (2005)			0.58%	1.40%	2.74%	1.79%

INVESTMENT INCOME RATIO (2004)				1.35%	0.90%	1.23%

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	SELIGMAN COMMUNICATIONS & INFORMATION FUND	THIRD AVENUE VALUE PORTFOLIO	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
Schwab OneSource Annuity:

INVESTMENT INCOME:
Dividends	$0	$87,320	$39,145	$141,407	$0	$69,615

EXPENSES:
Mortality and expense risk	8,893	66,600	11,381	47,418	29,960	24,866

NET INVESTMENT INCOME (LOSS)	(8,893)	20,720	27,764	93,989	(29,960)	44,749

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(249,411)	(1,936,391)	(72,252)	(180,129)	183,086	(187,828)
Realized gain distributions	0	1,739,336	84,546	237,363	0	821,700

Net realized gain (loss)	(249,411)	(197,055)	12,294	57,234	183,086	633,872

Change in net unrealized depreciation
on investments	(381,708)	(5,242,536)	(756,171)	(2,761,076)	(2,691,230)	(2,391,713)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(640,012)	$(5,418,871)	$(716,113)	$(2,609,853)	$(2,538,104)	$(1,713,092)

INVESTMENT INCOME RATIO (2008)		0.90%	2.39%	2.08%		1.95%

INVESTMENT INCOME RATIO (2007)		2.41%	1.96%	1.32%		0.62%

INVESTMENT INCOME RATIO (2006)		1.11%	0.95%	0.51%

INVESTMENT INCOME RATIO (2005)					2.18%	0.64%

INVESTMENT INCOME RATIO (2004)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

TOTAL SCHWAB ONESOURCE ANNUITY
Schwab OneSource Annuity:	(UNAUDITED)

INVESTMENT INCOME:
Dividends	$16,326,809

EXPENSES:
Mortality and expense risk	4,909,810

NET INVESTMENT INCOME	11,416,999

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized loss on sale of fund shares	(32,106,056)
Realized gain distributions	31,698,753

Net realized loss	(407,303)

Change in net unrealized depreciation
on investments	(194,900,031)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(183,890,335)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND		AIM V.I. TECHNOLOGY FUND
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$84,578	$73,139	$(13,448)	$2,359	$(3,442)	$(5,279)
Net realized gain (loss)	(31,206)	(3,128)	(1,320,092)	392,152	(6,392)	22,203
Change in net unrealized appreciation (depreciation)
on investments	(315,843)	(58,336)	(1,325,038)	(152,399)	(268,354)	35,603

Increase (decrease) in net assets resulting
from operations	(262,471)	11,675	(2,658,578)	242,112	(278,188)	52,527

CONTRACT TRANSACTIONS:
Purchase payments	0	0	353,994	432,491	0	0
Redemptions	(21,786)	(84,448)	(362,817)	(142,608)	(14,885)	(83,657)
Transfers, net	(79,694)	(181,146)	(1,596,441)	4,893,459	(71,051)	(99,254)
Adjustments to net assets allocated to contracts in payout phase	3,193	2,019

Increase (decrease) in net assets resulting from
contract transactions	(98,287)	(263,575)	(1,605,264)	5,183,342	(85,936)	(182,911)

Total increase (decrease) in net assets	(360,758)	(251,900)	(4,263,842)	5,425,454	(364,124)	(130,384)

NET ASSETS:
Beginning of period	1,073,049	1,324,949	7,249,636	1,824,182	678,961	809,345

End of period	$712,291	$1,073,049	$2,985,794	$7,249,636	$314,837	$678,961

CHANGES IN UNITS OUTSTANDING:
Units issued	107	1,069	422,213	688,105	0	0
Units redeemed	(8,816)	(22,854)	(596,936)	(279,328)	(13,720)	(25,728)

Net increase (decrease)	(8,709)	(21,785)	(174,723)	408,777	(13,720)	(25,728)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	ALGER AMERICAN BALANCED PORTFOLIO		ALGER AMERICAN LARGECAP GROWTH PORTFOLIO		ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,652	$33,426	$(51,672)	$(34,187)	$(36,623)	$(42,630)
Net realized gain (loss)	159,633	199,300	145,076	604,284	(109,298)	744,769
Change in net unrealized appreciation (depreciation)
on investments	(860,889)	18,501	(5,999,945)	713,226	(5,352,479)	805,676

Increase (decrease) in net assets resulting
from operations	(666,604)	251,227	(5,906,541)	1,283,323	(5,498,400)	1,507,815

CONTRACT TRANSACTIONS:
Purchase payments	0	0	417,198	718,474	563,371	300,704
Redemptions	(195,228)	(357,866)	(555,144)	(434,156)	(283,354)	(427,688)
Transfers, net	(111,120)	(54,972)	(471,828)	5,612,175	(828,757)	3,384,143
Adjustments to net assets allocated to contracts in payout phase	2,113	345			7,512	7,219

Increase (decrease) in net assets resulting from contract transactions	(304,235)	(412,493)	(609,774)	5,896,493	(541,228)	3,264,378

Total increase (decrease) in net assets	(970,839)	(161,266)	(6,516,315)	7,179,816	(6,039,628)	4,772,193

NET ASSETS:
Beginning of period	2,185,130	2,346,396	12,798,398	5,618,582	9,414,993	4,642,800

End of period	$1,214,291	$2,185,130	$6,282,083	$12,798,398	$3,375,365	$9,414,993

CHANGES IN UNITS OUTSTANDING:
Units issued	120	0	376,877	656,453	247,454	267,600
Units redeemed	(30,317)	(34,484)	(450,034)	(176,728)	(308,163)	(109,568)

Net increase (decrease)	(30,197)	(34,484)	(73,157)	479,725	(60,709)	158,032

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$183,411	$110,421	$(21,153)	$(27,179)	$(193,441)	$293,840
Net realized gain (loss)	1,429,900	1,431,072	(18,844)	43,245	(3,334,453)	10,683,715
Change in net unrealized appreciation (depreciation) on investments	(8,334,290)	(890,595)	(1,579,330)	391,984	(13,416,393)	(7,032,785)

Increase (decrease) in net assets resulting
from operations	(6,720,979)	650,898	(1,619,327)	408,050	(16,944,287)	3,944,770

CONTRACT TRANSACTIONS:
Purchase payments	208,387	445,461	93,651	106,799	1,139,162	1,942,879
Redemptions	(848,245)	(502,710)	(187,134)	(113,108)	(1,305,742)	(896,205)
Transfers, net	594,221	698,183	(776,981)	728,040	467,538	6,704,677

Adjustments to net assets allocated to contracts in payout phase	39,788	83,032		0	555	(2,026)

Increase (decrease) in net assets resulting from
contract transactions	(5,849)	723,966	(870,464)	721,731	301,513	7,749,325

Total increase (decrease) in net assets	(6,726,828)	1,374,864	(2,489,791)	1,129,781	(16,642,774)	11,694,095

NET ASSETS:
Beginning of period	15,824,800	14,449,936	4,572,224	3,442,443	32,534,091	20,839,996

End of period	$9,097,972	$15,824,800	$2,082,433	$4,572,224	$15,891,317	$32,534,091

CHANGES IN UNITS OUTSTANDING:
Units issued	343,620	267,471	86,422	157,259	652,384	846,510
Units redeemed	(393,580)	(218,715)	(164,114)	(103,604)	(722,519)	(400,733)

Net increase (decrease)	(49,960)	48,756	(77,692)	53,655	(70,135)	445,777

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$69,179	$69,005	$129,299	$119,531	$(2,180)	$10,478
Net realized gain (loss)	(712,613)	1,292,874	972,485	4,031,058	(422,294)	391,845
Change in net unrealized appreciation (depreciation)
on investments	(10,350,573)	(917,065)	(6,106,888)	(6,967,924)	(634,504)	(460,985)

Increase (decrease) in net assets resulting
from operations	(10,994,007)	444,814	(5,005,104)	(2,817,335)	(1,058,978)	(58,662)

CONTRACT TRANSACTIONS:
Purchase payments	1,639,110	1,955,305	285,440	772,816	504,970	215,386
Redemptions	(813,938)	(1,009,571)	(910,410)	(2,166,630)	(130,661)	(353,059)
Transfers, net	(498,285)	7,615,974	(157,352)	(3,653,568)	(154,446)	1,038,635
Adjustments to net assets allocated to contracts in payout phase			55,757	71,759

Increase (decrease) in net assets resulting from contract transactions	326,887	8,561,708	(726,565)	(4,975,623)	219,863	900,962

Total increase (decrease) in net assets	(10,667,120)	9,006,522	(5,731,669)	(7,792,958)	(839,115)	842,300

NET ASSETS:
Beginning of period	19,502,083	10,495,561	14,252,004	22,044,962	2,527,767	1,685,467

End of period	$8,834,963	$19,502,083	$8,520,335	$14,252,004	$1,688,652	$2,527,767

CHANGES IN UNITS OUTSTANDING:
Units issued	589,592	1,163,067	139,638	164,725	181,602	298,784
Units redeemed	(631,588)	(448,749)	(182,684)	(339,623)	(171,030)	(220,719)

Net increase (decrease)	(41,996)	714,318	(43,046)	(174,898)	10,572	78,065

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO		AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INCOME & GROWTH FUND
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$172,649	$119,485	$84,780	$47,207	$69,839	$88,868
Net realized gain	24,906	679,518	13,889	209,725	474,777	631,261
Change in net unrealized appreciation (depreciation)
on investments	(3,048,710)	507,806	(1,131,535)	(94,539)	(2,863,366)	(722,029)

Increase (decrease) in net assets resulting
from operations	(2,851,155)	1,306,809	(1,032,866)	162,393	(2,318,750)	(1,900)

CONTRACT TRANSACTIONS:
Purchase payments	28,613	151,149	136,300	1,051,765	154,314	563,642
Redemptions	(381,423)	(367,818)	(137,932)	(407,141)	(289,539)	(882,412)
Transfers, net	(2,245,295)	1,343,430	(388,524)	1,454,036	(602,861)	(763,318)
Adjustments to net assets allocated to contracts
in payout phase			298	252	207	262

Increase (decrease) in net assets resulting from
contract transactions	(2,598,105)	1,126,761	(389,858)	2,098,912	(737,879)	(1,081,826)

Total increase (decrease) in net assets	(5,449,260)	2,433,570	(1,422,724)	2,261,305	(3,056,629)	(1,083,726)

NET ASSETS:
Beginning of period	8,777,506	6,343,936	5,496,837	3,235,532	7,018,888	8,102,614

End of period	$3,328,246	$8,777,506	$4,074,113	$5,496,837	$3,962,259	$7,018,888

CHANGES IN UNITS OUTSTANDING:
Units issued	449,314	183,953	159,468	217,178	83,744	137,937
Units redeemed	(586,126)	(138,557)	(184,480)	(64,099)	(150,923)	(210,702)

Net increase (decrease)	(136,812)	45,396	(25,012)	153,079	(67,179)	(72,765)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	AMERICAN CENTURY VP INTERNATIONAL FUND		AMERICAN CENTURY VP VALUE FUND		DELAWARE VIP GROWTH OPPORTUNITIES SERIES
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,788	$(161)	$193,618	$121,234	$(3,434)	$(4,189)
Net realized gain	582,924	469,175	371,036	1,304,268	43,640	51,334
Change in net unrealized appreciation (depreciation)
on investments	(3,680,885)	716,569	(4,108,495)	(2,400,015)	(275,691)	(14,282)

Increase (decrease) in net assets resulting
from operations	(3,090,173)	1,185,583	(3,543,841)	(974,513)	(235,485)	32,863

CONTRACT TRANSACTIONS:
Purchase payments	0	0	218,219	1,137,145	27,314	25,016
Redemptions	(271,331)	(465,652)	(526,294)	(551,362)	(29,740)	(4,395)
Transfers, net	(919,970)	(1,139,470)	(940,672)	1,251,853	(27,522)	160,332
Adjustments to net assets allocated to contracts in payout phase	1,465	1,824	(1,042)	16,828

Increase (decrease) in net assets resulting from
contract transactions	(1,189,836)	(1,603,298)	(1,249,789)	1,854,464	(29,948)	180,953

Total increase (decrease) in net assets	(4,280,009)	(417,715)	(4,793,630)	879,951	(265,433)	213,816

NET ASSETS:
Beginning of period	7,478,444	7,896,159	14,042,879	13,162,928	603,280	389,464

End of period	$3,198,435	$7,478,444	$9,249,249	$14,042,879	$337,847	$603,280

CHANGES IN UNITS OUTSTANDING:
Units issued	0	0	172,797	391,622	6,216	41,866
Units redeemed	(101,830)	(112,149)	(260,256)	(289,185)	(8,395)	(30,188)

Net increase (decrease)	(101,830)	(112,149)	(87,459)	102,437	(2,179)	11,678

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	DELAWARE VIP SMALL CAP VALUE SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,143	$(43,848)	$3,876	$(6,781)	$18,266	$7,922
Net realized gain (loss)	328,857	3,245,072	(194,825)	146,309	55,738	25,439
Change in net unrealized appreciation (depreciation)
on investments	(5,602,488)	(4,621,989)	(752,354)	(115,053)	(616,315)	35,869

Increase (decrease) in net assets resulting
from operations	(5,263,488)	(1,420,765)	(943,303)	24,475	(542,311)	69,230

CONTRACT TRANSACTIONS:
Purchase payments	221,265	900,590	228,264	81,192	88,283	77,972
Redemptions	(815,576)	(1,342,410)	(144,733)	(184,530)	(23,935)	(13,191)
Transfers, net	(1,607,399)	(3,010,594)	(22,231)	125,800	506,076	406,460
Adjustments to net assets allocated to contracts in payout phase	(1,428)	2,198

Increase (decrease) in net assets resulting from
contract transactions	(2,203,138)	(3,450,216)	61,300	22,462	570,424	471,241

Total increase (decrease) in net assets	(7,466,626)	(4,870,981)	(882,003)	46,937	28,113	540,471

NET ASSETS:
Beginning of period	18,578,411	23,449,392	2,095,899	2,048,962	1,621,398	1,080,927

End of period	$11,111,785	$18,578,411	$1,213,896	$2,095,899	$1,649,511	$1,621,398

CHANGES IN UNITS OUTSTANDING:
Units issued	110,711	142,067	59,715	44,320	112,819	60,971
Units redeemed	(245,472)	(306,382)	(62,652)	(42,358)	(56,549)	(24,918)

Net increase (decrease)	(134,761)	(164,315)	(2,937)	1,962	56,270	36,053

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO		DWS BLUE CHIP VIP PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,349	$1,058	$(571)	$667	$67,016	$14,692
Net realized gain (loss)	25,810	236,410	124,330	177,546	(123,273)	673,589
Change in net unrealized appreciation (depreciation)
on investments	(398,716)	(385,338)	(683,753)	(60,880)	(2,415,152)	(579,326)

Increase (decrease) in net assets resulting
from operations	(370,557)	(147,870)	(559,994)	117,333	(2,471,409)	108,955

CONTRACT TRANSACTIONS:
Purchase payments	0	0	301	5,653	176,920	462,463
Redemptions	(4,959)	(25,976)	(111,602)	(143,944)	(219,998)	(298,488)
Transfers, net	(141,298)	(304,078)	(32,916)	(264,487)	(1,356,031)	3,409,593
Adjustments to net assets allocated to contracts in payout phase					(4,021)	(5,640)

Increase (decrease) in net assets resulting from
contract transactions	(146,257)	(330,054)	(144,217)	(402,778)	(1,403,130)	3,567,928

Total increase (decrease) in net assets	(516,814)	(477,924)	(704,211)	(285,445)	(3,874,539)	3,676,883

NET ASSETS:
Beginning of period	1,095,863	1,573,787	1,454,606	1,740,051	7,280,513	3,603,630

End of period	$579,049	$1,095,863	$750,395	$1,454,606	$3,405,974	$7,280,513

CHANGES IN UNITS OUTSTANDING:
Units issued	0	0	2,084	3,882	86,810	400,980
Units redeemed	(14,737)	(26,712)	(17,373)	(37,928)	(215,848)	(131,973)

Net increase (decrease)	(14,737)	(26,712)	(15,289)	(34,046)	(129,038)	269,007

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	DWS CAPITAL GROWTH VIP PORTFOLIO		DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO		DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,679	$(3,702)	$147,247	$51,386	$28,999	$2,811
Net realized gain (loss)	89,689	130,724	(326,493)	300,531	(250,447)	378,095
Change in net unrealized appreciation (depreciation)
on investments	(1,639,803)	175,165	(3,347,785)	(676,697)	(1,285,991)	(391,282)

Increase (decrease) in net assets resulting
from operations	(1,542,435)	302,187	(3,527,031)	(324,780)	(1,507,439)	(10,376)

CONTRACT TRANSACTIONS:
Purchase payments	410,404	223,242	430,365	329,921	304,903	378,280
Redemptions	(223,184)	(146,467)	(371,549)	(482,453)	(336,371)	(254,609)
Transfers, net	1,614,846	541,624	(607,416)	(849,004)	1,299,801	1,152,006
Adjustments to net assets allocated to contracts in payout phase	7,109

Increase (decrease) in net assets resulting from
contract transactions	1,809,175	618,399	(548,600)	(1,001,536)	1,268,333	1,275,677

Total increase (decrease) in net assets	266,740	920,586	(4,075,631)	(1,326,316)	(239,106)	1,265,301

NET ASSETS:
Beginning of period	3,181,985	2,261,399	7,661,026	8,987,342	3,189,844	1,924,543

End of period	$3,448,725	$3,181,985	$3,585,395	$7,661,026	$2,950,738	$3,189,844

CHANGES IN UNITS OUTSTANDING:
Units issued	298,750	104,244	178,405	232,456	270,097	230,154
Units redeemed	(134,181)	(52,228)	(257,391)	(321,261)	(152,756)	(117,713)

Net increase (decrease)	164,569	52,016	(78,986)	(88,805)	117,341	112,441

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	DWS HEALTH CARE VIP PORTFOLIO		DWS LARGE CAP VALUE VIP PORTFOLIO		DWS SMALL CAP GROWTH VIP PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,583)	$(12,237)	$27,770	$15,602	$(6,814)	$(10,377)
Net realized gain (loss)	91,016	110,229	(103,718)	121,136	(25,527)	71,463
Change in net unrealized appreciation (depreciation)
on investments	(914,626)	66,734	(2,252,261)	86,727	(559,055)	21,248

Increase (decrease) in net assets resulting
from operations	(836,193)	164,726	(2,328,209)	223,465	(591,396)	82,334

CONTRACT TRANSACTIONS:
Purchase payments	117,268	142,393	794,659	262,106	0	0
Redemptions	(74,993)	(13,470)	(277,726)	(96,561)	(51,092)	(59,580)
Transfers, net	595,194	1,443,558	2,699,997	1,560,805	(73,005)	(267,400)
Adjustments to net assets allocated to contracts in payout phase						0

Increase (decrease) in net assets resulting from
contract transactions	637,469	1,572,481	3,216,930	1,726,350	(124,097)	(326,980)

Total increase (decrease) in net assets	(198,724)	1,737,207	888,721	1,949,815	(715,493)	(244,646)

NET ASSETS:
Beginning of period	2,746,539	1,009,332	3,406,777	1,456,962	1,248,165	1,492,811

End of period	$2,547,815	$2,746,539	$4,295,498	$3,406,777	$532,672	$1,248,165

CHANGES IN UNITS OUTSTANDING:
Units issued	226,574	192,828	552,400	181,871	2,057	0
Units redeemed	(177,225)	(58,853)	(300,470)	(50,592)	(19,189)	(32,977)

Net increase (decrease)	49,349	133,975	251,930	131,279	(17,132)	(32,977)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	DWS SMALL CAP INDEX VIP PORTFOLIO		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED INTERNATIONAL EQUITY FUND II
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$65,682	$11,177	$892,955	$682,900	$(863)	$(9,761)
Net realized gain (loss)	74,855	760,501	(117,333)	(233,105)	(3,455)	177,360
Change in net unrealized appreciation (depreciation)
on investments	(3,211,452)	(1,003,958)	65,711	606,819	(707,429)	(14,595)

Increase (decrease) in net assets resulting
from operations	(3,070,915)	(232,280)	841,333	1,056,614	(711,747)	153,004

CONTRACT TRANSACTIONS:
Purchase payments	279,402	419,999	2,088,970	1,216,901	0	0
Redemptions	(561,982)	(339,321)	(2,199,024)	(1,247,308)	(79,304)	(130,170)
Transfers, net	1,064,312	817,319	8,863,186	969,549	(259,121)	(524,166)
Adjustments to net assets allocated to contracts in payout phase	2,716	14	3,641	9,208	150	1,606

Increase (decrease) in net assets resulting from
contract transactions	784,448	898,011	8,756,773	948,350	(338,275)	(652,730)

Total increase (decrease) in net assets	(2,286,467)	665,731	9,598,106	2,004,964	(1,050,022)	(499,726)

NET ASSETS:
Beginning of period	7,965,182	7,299,451	20,544,330	18,539,366	1,703,247	2,202,973

End of period	$5,678,715	$7,965,182	$30,142,436	$20,544,330	$653,225	$1,703,247

CHANGES IN UNITS OUTSTANDING:
Units issued	224,328	139,469	1,418,560	524,103	0	0
Units redeemed	(181,623)	(87,889)	(695,929)	(449,608)	(34,898)	(55,104)

Net increase (decrease)	42,705	51,580	722,631	74,495	(34,898)	(55,104)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	FRANKLIN SMALL CAP VALUE SECURITIES FUND		JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,176	$(388)	$164,910	$205,091	$207,600	$69,946
Net realized gain (loss)	(110,576)	41,784	635,082	333,170	274,423	(4,663)
Change in net unrealized appreciation (depreciation)
on investments	(231,627)	(78,696)	(2,307,143)	476,343	(2,540,311)	42,725

Increase (decrease) in net assets resulting from operations	(339,027)	(37,300)	(1,507,151)	1,014,604	(2,058,288)	108,008

CONTRACT TRANSACTIONS:
Purchase payments	164,485	96,990	0	339,308	1,243,422	1,392,821
Redemptions	(29,838)	(63,495)	(628,113)	(474,022)	(674,991)	(79,447)
Transfers, net	190,397	331,225	(1,997,147)	700,765	6,738,428	5,127,840
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from
contract transactions	325,044	364,720	(2,625,260)	566,051	7,306,859	6,441,214

Total increase (decrease) in net assets	(13,983)	327,420	(4,132,411)	1,580,655	5,248,571	6,549,222

NET ASSETS:
Beginning of period	612,118	284,698	10,700,896	9,120,241	6,549,222	0

End of period	$598,135	$612,118	$6,568,485	$10,700,896	$11,797,793	$6,549,222

CHANGES IN UNITS OUTSTANDING:
Units issued	92,906	72,486	0	193,816	1,093,018	653,096
Units redeemed	(63,840)	(38,492)	(193,666)	(146,731)	(363,993)	(25,236)

Net increase (decrease)	29,066	33,994	(193,666)	47,085	729,025	627,860

(1) The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$554,258	$771,244	$349,791	$146,894	$20,658	$205,106
Net realized gain (loss)	(294,554)	(485,911)	36,659	2,056	(329,390)	768,840
Change in net unrealized appreciation (depreciation) on investments	538,715	846,201	100,151	85,259	(4,955,653)	399,783

Increase (decrease) in net assets resulting from operations	798,419	1,131,534	486,601	234,209	(5,264,385)	1,373,729

CONTRACT TRANSACTIONS:
Purchase payments	0	242,324	1,264,731	1,395,695	0	488,504
Redemptions	(1,389,598)	(1,185,090)	(411,882)	(387,839)	(924,456)	(1,682,731)
Transfers, net	(3,137,745)	(972,278)	4,238,250	4,945,568	(2,864,394)	(772,307)
Adjustments to net assets allocated to contracts in payout phase	(18,903)	1,511	10,173	5,019	(286)	0

Increase (decrease) in net assets resulting from
contract transactions	(4,546,246)	(1,913,533)	5,101,272	5,958,443	(3,789,136)	(1,966,534)

Total increase (decrease) in net assets	(3,747,827)	(781,999)	5,587,873	6,192,652	(9,053,521)	(592,805)

NET ASSETS:
Beginning of period	18,229,332	19,011,331	6,192,652	0	15,433,747	16,026,552

End of period	$14,481,505	$18,229,332	$11,780,525	$6,192,652	$6,380,226	$15,433,747

CHANGES IN UNITS OUTSTANDING:
Units issued	0	238,319	701,287	642,584	1,500	193,503
Units redeemed	(364,355)	(385,447)	(219,269)	(53,166)	(411,568)	(408,205)

Net increase (decrease)	(364,355)	(147,128)	482,018	589,418	(410,068)	(214,702)

(1) The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICES		JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO		JPMORGAN SMALL COMPANY PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,411	$36,910	$4,313	$(2)	$(6,608)	$(15,320)
Net realized gain (loss)	(648,329)	(9,476)	15,833	137,576	87,850	150,668
Change in net unrealized appreciation (depreciation)
on investments	(2,353,472)	(125,230)	(544,474)	(8,055)	(546,245)	(250,709)

Increase (decrease) in net assets resulting
from operations	(2,989,390)	(97,796)	(524,328)	129,519	(465,003)	(115,361)

CONTRACT TRANSACTIONS:
Purchase payments	669,650	1,308,696	0	0	0	0
Redemptions	(501,171)	(33,023)	(39,945)	(43,287)	(66,768)	(323,407)
Transfers, net	2,263,487	3,630,487	(71,715)	(487,553)	(471,969)	(394,121)
Adjustments to net assets allocated to contracts in payout phase	0	0	0		1,925	1,344

Increase (decrease) in net assets resulting from
contract transactions	2,431,966	4,906,160	(111,660)	(530,840)	(536,812)	(716,184)

Total increase (decrease) in net assets	(557,424)	4,808,364	(635,988)	(401,321)	(1,001,815)	(831,545)

NET ASSETS:
Beginning of period	4,808,364	0	1,248,693	1,650,014	1,823,496	2,655,041

End of period	$4,250,940	$4,808,364	$612,705	$1,248,693	$821,681	$1,823,496

CHANGES IN UNITS OUTSTANDING:
Units issued	549,486	514,418	1,940	5,841	52	0
Units redeemed	(306,823)	(43,992)	(14,300)	(54,691)	(41,894)	(46,737)

Net increase (decrease)	242,663	470,426	(12,360)	(48,850)	(41,842)	(46,737)

(1) The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT UTILITY SERIES	NEUBERGER BERMAN AMT REGENCY PORTFOLIO
	2008	2007	2008	2008	2007
Schwab OneSource Annuity:			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(65,124)	$(79,718)	$(2,085)	$2,441	$(1,962)
Net realized gain (loss)	228,117	1,478,988	(243,175)	(95,557)	52,877
Change in net unrealized appreciation (depreciation)
on investments	(4,472,133)	(1,209,167)	(2,438)	(222,880)	(42,853)

Increase (decrease) in net assets resulting
from operations	(4,309,140)	190,103	(247,698)	(315,996)	8,062

CONTRACT TRANSACTIONS:
Purchase payments	292,234	868,586	17,854	37,860	19,251
Redemptions	(419,850)	(564,781)	(18,612)	(83,907)	(38,269)
Transfers, net	(738,391)	1,239,647	589,794	119,737	249,440
Adjustments to net assets allocated to contracts in payout phase	4,241	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(861,766)	1,543,452	589,036	73,690	230,422

Total increase (decrease) in net assets	(5,170,906)	1,733,555	341,338	(242,306)	238,484

NET ASSETS:
Beginning of period	11,306,495	9,572,940	0	667,057	428,573

End of period	$6,135,589	$11,306,495	$341,338	$424,751	$667,057

CHANGES IN UNITS OUTSTANDING:
Units issued	115,359	211,151	205,513	59,378	62,787
Units redeemed	(182,363)	(127,596)	(151,514)	(47,535)	(40,944)

Net increase (decrease)	(67,004)	83,555	53,999	11,843	21,843

(1) The portfolio commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	NVIT MID CAP INDEX FUND		OLD MUTUAL LARGE CAP GROWTH PORTFOLIO		OPPENHEIMER GLOBAL SECURITIES FUND/VA
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,817	$45,144	$(5,694)	$(10,722)	$192,549	$153,285
Net realized gain (loss)	134,925	533,531	(23,041)	55,921	1,315,883	2,768,424
Change in net unrealized appreciation (depreciation)
on investments	(3,592,777)	(70,567)	(577,265)	290,950	(12,412,878)	(1,538,917)

Increase (decrease) in net assets resulting from operations	(3,427,035)	508,108	(606,000)	336,149	(10,904,446)	1,382,792

CONTRACT TRANSACTIONS:
Purchase payments	132,121	423,046	0	0	329,605	1,282,490
Redemptions	(235,777)	(288,627)	(34,141)	(13,721)	(1,663,359)	(1,384,891)
Transfers, net	81,795	676,441	(1,425,494)	(122,493)	(2,628,167)	2,059,280
Adjustments to net assets allocated to contracts in payout phase	(2,271)	2,202	0	0	3,307	19,664

Increase (decrease) in net assets resulting from
contract transactions	(24,132)	813,062	(1,459,635)	(136,214)	(3,958,614)	1,976,543

Total increase (decrease) in net assets	(3,451,167)	1,321,170	(2,065,635)	199,935	(14,863,060)	3,359,335

NET ASSETS:
Beginning of period	9,034,319	7,713,149	2,065,635	1,865,700	28,843,808	25,484,473

End of period	$5,583,152	$9,034,319	$0	$2,065,635	$13,980,748	$28,843,808

CHANGES IN UNITS OUTSTANDING:
Units issued	149,187	141,585	0	0	201,514	397,047
Units redeemed	(157,668)	(96,763)	(185,216)	(12,782)	(493,455)	(306,951)

Net increase (decrease)	(8,481)	44,822	(185,216)	(12,782)	(291,941)	90,096

(1) The portfolio ceased operations on December 16, 2008.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		PIMCO VIT HIGH YIELD FUND		PIMCO VIT LOW DURATION BOND FUND
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$45,885	$11,764	$1,218,714	$1,202,691	$1,110,051	$1,143,852
Net realized gain (loss)	(285,104)	1,009,679	(765,552)	(78,205)	436,312	(121,188)
Change in net unrealized appreciation (depreciation)
on investments	(5,313,326)	46,210	(4,937,501)	(592,470)	(1,944,400)	823,206

Increase (decrease) in net assets resulting
from operations	(5,552,545)	1,067,653	(4,484,339)	532,016	(398,037)	1,845,870

CONTRACT TRANSACTIONS:
Purchase payments	704,505	910,602	779,609	1,259,542	1,493,213	1,559,955
Redemptions	(870,271)	(669,933)	(1,340,731)	(941,694)	(2,241,376)	(1,836,194)
Transfers, net	(2,305,123)	4,434,770	(1,499,920)	3,364,348	2,579,004	3,241,386
Adjustments to net assets allocated to contracts in payout phase	0	0	(10,530)	(2,061)	(394)	25,152

Increase (decrease) in net assets resulting from contract transactions	(2,470,889)	4,675,439	(2,071,572)	3,680,135	1,830,447	2,990,299

Total increase (decrease) in net assets	(8,023,434)	5,743,092	(6,555,911)	4,212,151	1,432,410	4,836,169

NET ASSETS:
Beginning of period	14,056,316	8,313,224	20,372,799	16,160,648	31,297,084	26,460,915

End of period	$6,032,882	$14,056,316	$13,816,888	$20,372,799	$32,729,494	$31,297,084

CHANGES IN UNITS OUTSTANDING:
Units issued	354,368	600,273	357,426	785,511	739,980	852,713
Units redeemed	(556,943)	(322,315)	(487,158)	(546,346)	(584,614)	(587,993)

Net increase (decrease)	(202,575)	277,958	(129,732)	239,165	155,366	264,720

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	PIMCO VIT TOTAL RETURN FUND		PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO
	2008	2007	2008	2008	2007
Schwab OneSource Annuity:			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,338,667	$1,685,160	$(1,310)	$30,406	$11,653
Net realized gain (loss)	1,491,029	(212,510)	(26,078)	(21,566)	121,290
Change in net unrealized appreciation (depreciation)
on investments	(1,465,071)	1,914,002	(195,063)	(999,955)	(83,732)

Increase (decrease) in net assets resulting from operations	2,364,625	3,386,652	(222,451)	(991,115)	49,211

CONTRACT TRANSACTIONS:
Purchase payments	3,856,113	2,709,737	28,914	137,972	86,562
Redemptions	(2,803,125)	(3,969,031)	(1,357)	(75,056)	(282,579)
Transfers, net	16,457,199	14,865,736	878,996	556,382	1,131,263
Adjustments to net assets allocated to contracts in payout phase	(29,461)	(19,302)

Increase in net assets resulting from contract transactions	17,480,726	13,587,140	906,553	619,298	935,246

Total increase (decrease) in net assets	19,845,351	16,973,792	684,102	(371,817)	984,457

NET ASSETS:
Beginning of period	51,765,929	34,792,137	0	2,472,591	1,488,134

End of period	$71,611,280	$51,765,929	$684,102	$2,100,774	$2,472,591

CHANGES IN UNITS OUTSTANDING:
Units issued	2,286,881	2,224,748	166,071	140,871	144,953
Units redeemed	(773,601)	(965,707)	(11,427)	(71,725)	(72,688)

Net increase	1,513,280	1,259,041	154,644	69,146	72,265

(1) The portfolio commenced operations on May 1, 2008.

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SMALL CAP VALUE VCT PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,949)	$(2,552)	$3,377	$779	$(3,681)	$(1,426)
Net realized gain (loss)	(64,733)	43,966	(194,482)	118,908	(736,862)	221,952
Change in net unrealized depreciation
on investments	(41,075)	(51,158)	(314,675)	(98,827)	(878,024)	(575,018)

Increase (decrease) in net assets resulting
from operations	(107,757)	(9,744)	(505,780)	20,860	(1,618,567)	(354,492)

CONTRACT TRANSACTIONS:
Purchase payments	7,496	15,621	43,767	280,482	84,280	152,325
Redemptions	(1,936)	(12,090)	(155,246)	(28,668)	(315,257)	(379,318)
Transfers, net	6,774	29,056	310,913	805,160	(291,091)	(1,223,819)
Adjustments to net assets allocated to contracts in payout phase		0			1,841	2,494

Increase (decrease) in net assets resulting from contract transactions	12,334	32,587	199,434	1,056,974	(520,227)	(1,448,318)

Total increase (decrease) in net assets	(95,423)	22,843	(306,346)	1,077,834	(2,138,794)	(1,802,810)

NET ASSETS:
Beginning of period	330,790	307,947	1,253,409	175,575	4,580,326	6,383,136

End of period	$235,367	$330,790	$947,063	$1,253,409	$2,441,532	$4,580,326

CHANGES IN UNITS OUTSTANDING:
Units issued	32,286	38,073	99,269	187,395	64,114	52,167
Units redeemed	(28,369)	(34,113)	(82,490)	(91,261)	(99,581)	(129,216)

Net increase (decrease)	3,917	3,960	16,779	96,134	(35,467)	(77,049)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	SCHWAB MARKETTRACK GROWTH PORTFOLIO		SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$330,891	$369,379	$1,850,557	$3,658,124	$928,058	$591,346
Net realized gain	338,928	2,181,459	0	0	88,337	2,432,080
Change in net unrealized appreciation (depreciation)
on investments	(7,538,740)	(1,733,105)	0	0	(28,952,660)	(106,350)

Increase (decrease) in net assets resulting
from operations	(6,868,921)	817,733	1,850,557	3,658,124	(27,936,265)	2,917,076

CONTRACT TRANSACTIONS:
Purchase payments	1,074,956	1,768,782	100,139,926	156,241,243	3,858,621	3,910,284
Redemptions	(788,970)	(2,204,393)	(32,239,035)	(20,407,409)	(3,639,379)	(4,895,850)
Transfers, net	(726,018)	2,853,687	(28,910,992)	(95,659,283)	4,831,055	7,226,429
Adjustments to net assets allocated to contracts
in payout phase	(4,937)	0	(44,033)	45,371	18,653	17,263

Increase (decrease) in net assets resulting from
contract transactions	(444,969)	2,418,076	38,945,866	40,219,922	5,068,950	6,258,126

Total increase (decrease) in net assets	(7,313,890)	3,235,809	40,796,423	43,878,046	(22,867,315)	9,175,202

NET ASSETS:
Beginning of period	21,016,534	17,780,725	117,373,032	73,494,986	70,525,706	61,350,504

End of period	$13,702,644	$21,016,534	$158,169,455	$117,373,032	$47,658,391	$70,525,706

CHANGES IN UNITS OUTSTANDING:
Units issued	300,246	617,095	13,866,065	17,250,710	1,874,492	1,364,470
Units redeemed	(373,147)	(439,288)	(10,471,640)	(13,636,312)	(1,478,063)	(894,746)

Net increase (decrease)	(72,901)	177,807	3,394,425	3,614,398	396,429	469,724

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	SELIGMAN COMMUNICATIONS & INFORMATION FUND		THIRD AVENUE VALUE PORTFOLIO		VAN KAMPEN LIT COMSTOCK
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,893)	$(9,354)	$20,720	$161,856	$27,764	$24,732
Net realized gain (loss)	(249,411)	161,567	(197,055)	653,684	12,294	128,306
Change in net unrealized depreciation
on investments	(381,708)	(97,389)	(5,242,536)	(1,680,534)	(756,171)	(193,371)

Increase (decrease) in net assets resulting
from operations	(640,012)	54,824	(5,418,871)	(864,994)	(716,113)	(40,333)

CONTRACT TRANSACTIONS:
Purchase payments	49,041	48,718	647,426	1,037,773	173,826	335,503
Redemptions	(73,679)	(80,674)	(1,010,573)	(308,856)	(33,008)	(38,260)
Transfers, net	(266,142)	1,009,405	1,753,547	4,551,877	(70,220)	(167,270)
Adjustments to net assets allocated to contracts in payout phase		0			(319)	0

Increase (decrease) in net assets resulting from
contract transactions	(290,780)	977,449	1,390,400	5,280,794	70,279	129,973

Total increase (decrease) in net assets	(930,792)	1,032,273	(4,028,471)	4,415,800	(645,834)	89,640

NET ASSETS:
Beginning of period	1,799,197	766,924	10,826,843	6,411,043	1,903,470	1,813,830

End of period	$868,405	$1,799,197	$6,798,372	$10,826,843	$1,257,636	$1,903,470

CHANGES IN UNITS OUTSTANDING:
Units issued	90,668	253,255	564,358	738,525	41,630	84,726
Units redeemed	(125,634)	(177,298)	(428,995)	(250,293)	(36,311)	(73,090)

Net increase (decrease)	(34,966)	75,957	135,363	488,232	5,319	11,636

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007
	VAN KAMPEN LIT GROWTH & INCOME		WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
	2008	2007	2008	2007	2008	2007
Schwab OneSource Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93,989	$37,349	$(29,960)	$(31,719)	$44,749	$(2,958)
Net realized gain	57,234	324,230	183,086	295,274	633,872	777,630
Change in net unrealized appreciation (depreciation)
on investments	(2,761,076)	(320,862)	(2,691,230)	507,054	(2,391,713)	(558,799)

Increase (decrease) in net assets resulting
from operations	(2,609,853)	40,717	(2,538,104)	770,609	(1,713,092)	215,873

CONTRACT TRANSACTIONS:
Purchase payments	351,943	464,602	170,068	222,880	247,439	157,280
Redemptions	(759,492)	(239,704)	(304,498)	(232,856)	(96,575)	(324,217)
Transfers, net	2,378,783	1,605,145	(39,077)	1,286,142	(162,579)	234,168
Adjustments to net assets allocated to contracts in payout phase		0			23,446	47,794

Increase (decrease) in net assets resulting from contract transactions	1,971,234	1,830,043	(173,507)	1,276,166	11,731	115,025

Total increase (decrease) in net assets	(638,619)	1,870,760	(2,711,611)	2,046,775	(1,701,361)	330,898

NET ASSETS:
Beginning of period	6,764,548	4,893,788	5,491,868	3,445,093	4,269,650	3,938,752

End of period	$6,125,929	$6,764,548	$2,780,257	$5,491,868	$2,568,289	$4,269,650

CHANGES IN UNITS OUTSTANDING:
Units issued	301,863	315,094	184,219	203,946	78,987	69,973
Units redeemed	(124,173)	(178,865)	(220,335)	(107,442)	(82,108)	(67,552)

Net increase (decrease)	177,690	136,229	(36,116)	96,504	(3,121)	2,421

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	TOTAL SCHWAB ONESOURCE ANNUITY
	2008	2007
Schwab OneSource Annuity:	(UNAUDITED)	(UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$11,416,999	$12,053,061
Net realized gain (loss)	(407,303)	43,381,876
Change in net unrealized appreciation (depreciation)
on investments	(194,900,031)	(27,362,221)

Increase (decrease) in net assets resulting
from operations	(183,890,335)	28,072,716

CONTRACT TRANSACTIONS:
Purchase payments	128,912,124	193,339,346
Redemptions	(66,633,603)	(57,443,320)
Transfers, net	103,312	335
Adjustments to net assets allocated to contracts in payout phase	70,465	335,351

Increase in net assets resulting from contract transactions	62,452,298	136,231,712

Total increase (decrease) in net assets	(121,438,037)	164,304,428

NET ASSETS:
Beginning of period	733,420,681	569,116,253

End of period	$611,982,644	$733,420,681

CHANGES IN UNITS OUTSTANDING:
Units issued	32,169,812	36,851,204
Units redeemed	(26,765,577)	(25,384,467)

Net increase	5,404,235	11,466,737

The accompanying notes are an integral part of these financial statements.		(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab OneSource Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements and financial highlights of each of the investment divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Application of Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Each of the investment divisions of the Series Account has determined that FAS 161 will have no impact on its financial statements and related disclosures.

Security Valuation

On January 1, 2008, each of the investment divisions of the Series Account adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Series Account’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

During 2008, the only investments of each of the investment divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Security Transactions

Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

One or more of the underlying investment divisions may invest in securities of governmental agencies, foreign issuers and high yield bonds.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Certain investment divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the underlying investment divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Certain investment divisions invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Contracts in the Payout Phase

Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets of which there were none for the years ended December 31, 2008 and 2007. These excess amounts are represented as either a Due to or Due from Great West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

Federal Income Taxes

The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers

Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Investment Income Ratio

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets during the year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

Schwab Select Annuity:	Purchases	Sales

Aim V.I. Core Equity Fund	$139,918	$1,096,838
Aim V.I. High Yield Fund	360,191	1,198,334
Aim V.I. International Growth Fund	693,523	1,649,837
Aim V.I. Technology Fund	4,119,246	5,503,935
Alger American LargeCap Growth Portfolio	1,551,642	3,875,712
Alger American Midcap Growth Portfolio	2,289,565	2,318,031
AllianceBernstein VPS Growth & Income Portfolio	633,389	700,527
AllianceBernstein VPS Growth Portfolio	63,434	146,256
AllianceBernstein VPS International Growth Portfolio	2,357,209	3,082,477
AllianceBernstein VPS International Value Portfolio	2,332,130	2,452,687
AllianceBernstein VPS Small/Midcap Value Portfolio	940,142	573,634
AllianceBernstein VPS Utility Income Portfolio	6,341,779	6,483,941
American Century VP Balanced Fund	497,468	536,531

American Century VP International Fund	733,521	1,767,175
American Century VP Value Fund	1,275,792	2,534,897
Delaware VIP Growth Opportunities Series	233,153	331,006
Delaware VIP Small Cap Value Series	816,294	1,436,345
Dreyfus IP Midcap Stock Portfolio	354,451	282,790
Dreyfus VIF Appreciation Portfolio	1,010,381	1,727,780
Dreyfus VIF Developing Leaders Portfolio	7,418	47,312
Dreyfus VIF Growth & Income Portfolio	266,946	279,432
DWS Blue Chip VIP Portfolio	374,359	215,925
DWS Capital Growth VIP Portfolio	1,264,983	587,738
DWS Dreman High Return Equity VIP Portfolio	1,159,471	1,282,638
DWS Dreman Small Mid Cap Value VIP Portfolio	1,279,767	378,891
DWS Growth & Income VIP Portfolio	213,791	95,548
DWS Health Care VIP Portfolio	1,528,545	1,227,408
DWS Large Cap Value VIP Portfolio	2,329,694	883,909
DWS Small Cap Index VIP Portfolio	1,615,013	1,883,123
Federated American Leaders Fund II	2,149,416	1,396,819
Federated Capital Income Fund II	40,760	75,794
Federated Fund For U.S. Government Securities II	5,529,540	6,044,277
Franklin Small Cap Value Securities Fund	426,932	357,974
Janus Aspen Balanced Portfolio Institutional Shares	364,253	878,479
Janus Aspen Balanced Portfolio Service Shares	3,072,048	906,479
Janus Aspen Flexible Bond Portfolio Institutional Shares	701,849	3,791,089
Janus Aspen Flexible Bond Portfolio Service Shares	2,755,666	1,949,712
Janus Aspen Growth & Income Portfolio Institutional Shares	20,990	760,761
Janus Aspen Growth & Income Portfolio Service Shares	788,358	916,935
Janus Aspen International Growth Portfolio Institutional Shares	3,439,341	5,984,981
Janus Aspen International Growth Portfolio Service Shares	5,725,602	6,140,324
Janus Aspen Large Cap Growth Portfolio	100,336	1,476,327
Janus Aspen Worldwide Growth Portfolio	130,247	1,362,469
LVIP Baron Growth Opportunities Fund	1,000,701	2,702,398
MFS VIT Utility Series	1,038,025	664,430
Neuberger Berman AMT Regency Portfolio	466,701	431,484
NVIT Mid Cap Index Fund	483,799	866,304
Oppenheimer Global Securities Fund/VA	1,677,333	3,276,279
Pimco VIT High Yield Fund	2,955,056	4,029,415
Pimco VIT Low Duration Bond Fund	2,859,401	4,804,482
Pimco VIT Total Return Fund	8,729,049	3,962,173
Pioneer Fund VCT Portfolio	482,733	946,416
Pioneer Growth Opportunities VCT Portfolio	484,883	791,596
Pioneer Mid Cap Value VCT Portfolio	220,882	86,874
Pioneer Small Cap Value VCT Portfolio	374,681	667,627
Prudential Series Fund Equity Portfolio	132,704	629,062
Schwab MarketTrack Growth Portfolio	1,623,147	2,852,617
Schwab Money Market Portfolio	42,999,363	39,881,010
Schwab S&P 500 Index Portfolio	4,775,114	9,285,418
Seligman Communications & Information Fund	454,813	128,915
Third Avenue Value Portfolio	1,005,263	1,180,027
Universal Institutional Fund U.S. Real Estate Portfolio	5,170,206	2,746,290
Van Kampen LIT Comstock	124,283	266,710

Van Kampen LIT Growth & Income	882,298	883,096
Wells Fargo Advantage VT Opportunity Fund	776,780	205,913
Wells Fargo Advantage VT Small/Mid Cap Value Fund	854,978	1,101,652

Total	$141,600,746	$159,013,265

Schwab OneSource Annuity:	Purchases	Sales

Aim V.I. High Yield Fund	$91,597	$108,537
Aim V.I. International Growth Fund	4,288,706	5,835,046
Aim V.I. Technology Fund	0	89,414
Alger American Balanced Portfolio	271,000	318,822
Alger American LargeCap Growth Portfolio	4,119,448	4,618,788
Alger American Midcap Growth Portfolio	6,086,446	4,217,422
AllianceBernstein VPS Growth & Income Portfolio	6,460,983	3,862,874
AllianceBernstein VPS Growth Portfolio	592,213	1,626,290
AllianceBernstein VPS International Growth Portfolio	9,258,985	8,589,711
AllianceBernstein VPS International Value Portfolio	5,884,017	4,427,392
AllianceBernstein VPS Real Estate Investment Portfolio	5,995,004	3,410,811
AllianceBernstein VPS Small/Midcap Value Portfolio	1,891,753	1,466,790
AllianceBernstein VPS Utility Income Portfolio	11,985,462	13,500,747
American Century VP Balanced Fund	2,352,284	2,295,491
American Century VP Income & Growth Fund	1,747,268	1,734,859
American Century VP International Fund	598,025	1,248,509
American Century VP Value Fund	3,602,900	3,207,915
Delaware VIP Growth Opportunities Series	133,389	103,623
Delaware VIP Small Cap Value Series	2,627,260	3,744,537
Dreyfus IP Midcap Stock Portfolio	1,047,856	708,990
Dreyfus VIF Appreciation Portfolio	1,373,173	659,461
Dreyfus VIF Developing Leaders Portfolio	56,797	152,083
Dreyfus VIF Growth & Income Portfolio	176,580	176,180
DWS Blue Chip VIP Portfolio	2,189,479	2,394,711
DWS Capital Growth VIP Portfolio	3,053,610	1,260,227
DWS Dreman High Return Equity VIP Portfolio	2,968,143	2,166,076
DWS Dreman Small Mid Cap Value VIP Portfolio	3,685,059	1,084,796
DWS Health Care VIP Portfolio	2,816,838	1,750,439
DWS Large Cap Value VIP Portfolio	7,016,707	2,997,209
DWS Small Cap Growth VIP Portfolio	24,923	149,051
DWS Small Cap Index VIP Portfolio	3,603,006	2,024,316
Federated Fund For U.S. Government Securities II	16,043,490	6,048,969
Federated International Equity Fund II	7,806	347,199
Franklin Small Cap Value Securities Fund	937,520	550,887
Janus Aspen Balanced Portfolio Institutional Shares	851,528	2,687,928
Janus Aspen Balanced Portfolio Service Shares	11,497,459	3,253,468
Janus Aspen Flexible Bond Portfolio Institutional Shares	667,044	4,617,473
Janus Aspen Flexible Bond Portfolio Service Shares	7,260,701	1,807,932
Janus Aspen Growth & Income Portfolio Institutional Shares	110,695	3,879,815
Janus Aspen Growth & Income Portfolio Service Shares	4,606,879	2,138,916
Janus Aspen Worldwide Growth Portfolio	31,220	138,632
JPMorgan Small Company Portfolio	142,009	547,927
LVIP Baron Growth Opportunities Fund	2,080,663	2,492,242

MFS VIT Utility Series	1,810,270	1,184,861
Neuberger Berman AMT Regency Portfolio	507,915	430,489
NVIT Mid Cap Index Fund	2,718,022	2,176,830
Old Mutual Large Cap Growth Portfolio	5,275	1,470,803
Oppenheimer Global Securities Fund/VA	4,072,598	6,291,003
Oppenheimer International Growth Fund/VA	4,984,784	7,441,832
Pimco VIT High Yield Fund	5,908,592	6,662,915
Pimco VIT Low Duration Bond Fund	8,991,108	5,543,171
Pimco VIT Total Return Fund	27,045,111	6,051,722
Pioneer Emerging Markets VCT Portfolio	967,235	64,548
Pioneer Fund VCT Portfolio	1,517,657	769,597
Pioneer Growth Opportunities VCT Portfolio	265,116	226,138
Pioneer Mid Cap Value VCT Portfolio	1,040,748	719,443
Pioneer Small Cap Value VCT Portfolio	1,337,875	1,292,863
Schwab MarketTrack Growth Portfolio	4,562,414	4,109,513
Schwab Money Market Portfolio	101,741,887	60,032,311
Schwab S&P 500 Index Portfolio	17,579,999	11,589,186
Seligman Communications & Information Fund	951,564	1,213,537
Third Avenue Value Portfolio	6,032,860	2,823,887
Van Kampen LIT Comstock	550,409	367,566
Van Kampen LIT Growth & Income	3,565,385	1,249,012
Wells Fargo Advantage VT Discovery Fund	2,030,775	2,234,867
Wells Fargo Advantage VT Opportunity Fund	1,877,230	1,022,671

Total	$340,300,754	$233,411,270

4.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charge

The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity and Schwab OneSource Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each investment division of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each investment division of the Schwab OneSource Annuity investments, equal to an annual rate of 0.65% to 0.85% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks. The accrued amount is represented as Due from Great West Life & Annuity Insurance Company on the Statement of Assets and Liabilities.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.	FINANCIAL HIGHLIGHTS

For Schwab Select Annuity, a summary of accumulation units outstanding for variable annuity contracts, the expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2008 is included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding. For Schwab OneSource Annuity, a summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2008 is included on the following pages. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not inforce for the full year.

The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year. As the total return for Schwab OneSource Annuity for each of the periods in the five years ended December 31, 2008 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units	Unit Fair Value	Net Assets	Expense Ratio	Total Return
Schwab Select Annuity:	(000s)		(000s)

AIM V.I. CORE EQUITY FUND
2008	340	$14.35	$4,877	0.85%	(30.71)%
2007	396	$20.71	$8,202	0.85%	7.19%
2006	491	$19.32	$9,483	0.85%	15.34%
2005	672	$16.75	$11,249	0.85%	2.51%
2004	911	$16.34	$14,884	0.85%	3.36%
AIM V.I. HIGH YIELD FUND
2008	261	$10.71	$2,799	0.85%	(26.29)%
2007	351	$14.53	$5,105	0.85%	0.35%
2006	462	$14.48	$6,681	0.85%	9.86%
2005	649	$13.18	$8,552	0.85%	1.85%
2004	1,181	$12.94	$15,281	0.85%	9.94%
AIM V.I. INTERNATIONAL GROWTH FUND
2008	149	$7.46	$1,110	0.85%	(40.89)%
2007	230	$12.62	$2,909	0.85%	13.69%
2006	114	$11.10	$1,269	0.85%	11.00%
AIM V.I. TECHNOLOGY FUND
2008	966	$1.54	$1,498	0.85%	(45.20)%
2007	1,575	$2.81	$4,429	0.85%	6.84%
2006	1,902	$2.63	$4,997	0.85%	9.58%
2005	2,585	$2.40	$6,201	0.85%	1.27%
2004	4,000	$2.37	$9,469	0.85%	3.75%
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
2008	759	$12.57	$9,580	0.85%	(46.62)%
2007	881	$23.55	$20,797	0.85%	18.94%
2006	882	$19.80	$17,453	0.85%	4.27%
2005	1,229	$18.99	$23,333	0.85%	11.12%
2004	1,501	$17.09	$25,655	0.85%	4.61%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2008	223	$8.83	$1,968	0.85%	(58.46)%
2007	314	$21.40	$6,717	0.85%	30.49%
2006	180	$16.40	$2,954	0.85%	9.19%
2005	249	$15.02	$3,737	0.85%	8.92%
2004	269	$13.79	$3,712	0.85%	12.09%

					(Continued)
ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2008	85	$6.84	$580	0.85%	(41.09)%
2007	114	$11.61	$1,319	0.85%	4.22%
2006	41	$11.14	$457	0.85%	11.40%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2008	72	$6.34	$458	0.85%	(42.93)%
2007	81	$11.11	$899	0.85%	12.11%
2006	62	$9.91	$612	0.85%	(0.90)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2008	539	$9.12	$4,922	0.85%	(49.31)%
2007	630	$17.99	$11,324	0.85%	17.12%
2006	573	$15.36	$8,804	0.85%	26.11%
2005	413	$12.18	$5,029	0.85%	21.80%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2008	570	$5.49	$3,129	0.85%	(53.63)%
2007	643	$11.84	$7,607	0.85%	4.96%
2006	550	$11.28	$6,201	0.85%	12.80%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2008	135	$6.74	$913	0.85%	(36.17)%
2007	114	$10.56	$1,199	0.85%	0.86%
2006	47	$10.47	$496	0.85%	4.70%
ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
2008	170	$14.40	$2,458	0.85%	(37.12)%
2007	219	$22.90	$5,036	0.85%	21.29%
2006	229	$18.88	$4,330	0.85%	22.76%
2005	297	$15.38	$4,573	0.85%	15.03%
2004	182	$13.37	$2,444	0.85%	23.28%
AMERICAN CENTURY VP BALANCED FUND
2008	152	$11.04	$1,682	0.85%	(20.97)%
2007	167	$13.97	$2,327	0.85%	4.02%
2006	207	$13.43	$2,773	0.85%	8.74%
2005	224	$12.35	$2,763	0.85%	4.04%
2004	153	$11.87	$1,820	0.85%	8.85%

					(Continued)
AMERICAN CENTURY VP INTERNATIONAL FUND
2008	273	$13.57	$3,792	0.85%	(45.28)%
2007	370	$24.80	$9,178	0.85%	17.04%
2006	452	$21.19	$9,572	0.85%	23.99%
2005	685	$17.09	$11,708	0.85%	12.29%
2004	605	$15.22	$9,199	0.85%	13.95%
AMERICAN CENTURY VP VALUE FUND
2008	395	$11.01	$4,352	0.85%	(27.37)%
2007	548	$15.16	$8,314	0.85%	(5.96)%
2006	594	$16.12	$9,578	0.85%	17.66%
2005	607	$13.70	$8,311	0.85%	4.10%
2004	455	$13.16	$5,987	0.85%	13.37%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2008	13	$6.46	$86	0.85%	(41.00)%
2007	25	$10.95	$272	0.85%	11.96%
2006	2	$9.78	$21	0.85%	(2.20)%
DELAWARE VIP SMALL CAP VALUE SERIES
2008	217	$12.00	$2,606	0.85%	(30.48)%
2007	279	$17.26	$4,808	0.85%	(7.40)%
2006	371	$18.64	$6,923	0.85%	15.20%
2005	434	$16.18	$7,021	0.85%	8.52%
2004	334	$14.91	$4,975	0.85%	20.46%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2008	70	$9.14	$636	0.85%	(40.88)%
2007	75	$15.46	$1,167	0.85%	0.59%
2006	97	$15.37	$1,497	0.85%	6.88%
2005	167	$14.38	$2,396	0.85%	8.20%
2004	106	$13.29	$1,402	0.85%	13.51%
DREYFUS VIF APPRECIATION PORTFOLIO
2008	501	$8.32	$4,271	0.85%	(30.08)%
2007	625	$11.90	$7,591	0.85%	6.16%
2006	749	$11.21	$8,388	0.85%	15.57%
2005	966	$9.70	$9,374	0.85%	3.41%
2004	1,147	$9.38	$10,749	0.85%	4.16%

					(Continued)
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2008	6	$7.76	$45	0.85%	(38.12)%
2007	11	$12.54	$140	0.85%	(11.81)%
2006	16	$14.22	$226	0.85%	2.89%
2005	31	$13.82	$434	0.85%	4.86%
2004	54	$13.18	$710	0.85%	10.40%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2008	187	$7.00	$1,311	0.85%	(40.88)%
2007	213	$11.84	$2,527	0.85%	7.54%
2006	284	$11.01	$3,129	0.85%	13.51%
2005	470	$9.70	$4,559	0.85%	2.54%
2004	499	$9.46	$4,725	0.85%	6.56%
DWS BLUE CHIP VIP PORTFOLIO
2008	103	$6.74	$692	0.85%	(39.06)%
2007	102	$11.06	$1,133	0.85%	2.60%
2006	66	$10.78	$710	0.85%	7.80%
DWS CAPITAL GROWTH VIP PORTFOLIO
2008	295	$7.37	$2,205	0.85%	(33.54)%
2007	228	$11.09	$2,573	0.85%	11.68%
2006	253	$9.93	$2,509	0.85%	7.58%
2005	301	$9.23	$2,774	0.85%	8.08%
2004	286	$8.54	$2,440	0.85%	7.07%
DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
2008	270	$6.62	$1,786	0.85%	(46.44)%
2007	355	$12.36	$4,386	0.85%	(2.68)%
2006	393	$12.70	$4,996	0.85%	17.70%
2005	160	$10.79	$1,725	0.85%	7.90%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2008	160	$7.15	$1,151	0.85%	(33.98)%
2007	124	$10.83	$1,341	0.85%	2.27%
2006	173	$10.59	$1,829	0.85%	5.90%

					(Continued)
DWS GROWTH & INCOME VIP PORTFOLIO
2008	70	$6.09	$429	0.85%	(38.86)%
2007	74	$9.96	$735	0.85%	0.50%
2006	103	$9.91	$1,017	0.85%	12.61%
2005	151	$8.80	$1,328	0.85%	5.14%
2004	197	$8.37	$1,644	0.85%	9.23%
DWS HEALTH CARE VIP PORTFOLIO
2008	104	$9.14	$949	0.85%	(23.90)%
2007	95	$12.01	$1,138	0.85%	12.24%
2006	55	$10.70	$591	0.85%	7.00%
DWS LARGE CAP VALUE VIP PORTFOLIO
2008	146	$8.47	$1,235	0.85%	(36.98)%
2007	64	$13.44	$857	0.85%	12.19%
2006	36	$11.98	$433	0.85%	14.42%
2005	22	$10.47	$229	0.85%	4.70%
DWS SMALL CAP INDEX VIP PORTFOLIO
2008	456	$11.48	$5,237	0.85%	(34.66)%
2007	523	$17.57	$9,193	0.85%	(2.71)%
2006	655	$18.06	$11,839	0.85%	16.44%
2005	833	$15.51	$12,923	0.85%	3.40%
2004	1,084	$15.00	$16,261	0.85%	16.76%
FEDERATED AMERICAN LEADERS FUND II
2008	374	$12.57	$4,729	0.85%	(34.36)%
2007	459	$19.15	$8,839	0.85%	(10.43)%
2006	595	$21.38	$12,721	0.85%	15.82%
2005	798	$18.46	$14,734	0.85%	4.12%
2004	1,139	$17.73	$20,197	0.85%	8.85%
FEDERATED CAPITAL INCOME FUND II
2008	55	$10.60	$583	0.85%	(21.07)%
2007	61	$13.43	$815	0.85%	3.15%
2006	85	$13.02	$1,105	0.85%	14.71%
2005	131	$11.35	$1,489	0.85%	5.39%
2004	152	$10.77	$1,640	0.85%	8.99%

					(Continued)
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2008	1,772	$16.88	$29,978	0.85%	3.37%
2007	1,881	$16.33	$30,802	0.85%	5.42%
2006	2,127	$15.49	$32,952	0.85%	3.20%
2005	2,552	$15.01	$38,297	0.85%	1.21%
2004	3,073	$14.83	$45,578	0.85%	2.73%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2008	54	$6.55	$355	0.85%	(33.57)%
2007	52	$9.86	$515	0.85%	(3.24)%
2006	47	$10.19	$475	0.85%	1.90%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2008	226	$12.35	$2,791	0.85%	(16.55)%
2007	290	$14.80	$4,289	0.85%	9.63%
2006	330	$13.50	$4,460	0.85%	9.76%
2005	230	$12.30	$2,831	0.85%	7.05%
2004	141	$11.49	$1,621	0.85%	7.61%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
2008	318	$8.67	$2,754	0.85%	(16.79)%
2007	140	$10.42	$1,457	0.85%	4.20%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2008	997	$15.56	$15,582	0.85%	5.06%
2007	1,239	$14.81	$18,413	0.85%	6.16%
2006	1,492	$13.95	$20,817	0.85%	3.33%
2005	1,760	$13.50	$23,756	0.85%	1.12%
2004	2,186	$13.35	$29,181	0.85%	3.09%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2008	311	$10.92	$3,395	0.85%	4.80%
2007	245	$10.42	$2,551	0.85%	4.20%
JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
2008	135	$9.42	$1,274	0.85%	(41.71)%
2007	193	$16.16	$3,113	0.85%	7.88%
2006	317	$14.98	$4,755	0.85%	7.15%
2005	260	$13.98	$3,642	0.85%	11.39%
2004	75	$12.55	$945	0.85%	10.99%

					(Continued)
JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES
2008	85	$5.95	$507	0.85%	(41.72)%
2007	110	$10.21	$1,121	0.85%	2.10%
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES
2008	699	$14.54	$10,186	0.85%	(52.51)%
2007	941	$30.62	$28,860	0.85%	27.27%
2006	1,181	$24.06	$28,409	0.85%	45.73%
2005	1,284	$16.51	$21,202	0.85%	31.24%
2004	940	$12.58	$11,831	0.85%	17.95%
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES
2008	343	$5.64	$1,935	0.85%	(52.61)%
2007	491	$11.90	$5,841	0.85%	19.00%
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
2008	581	$11.65	$6,790	0.85%	(40.23)%
2007	664	$19.49	$12,976	0.85%	14.11%
2006	813	$17.08	$13,884	0.85%	10.48%
2005	1,080	$15.46	$16,694	0.85%	3.41%
2004	1,359	$14.95	$20,326	0.85%	3.63%
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
2008	599	$11.71	$7,070	0.85%	(45.13)%
2007	677	$21.34	$14,544	0.85%	8.71%
2006	795	$19.63	$15,616	0.85%	17.19%
2005	1,065	$16.75	$17,845	0.85%	4.95%
2004	1,499	$15.96	$23,916	0.85%	3.89%
LVIP BARON GROWTH OPPORTUNITIES FUND
2008	555	$12.16	$6,785	0.85%	(39.65)%
2007	679	$20.15	$13,749	0.85%	2.54%
2006	939	$19.65	$18,447	0.85%	14.51%
2005	1,295	$17.16	$22,217	0.85%	2.51%
2004	1,652	$16.74	$27,659	0.85%	24.58%
MFS VIT UTILITY SERIES
2008	31	$6.31	$195	0.85%	(36.90)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2008	34	$5.59	$189	0.85%	(46.40)%
2007	23	$10.43	$237	0.85%	2.15%
2006	15	$10.21	$153	0.85%	2.10%

					(Continued)
NVIT MID CAP INDEX FUND
2008	160	$11.15	$1,780	0.85%	(37.15)%
2007	200	$17.74	$3,544	0.85%	6.48%
2006	274	$16.66	$4,569	0.85%	8.82%
2005	322	$15.31	$4,930	0.85%	10.94%
2004	206	$13.80	$2,845	0.85%	14.53%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2008	596	$12.64	$7,598	0.85%	(40.69)%
2007	750	$21.31	$16,096	0.85%	5.39%
2006	862	$20.22	$17,423	0.85%	16.68%
2005	964	$17.33	$16,707	0.85%	13.34%
2004	734	$15.29	$11,226	0.85%	18.16%
PIMCO VIT HIGH YIELD FUND
2008	349	$10.23	$3,576	0.85%	(24.11)%
2007	451	$13.48	$6,084	0.85%	2.67%
2006	640	$13.13	$8,410	0.85%	8.07%
2005	478	$12.15	$5,811	0.85%	3.23%
2004	494	$11.77	$5,814	0.85%	8.61%
PIMCO VIT LOW DURATION BOND FUND
2008	1,186	$10.91	$13,061	0.85%	(1.27)%
2007	1,428	$11.05	$15,891	0.85%	6.45%
2006	1,574	$10.38	$16,335	0.85%	3.08%
2005	1,805	$10.07	$18,177	0.85%	0.20%
2004	1,705	$10.05	$17,144	0.85%	0.99%
PIMCO VIT TOTAL RETURN FUND
2008	1,691	$11.61	$19,691	0.85%	3.94%
2007	1,373	$11.17	$15,341	0.85%	7.82%
2006	1,069	$10.36	$11,075	0.85%	2.98%
2005	511	$10.06	$5,148	0.85%	0.60%
PIONEER FUND VCT PORTFOLIO
2008	234	$10.12	$2,370	0.85%	(34.79)%
2007	280	$15.52	$4,351	0.85%	4.09%
2006	340	$14.91	$5,065	0.85%	15.67%
2005	329	$12.89	$4,236	0.85%	5.22%
2004	383	$12.25	$4,696	0.85%	6.78%

					(Continued)
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2008	299	$9.02	$2,701	0.85%	(36.03)%
2007	352	$14.10	$4,972	0.85%	(4.67)%
2006	482	$14.79	$7,146	0.85%	4.67%
2005	721	$14.13	$10,198	0.85%	5.84%
2004	866	$13.35	$11,577	0.85%	21.29%
PIONEER MID CAP VALUE VCT PORTFOLIO
2008	34	$7.29	$251	0.85%	(34.32)%
2007	24	$11.10	$269	0.85%	4.42%
2006	2	$10.63	$21	0.85%	6.30%
PIONEER SMALL CAP VALUE VCT PORTFOLIO
2008	118	$10.72	$1,270	0.85%	(38.50)%
2007	158	$17.43	$2,767	0.85%	(7.78)%
2006	244	$18.90	$4,616	0.85%	11.37%
2005	355	$16.97	$6,029	0.85%	13.97%
2004	278	$14.89	$4,140	0.85%	21.28%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2008	40	$7.70	$308	0.85%	(38.94)%
2007	88	$12.61	$1,106	0.85%	7.96%
2006	93	$11.68	$1,084	0.85%	11.24%
2005	149	$10.50	$1,560	0.85%	10.06%
2004	93	$9.54	$884	0.85%	8.59%
SCHWAB MARKETTRACK GROWTH PORTFOLIO
2008	562	$14.52	$8,156	0.85%	(31.89)%
2007	674	$21.32	$14,375	0.85%	4.72%
2006	768	$20.36	$15,638	0.85%	14.06%
2005	816	$17.85	$14,558	0.85%	4.88%
2004	851	$17.02	$14,485	0.85%	10.63%
SCHWAB MONEY MARKET PORTFOLIO
2008	5,003	$13.68	$68,637	0.85%	1.26%
2007	4,866	$13.51	$65,967	0.85%	3.84%
2006	4,680	$13.01	$60,970	0.85%	3.67%
2005	4,715	$12.55	$59,235	0.85%	1.95%
2004	4,934	$12.31	$60,763	0.85%	0.05%

					(Continued)
SCHWAB S&P 500 INDEX PORTFOLIO
2008	3,334	$13.75	$46,082	0.85%	(37.10)%
2007	3,628	$21.86	$79,551	0.85%	4.49%
2006	4,215	$20.92	$88,285	0.85%	14.57%
2005	5,038	$18.26	$92,063	0.85%	3.87%
2004	5,807	$17.58	$102,165	0.85%	9.60%
SELIGMAN COMMUNICATIONS & INFORMATION FUND
2008	31	$6.71	$210	0.85%	(32.90)%
THIRD AVENUE VALUE PORTFOLIO
2008	283	$5.44	$1,539	0.85%	(44.09)%
2007	363	$9.73	$3,531	0.85%	(5.63)%
2006	301	$10.31	$3,104	0.85%	3.10%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2008	339	$17.88	$6,068	0.85%	(38.43)%
2007	401	$29.04	$11,659	0.85%	(17.78)%
2006	670	$35.32	$23,695	0.85%	36.90%
2005	709	$25.80	$18,297	0.85%	16.01%
2004	971	$22.24	$21,606	0.85%	35.24%
VAN KAMPEN LIT COMSTOCK
2008	56	$7.58	$427	0.85%	(36.20)%
2007	75	$11.88	$892	0.85%	(2.86)%
2006	92	$12.23	$1,128	0.85%	15.27%
2005	71	$10.61	$751	0.85%	6.10%
VAN KAMPEN LIT GROWTH & INCOME
2008	185	$8.72	$1,621	0.85%	(32.61)%
2007	190	$12.94	$2,462	0.85%	1.89%
2006	171	$12.70	$2,165	0.85%	15.25%
2005	80	$11.02	$881	0.85%	10.20%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2008	91	$6.54	$593	0.85%	(40.60)%
2007	53	$11.01	$584	0.85%	5.76%
2006	45	$10.41	$466	0.85%	4.10%

					(Continued)
WELLS FARGO ADVANTAGE VT SMALL/MIDCAP VALUE FUND
2008	283	$8.29	$2,378	0.85%	(44.99)%
2007	362	$15.07	$5,544	0.85%	(1.50)%
2006	487	$15.30	$7,450	0.85%	14.69%
2005	642	$13.34	$8,569	0.85%	15.50%
2004	960	$11.55	$11,090	0.85%	15.78%

					(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year ended or period December 31
	Units	Unit Fair Value			Net Assets	Expense Ratio			Total Return
Schwab OneSource Annuity:	(000s)	lowest to highest			(000s)	lowest to highest			lowest to highest

AIM V.I. HIGH YIELD FUND
2008	73	$10.00	to	$9.36	$712	0.65%	to	0.85%	(26.31)%	to	(26.12)%
2007	81	$13.57	to	$12.67	$1,073	0.65%	to	0.85%	0.44%	to	0.56%
2006	103	$13.51	to	$12.60	$1,325	0.65%	to	0.85%	9.75%	to	10.04%
2005	160	$12.31	to	$11.45	$1,861	0.65%	to	0.85%	1.90%	to	2.05%
2004	306	$11.20	to	$12.08	$3,469	0.65%	to	0.85%	9.94%	to	10.16%
AIM V.I. INTERNATIONAL GROWTH FUND
2008	398	$7.46	to	$7.50	$2,986	0.65%	to	0.85%	(40.89)%	to	(40.81)%
2007	573	$12.62	to	$12.67	$7,250	0.65%	to	0.85%	13.69%	to	14.04%
2006	164	$11.10	to	$11.11	$1,824	0.65%	to	0.85%	11.00%	to	11.10%
AIM V.I. TECHNOLOGY FUND
2008	76	$8.19	to	$3.75	$315	0.65%	to	0.85%	(45.00)%	to	(44.85)%
2007	90	$14.89	to	$6.80	$679	0.65%	to	0.85%	6.81%	to	7.09%
2006	116	$13.94	to	$6.35	$809	0.65%	to	0.85%	9.59%	to	9.67%
2005	221	$12.72	to	$5.79	$1,365	0.65%	to	0.85%	1.27%	to	1.58%
2004	225	$5.69	to	$12.56	$1,325	0.65%	to	0.85%	3.75%	to	3.96%
ALGER AMERICAN BALANCED PORTFOLIO
2008	136	$9.22	to	$8.81	$1,214	0.65%	to	0.85%	(32.36)%	to	(32.23)%
2007	167	$13.63	to	$13.00	$2,185	0.65%	to	0.85%	11.36%	to	11.68%
2006	201	$12.24	to	$11.64	$2,346	0.65%	to	0.85%	3.90%	to	4.02%
2005	355	$11.78	to	$11.19	$3,996	0.65%	to	0.85%	7.48%	to	7.70%
2004	416	$10.39	to	$10.96	$4,339	0.65%	to	0.85%	3.68%	to	3.89%
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
2008	947	$8.78	to	$6.18	$6,282	0.65%	to	0.85%	(46.63)%	to	(46.49)%
2007	1,021	$16.45	to	$11.55	$12,798	0.65%	to	0.85%	18.94%	to	19.20%
2006	541	$13.83	to	$9.69	$5,619	0.65%	to	0.85%	4.22%	to	4.42%
2005	566	$13.27	to	$9.28	$5,670	0.65%	to	0.85%	11.14%	to	11.27%
2004	528	$8.32	to	$11.94	$4,699	0.65%	to	0.85%	4.61%	to	4.81%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2008	386	$8.62	to	$8.71	$3,375	0.65%	to	0.85%	(58.70)%	to	(58.64)%
2007	447	$20.87	to	$21.06	$9,415	0.65%	to	0.85%	30.44%	to	30.73%
2006	289	$16.00	to	$16.11	$4,643	0.65%	to	0.85%	9.22%	to	9.44%
2005	260	$14.65	to	$14.72	$3,827	0.65%	to	0.85%	8.92%	to	9.12%
2004	202	$13.45	to	$13.49	$2,717	0.65%	to	0.85%	12.09%	to	12.31%
ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2008	1,061	$9.19	to	$7.93	$9,098	0.65%	to	0.85%	(41.09)%	to	(41.00)%
2007	1,111	$15.60	to	$13.44	$15,825	0.65%	to	0.85%	4.21%	to	4.43%
2006	1,062	$14.97	to	$12.87	$14,450	0.65%	to	0.85%	16.32%	to	16.58%
2005	1,168	$12.87	to	$11.04	$13,710	0.65%	to	0.85%	3.96%	to	4.15%
2004	1,129	$10.58	to	$12.38	$12,700	0.65%	to	0.85%	10.52%	to	10.74%

											(Continued)
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2008	290	$9.07	to	$6.58	$2,082	0.65%	to	0.85%	(42.96)%	to	(42.83)%
2007	367	$15.90	to	$11.51	$4,572	0.65%	to	0.85%	12.05%	to	12.29%
2006	314	$14.19	to	$10.25	$3,442	0.65%	to	0.85%	(1.94)%	to	(1.73)%
2005	340	$14.47	to	$10.43	$3,769	0.65%	to	0.85%	11.05%	to	11.19%
2004	258	$9.36	to	$13.03	$2,534	0.65%	to	0.85%	13.76%	to	13.99%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2008	1,730	$9.12	to	$9.19	$15,891	0.65%	to	0.85%	(49.31)%	to	(49.17)%
2007	1,800	$17.99	to	$18.08	$32,534	0.65%	to	0.85%	17.12%	to	17.33%
2006	1,354	$15.36	to	$15.41	$20,840	0.65%	to	0.85%	26.00%	to	26.21%
2005	628	$12.19	to	$12.21	$7,657	0.65%	to	0.85%	21.90%	to	22.10%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2008	1,602	$5.49	to	$5.52	$8,835	0.65%	to	0.85%	(53.63)%	to	(53.50)%
2007	1,644	$11.84	to	$11.87	$19,502	0.65%	to	0.85%	4.96%	to	5.14%
2006	930	$11.28	to	$11.29	$10,496	0.65%	to	0.85%	12.80%	to	12.90%
ALLIANCE-BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
2008	514	$13.14	to	$16.99	$8,520	0.65%	to	0.85%	(36.21)%	to	(36.13)%
2007	557	$20.60	to	$26.60	$14,252	0.65%	to	0.85%	(15.26)%	to	(15.07)%
2006	732	$24.31	to	$31.32	$22,045	0.65%	to	0.85%	34.09%	to	34.36%
2005	643	$18.13	to	$23.31	$14,600	0.65%	to	0.85%	10.75%	to	10.95%
2004	664	$16.37	to	$21.01	$13,727	0.65%	to	0.85%	34.48%	to	34.75%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2008	250	$6.74	to	$6.78	$1,689	0.65%	to	0.85%	(36.17)%	to	(35.98)%
2007	239	$10.56	to	$10.59	$2,528	0.65%	to	0.85%	0.86%	to	1.05%
2006	161	$10.47	to	$10.48	$1,685	0.65%	to	0.85%	4.70%	to	4.80%
ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
2008	207	$14.33	to	$17.05	$3,328	0.65%	to	0.85%	(37.12)%	to	(37.02)%
2007	344	$22.79	to	$27.07	$8,778	0.65%	to	0.85%	21.35%	to	21.55%
2006	298	$18.78	to	$22.27	$6,344	0.65%	to	0.85%	22.66%	to	22.97%
2005	243	$15.31	to	$18.11	$4,242	0.65%	to	0.85%	15.11%	to	15.28%
2004	167	$13.30	to	$15.71	$2,557	0.65%	to	0.85%	23.28%	to	23.52%
AMERICAN CENTURY VP BALANCED FUND
2008	372	$10.86	to	$10.98	$4,074	0.65%	to	0.85%	(21.02)%	to	(20.84)%
2007	397	$13.75	to	$13.87	$5,497	0.65%	to	0.85%	4.09%	to	4.21%
2006	244	$13.21	to	$13.31	$3,236	0.65%	to	0.85%	8.63%	to	8.92%
2005	268	$12.16	to	$12.22	$3,270	0.65%	to	0.85%	4.11%	to	4.27%
2004	154	$11.68	to	$11.72	$1,806	0.65%	to	0.85%	8.85%	to	9.07%
AMERICAN CENTURY VP INCOME & GROWTH FUND
2008	449	$9.86	to	$8.44	$3,962	0.65%	to	0.85%	(35.17)%	to	(35.03)%
2007	516	$15.21	to	$12.99	$7,019	0.65%	to	0.85%	(0.91)%	to	(0.69)%
2006	589	$15.35	to	$13.08	$8,103	0.65%	to	0.85%	16.11%	to	16.27%
2005	658	$13.22	to	$11.25	$7,793	0.65%	to	0.85%	3.77%	to	3.97%
2004	534	$10.80	to	$12.74	$6,062	0.65%	to	0.85%	12.04%	to	12.26%

											(Continued)
AMERICAN CENTURY VP INTERNATIONAL FUND
2008	361	$11.78	to	$8.31	$3,198	0.65%	to	0.85%	(45.29)%	to	(45.18)%
2007	463	$21.53	to	$15.16	$7,478	0.65%	to	0.85%	17.07%	to	17.34%
2006	575	$18.39	to	$12.92	$7,896	0.65%	to	0.85%	23.92%	to	24.23%
2005	794	$14.84	to	$10.40	$8,738	0.65%	to	0.85%	12.34%	to	12.43%
2004	525	$9.23	to	$13.21	$5,123	0.65%	to	0.85%	13.95%	to	14.18%
AMERICAN CENTURY VP VALUE FUND
2008	835	$10.91	to	$11.03	$9,249	0.65%	to	0.85%	(27.41)%	to	(27.29)%
2007	922	$15.03	to	$15.17	$14,043	0.65%	to	0.85%	(5.94)%	to	(5.72)%
2006	820	$15.98	to	$16.09	$13,163	0.65%	to	0.85%	17.67%	to	17.88%
2005	587	$13.58	to	$13.65	$7,995	0.65%	to	0.85%	4.14%	to	4.36%
2004	301	$13.04	to	$13.08	$3,936	0.65%	to	0.85%	13.37%	to	13.59%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2008	40	$8.36	to	$8.42	$338	0.65%	to	0.85%	(41.04)%	to	(40.91)%
2007	42	$14.18	to	$14.25	$603	0.65%	to	0.85%	12.01%	to	12.20%
2006	31	$12.66	to	$12.70	$389	0.65%	to	0.85%	5.50%	to	5.66%
2005	4	$12.00	to	$12.02	$52	0.65%	to	0.85%	20.00%	to	20.20%
DELAWARE VIP SMALL CAP VALUE SERIES
2008	834	$11.73	to	$13.85	$11,112	0.65%	to	0.85%	(30.51)%	to	(30.33)%
2007	969	$16.88	to	$19.88	$18,578	0.65%	to	0.85%	(7.41)%	to	(7.23)%
2006	1,133	$18.23	to	$21.43	$23,449	0.65%	to	0.85%	15.23%	to	15.40%
2005	1,143	$15.82	to	$18.57	$20,502	0.65%	to	0.85%	8.50%	to	8.72%
2004	1,003	$14.58	to	$17.08	$16,697	0.65%	to	0.85%	20.45%	to	20.70%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2008	133	$9.08	to	$9.18	$1,214	0.65%	to	0.85%	(40.92)%	to	(40.81)%
2007	135	$15.37	to	$15.51	$2,096	0.65%	to	0.85%	0.65%	to	0.85%
2006	134	$15.27	to	$15.38	$2,049	0.65%	to	0.85%	6.86%	to	7.03%
2005	142	$14.29	to	$14.37	$2,038	0.65%	to	0.85%	8.26%	to	8.53%
2004	84	$13.20	to	$13.24	$1,108	0.65%	to	0.85%	13.50%	to	13.75%
DREYFUS VIF APPRECIATION PORTFOLIO
2008	180	$9.09	to	$9.17	$1,650	0.65%	to	0.85%	(30.13)%	to	(30.05)%
2007	124	$13.01	to	$13.11	$1,621	0.65%	to	0.85%	6.20%	to	6.50%
2006	88	$12.25	to	$12.31	$1,081	0.65%	to	0.85%	15.46%	to	15.70%
2005	15	$10.61	to	$10.64	$156	0.65%	to	0.85%	3.51%	to	3.70%
2004	2	$10.25	to	$10.26	$16	0.65%	to	0.85%	2.49%	to	2.62%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2008	85	$7.69	to	$6.76	$579	0.65%	to	0.85%	(38.13)%	to	(37.98)%
2007	100	$12.43	to	$10.90	$1,096	0.65%	to	0.85%	(11.78)%	to	(11.67)%
2006	127	$14.09	to	$12.34	$1,574	0.65%	to	0.85%	2.85%	to	3.09%
2005	172	$13.70	to	$11.97	$2,077	0.65%	to	0.85%	4.98%	to	5.09%
2004	217	$11.34	to	$13.05	$2,492	0.65%	to	0.85%	10.40%	to	10.62%

											(Continued)
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2008	105	$8.82	to	$6.93	$750	0.65%	to	0.85%	(40.96)%	to	(40.77)%
2007	121	$14.94	to	$11.70	$1,455	0.65%	to	0.85%	7.56%	to	7.73%
2006	155	$13.89	to	$10.86	$1,740	0.65%	to	0.85%	13.57%	to	13.84%
2005	160	$12.23	to	$9.54	$1,567	0.65%	to	0.85%	2.43%	to	2.69%
2004	154	$9.28	to	$11.94	$1,462	0.65%	to	0.85%	6.56%	to	6.77%
DWS BLUE CHIP VIP PORTFOLIO
2008	420	$8.04	to	$8.10	$3,406	0.65%	to	0.85%	(39.00)%	to	(38.87)%
2007	549	$13.18	to	$13.25	$7,281	0.65%	to	0.85%	2.65%	to	2.79%
2006	280	$12.84	to	$12.89	$3,604	0.65%	to	0.85%	14.64%	to	14.88%
2005	11	$11.20	to	$11.22	$119	0.65%	to	0.85%	12.00%	to	12.20%
DWS CAPITAL GROWTH VIP PORTFOLIO
2008	432	$10.27	to	$7.24	$3,449	0.65%	to	0.85%	(33.53)%	to	(33.39)%
2007	267	$15.45	to	$10.87	$3,182	0.65%	to	0.85%	11.63%	to	11.83%
2006	215	$13.84	to	$9.72	$2,261	0.65%	to	0.85%	7.62%	to	7.88%
2005	213	$12.86	to	$9.01	$2,129	0.65%	to	0.85%	7.98%	to	8.29%
2004	165	$8.31	to	$8.24	$1,454	0.65%	to	0.85%	7.07%	to	7.29%
DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
2008	538	$6.62	to	$6.67	$3,585	0.65%	to	0.85%	(46.44)%	to	(46.34)%
2007	617	$12.36	to	$12.43	$7,661	0.65%	to	0.85%	(2.68)%	to	(2.43)%
2006	706	$12.70	to	$12.74	$8,987	0.65%	to	0.85%	17.70%	to	17.96%
2005	76	$10.79	to	$10.80	$822	0.65%	to	0.85%	7.90%	to	8.00%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2008	411	$7.15	to	$7.19	$2,951	0.65%	to	0.85%	(33.98)%	to	(33.79)%
2007	294	$10.83	to	$10.86	$3,190	0.65%	to	0.85%	2.27%	to	2.36%
2006	181	$10.59	to	$10.61	$1,925	0.65%	to	0.85%	5.90%	to	6.10%
DWS HEALTH CARE VIP PORTFOLIO
2008	278	$9.14	to	$9.19	$2,548	0.65%	to	0.85%	(23.90)%	to	(23.73)%
2007	228	$12.01	to	$12.05	$2,747	0.65%	to	0.85%	12.24%	to	12.51%
2006	94	$10.70	to	$10.71	$1,009	0.65%	to	0.85%	7.00%	to	7.10%
DWS LARGE CAP VALUE VIP PORTFOLIO
2008	505	$8.47	to	$8.54	$4,295	0.65%	to	0.85%	(36.98)%	to	(36.79)%
2007	253	$13.44	to	$13.51	$3,407	0.65%	to	0.85%	12.19%	to	12.40%
2006	121	$11.98	to	$12.02	$1,457	0.65%	to	0.85%	14.42%	to	14.69%
2005	106	$10.47	to	$10.48	$1,109	0.65%	to	0.85%	4.70%	to	4.80%
DWS SMALL CAP GROWTH VIP PORTFOLIO
2008	95	$7.33	to	$4.86	$533	0.65%	to	0.85%	(49.97)%	to	(49.85)%
2007	112	$14.65	to	$9.69	$1,248	0.65%	to	0.85%	5.32%	to	5.44%
2006	145	$13.91	to	$9.19	$1,493	0.65%	to	0.85%	4.43%	to	4.67%
2005	228	$13.32	to	$8.78	$2,160	0.65%	to	0.85%	6.14%	to	6.30%
2004	227	$8.24	to	$12.55	$2,035	0.65%	to	0.85%	10.08%	to	10.31%

											(Continued)
DWS SMALL CAP INDEX VIP PORTFOLIO
2008	535	$11.07	to	$10.47	$5,679	0.65%	to	0.85%	(34.69)%	to	(34.56)%
2007	492	$16.95	to	$16.00	$7,965	0.65%	to	0.85%	(2.75)%	to	(2.56)%
2006	441	$17.43	to	$16.42	$7,299	0.65%	to	0.85%	16.51%	to	16.79%
2005	446	$14.96	to	$14.06	$6,339	0.65%	to	0.85%	3.39%	to	3.61%
2004	548	$13.55	to	$14.47	$7,548	0.65%	to	0.85%	16.76%	to	17.00%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2008	2,400	$11.61	to	$12.84	$30,142	0.65%	to	0.85%	3.38%	to	3.63%
2007	1,677	$11.23	to	$12.39	$20,544	0.65%	to	0.85%	5.45%	to	5.63%
2006	1,603	$10.65	to	$11.73	$18,539	0.65%	to	0.85%	3.20%	to	3.44%
2005	1,612	$10.32	to	$11.34	$18,030	0.65%	to	0.85%	1.18%	to	1.34%
2004	1,486	$10.20	to	$11.19	$16,417	0.65%	to	0.85%	2.73%	to	2.94%
FEDERATED INTERNATIONAL EQUITY FUND II
2008	88	$10.08	to	$6.73	$653	0.65%	to	0.85%	(46.15)%	to	(46.12)%
2007	123	$18.72	to	$12.49	$1,703	0.65%	to	0.85%	8.58%	to	8.89%
2006	178	$17.24	to	$11.47	$2,203	0.65%	to	0.85%	17.92%	to	18.13%
2005	215	$14.62	to	$9.71	$2,252	0.65%	to	0.85%	8.14%	to	8.37%
2004	265	$8.95	to	$13.52	$2,556	0.65%	to	0.85%	13.10%	to	13.28%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2008	91	$6.55	to	$6.58	$598	0.65%	to	0.85%	(33.57)%	to	(33.47)%
2007	62	$9.86	to	$9.89	$612	0.65%	to	0.85%	(3.24)%	to	(3.04)%
2006	28	$10.19	to	$10.20	$285	0.65%	to	0.85%	1.90%	to	2.00%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2008	536	$12.15	to	$12.29	$6,568	0.65%	to	0.85%	(16.55)%	to	(16.39)%
2007	730	$14.56	to	$14.70	$10,701	0.65%	to	0.85%	9.56%	to	9.87%
2006	683	$13.29	to	$13.38	$9,120	0.65%	to	0.85%	9.74%	to	9.94%
2005	281	$12.11	to	$12.17	$3,415	0.65%	to	0.85%	7.07%	to	7.32%
2004	127	$11.31	to	$11.34	$1,434	0.65%	to	0.85%	7.61%	to	7.82%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
2008	1,357	$8.67	to	$8.70	$11,798	0.65%	to	0.85%	(16.79)%	to	(16.59)%
2007	628	$10.42	to	$10.43	$6,549	0.65%	to	0.85%	4.20%	to	4.30%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2008	1,007	$11.85	to	$14.66	$14,482	0.65%	to	0.85%	5.15%	to	5.32%
2007	1,372	$11.27	to	$13.92	$18,229	0.65%	to	0.85%	6.12%	to	6.34%
2006	1,519	$10.62	to	$13.09	$19,011	0.65%	to	0.85%	3.31%	to	3.56%
2005	1,498	$10.28	to	$12.64	$18,365	0.65%	to	0.85%	1.18%	to	1.29%
2004	1,361	$10.16	to	$12.48	$16,581	0.65%	to	0.85%	3.09%	to	3.29%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2008	1,071	$10.92	to	$10.96	$11,781	0.65%	to	0.85%	4.80%	to	5.08%
2007	589	$10.42	to	$10.43	$6,193	0.65%	to	0.85%	4.20%	to	4.30%

											(Continued)
JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
2008	905	$9.31	to	$5.84	$6,380	0.65%	to	0.85%	(41.67)%	to	(41.54)%
2007	1,315	$15.96	to	$9.99	$15,434	0.65%	to	0.85%	7.84%	to	8.12%
2006	1,529	$14.80	to	$9.24	$16,027	0.65%	to	0.85%	7.17%	to	7.32%
2005	889	$13.81	to	$8.61	$8,228	0.65%	to	0.85%	11.37%	to	11.53%
2004	355	$7.71	to	$12.40	$2,992	0.65%	to	0.85%	10.99%	to	11.22%
JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICES
2008	713	$5.95	to	$5.97	$4,251	0.65%	to	0.85%	(41.72)%	to	(41.64)%
2007	470	$10.21	to	$10.23	$4,808	0.65%	to	0.85%	2.10%	to	2.30%
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
2008	91	$8.72	to	$5.94	$613	0.65%	to	0.85%	(45.12)%	to	(45.05)%
2007	103	$15.89	to	$10.81	$1,249	0.65%	to	0.85%	8.76%	to	8.86%
2006	152	$14.61	to	$9.93	$1,650	0.65%	to	0.85%	17.16%	to	17.51%
2005	181	$12.47	to	$8.45	$1,649	0.65%	to	0.85%	4.97%	to	5.10%
2004	233	$8.02	to	$11.88	$1,973	0.65%	to	0.85%	3.89%	to	4.10%
JPMORGAN SMALL COMPANY PORTFOLIO
2008	83	$11.39	to	$9.67	$822	0.65%	to	0.85%	(32.56)%	to	(32.47)%
2007	124	$16.89	to	$14.32	$1,823	0.65%	to	0.85%	(6.43)%	to	(6.28)%
2006	171	$18.05	to	$15.28	$2,655	0.65%	to	0.85%	14.02%	to	14.29%
2005	182	$15.83	to	$13.37	$2,468	0.65%	to	0.85%	2.53%	to	2.77%
2004	225	$12.99	to	$15.44	$2,951	0.65%	to	0.85%	26.10%	to	26.35%
LVIP BARON GROWTH OPPORTUNITIES FUND
2008	575	$10.57	to	$10.69	$6,136	0.65%	to	0.85%	(39.63)%	to	(39.50)%
2007	642	$17.51	to	$17.67	$11,306	0.65%	to	0.85%	2.52%	to	2.73%
2006	558	$17.08	to	$17.20	$9,573	0.65%	to	0.85%	14.55%	to	14.74%
2005	535	$14.91	to	$14.99	$8,004	0.65%	to	0.85%	2.47%	to	2.74%
2004	404	$14.55	to	$14.59	$5,886	0.65%	to	0.85%	24.58%	to	24.83%
MFS VIT UTILITY SERIES
2008	54	$6.31	to	$6.32	$341	0.65%	to	0.85%	(36.90)%	to	(36.80)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2008	76	$5.59	to	$5.62	$425	0.65%	to	0.85%	(46.40)%	to	(46.32)%
2007	64	$10.43	to	$10.47	$667	0.65%	to	0.85%	2.15%	to	2.45%
2006	42	$10.21	to	$10.22	$429	0.65%	to	0.85%	2.10%	to	2.20%
NVIT MID CAP INDEX FUND
2008	503	$11.00	to	$11.12	$5,583	0.65%	to	0.85%	(37.14)%	to	(37.03)%
2007	512	$17.50	to	$17.66	$9,034	0.65%	to	0.85%	6.45%	to	6.71%
2006	467	$16.44	to	$16.55	$7,713	0.65%	to	0.85%	8.80%	to	9.03%
2005	454	$15.11	to	$15.18	$6,883	0.65%	to	0.85%	10.94%	to	11.13%
2004	279	$13.62	to	$13.66	$3,806	0.65%	to	0.85%	14.54%	to	14.75%

											(Continued)
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2008	1,297	$12.29	to	$10.28	$13,981	0.65%	to	0.85%	(40.71)%	to	(40.58)%
2007	1,589	$20.73	to	$17.30	$28,844	0.65%	to	0.85%	5.44%	to	5.62%
2006	1,499	$19.66	to	$16.38	$25,484	0.65%	to	0.85%	16.68%	to	16.92%
2005	1,421	$16.85	to	$14.01	$20,589	0.65%	to	0.85%	13.32%	to	13.53%
2004	1,055	$12.31	to	$14.87	$13,432	0.65%	to	0.85%	18.16%	to	18.39%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
2008	618	$9.71	to	$9.78	$6,033	0.65%	to	0.85%	(43.12)%	to	(43.01)%
2007	820	$17.07	to	$17.16	$14,056	0.65%	to	0.85%	11.64%	to	11.86%
2006	542	$15.29	to	$15.34	$8,313	0.65%	to	0.85%	29.69%	to	30.00%
2005	171	$11.79	to	$11.80	$2,013	0.65%	to	0.85%	17.90%	to	18.00%
PIMCO VIT HIGH YIELD FUND
2008	1,171	$10.02	to	$12.64	$13,817	0.65%	to	0.85%	(24.09)%	to	(23.99)%
2007	1,301	$13.20	to	$16.63	$20,373	0.65%	to	0.85%	2.64%	to	2.91%
2006	1,062	$12.86	to	$16.16	$16,161	0.65%	to	0.85%	8.16%	to	8.31%
2005	813	$11.89	to	$14.92	$11,406	0.65%	to	0.85%	3.21%	to	3.47%
2004	709	$11.52	to	$14.42	$9,750	0.65%	to	0.85%	8.62%	to	8.83%
PIMCO VIT LOW DURATION BOND FUND
2008	2,968	$10.87	to	$10.99	$32,729	0.65%	to	0.85%	(1.18)%	to	(1.08)%
2007	2,813	$11.00	to	$11.11	$31,297	0.65%	to	0.85%	6.38%	to	6.72%
2006	2,548	$10.34	to	$10.41	$26,461	0.65%	to	0.85%	3.09%	to	3.27%
2005	2,216	$10.03	to	$10.08	$22,296	0.65%	to	0.85%	0.20%	to	0.40%
2004	1,611	$10.01	to	$10.04	$16,166	0.65%	to	0.85%	0.99%	to	1.19%
PIMCO VIT TOTAL RETURN FUND
2008	6,123	$11.61	to	$11.69	$71,611	0.65%	to	0.85%	3.94%	to	4.10%
2007	4,609	$11.17	to	$11.23	$51,766	0.65%	to	0.85%	7.82%	to	8.08%
2006	3,350	$10.36	to	$10.39	$34,792	0.65%	to	0.85%	2.98%	to	3.08%
2005	529	$10.06	to	$10.08	$5,327	0.65%	to	0.85%	0.60%	to	0.80%
PIONEER EMERGING MARKETS VCT PORTFOLIO
2008	155	$4.42	to	$4.43	$684	0.65%	to	0.85%	(55.80)%	to	(55.70)%
PIONEER FUND VCT PORTFOLIO
2008	266	$9.75	to	$7.68	$2,101	0.65%	to	0.85%	(34.83)%	to	(34.69)%
2007	197	$14.96	to	$11.76	$2,473	0.65%	to	0.85%	4.11%	to	4.35%
2006	125	$14.37	to	$11.27	$1,488	0.65%	to	0.85%	15.61%	to	15.83%
2005	94	$12.43	to	$9.73	$949	0.65%	to	0.85%	5.25%	to	5.53%
2004	94	$9.21	to	$11.81	$890	0.65%	to	0.85%	6.78%	to	7.00%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2008	39	$5.93	to	$5.97	$235	0.65%	to	0.85%	(36.10)%	to	(35.88)%
2007	36	$9.28	to	$9.31	$331	0.65%	to	0.85%	(4.62)%	to	(4.51)%
2006	32	$9.73	to	$9.75	$308	0.65%	to	0.85%	(2.70)%	to	(2.50)%
PIONEER MID CAP VALUE VCT PORTFOLIO
2008	129	$7.29	to	$7.33	$947	0.65%	to	0.85%	(34.32)%	to	(34.20)%
2007	113	$11.10	to	$11.14	$1,253	0.65%	to	0.85%	4.42%	to	4.70%
2006	17	$10.63	to	$10.64	$176	0.65%	to	0.85%	6.30%	to	6.40%

											(Continued)
PIONEER SMALL CAP VALUE VCT PORTFOLIO
2008	226	$10.63	to	$10.75	$2,442	0.65%	to	0.85%	(38.52)%	to	(38.40)%
2007	262	$17.29	to	$17.45	$4,580	0.65%	to	0.85%	(7.74)%	to	(7.53)%
2006	339	$18.74	to	$18.87	$6,383	0.65%	to	0.85%	11.35%	to	11.52%
2005	295	$16.83	to	$16.92	$4,989	0.65%	to	0.85%	13.95%	to	14.19%
2004	327	$14.77	to	$14.82	$4,840	0.65%	to	0.85%	21.27%	to	21.52%
SCHWAB MARKETTRACK GROWTH PORTFOLIO
2008	1,389	$10.68	to	$9.56	$13,703	0.65%	to	0.85%	(31.93)%	to	(31.81)%
2007	1,461	$15.69	to	$14.02	$21,017	0.65%	to	0.85%	4.74%	to	5.02%
2006	1,284	$14.98	to	$13.35	$17,781	0.65%	to	0.85%	14.00%	to	14.20%
2005	907	$13.14	to	$11.69	$11,011	0.65%	to	0.85%	4.87%	to	5.13%
2004	759	$11.10	to	$12.53	$8,745	0.65%	to	0.85%	10.63%	to	10.85%
SCHWAB MONEY MARKET PORTFOLIO
2008	13,814	$11.10	to	$11.48	$158,169	0.65%	to	0.85%	1.19%	to	1.41%
2007	10,419	$10.97	to	$11.32	$117,373	0.65%	to	0.85%	3.88%	to	4.04%
2006	6,805	$10.56	to	$10.88	$73,495	0.65%	to	0.85%	3.73%	to	3.92%
2005	5,245	$10.18	to	$10.47	$54,534	0.65%	to	0.85%	1.90%	to	2.15%
2004	4,300	$9.99	to	$10.25	$43,824	0.65%	to	0.85%	0.05%	to	0.25%
SCHWAB S&P 500 INDEX PORTFOLIO
2008	5,794	$9.67	to	$7.84	$47,658	0.65%	to	0.85%	(37.13)%	to	(36.98)%
2007	5,398	$15.38	to	$12.44	$70,526	0.65%	to	0.85%	4.48%	to	4.63%
2006	4,932	$14.72	to	$11.89	$61,351	0.65%	to	0.85%	14.64%	to	14.88%
2005	4,530	$12.84	to	$10.35	$49,312	0.65%	to	0.85%	3.80%	to	4.02%
2004	4,336	$9.93	to	$12.37	$44,717	0.65%	to	0.85%	9.60%	to	9.81%
SELIGMAN COMMUNICATIONS & INFORMATION FUND
2008	113	$7.64	to	$7.68	$868	0.65%	to	0.85%	(36.91)%	to	(36.79)%
2007	148	$12.11	to	$12.15	$1,799	0.65%	to	0.85%	14.14%	to	14.41%
2006	72	$10.61	to	$10.62	$767	0.65%	to	0.85%	6.10%	to	6.20%
THIRD AVENUE VALUE PORTFOLIO
2008	1,245	$5.44	to	$5.47	$6,798	0.65%	to	0.85%	(44.09)%	to	(44.01)%
2007	1,109	$9.73	to	$9.77	$10,827	0.65%	to	0.85%	(5.63)%	to	(5.42)%
2006	621	$10.31	to	$10.33	$6,411	0.65%	to	0.85%	3.10%	to	3.30%
VAN KAMPEN LIT COMSTOCK
2008	165	$7.58	to	$7.63	$1,258	0.65%	to	0.85%	(36.20)%	to	(36.15)%
2007	160	$11.88	to	$11.95	$1,903	0.65%	to	0.85%	(2.86)%	to	(2.61)%
2006	148	$12.23	to	$12.27	$1,814	0.65%	to	0.85%	15.27%	to	15.54%
2005	36	$10.61	to	$10.62	$380	0.65%	to	0.85%	6.10%	to	6.20%
VAN KAMPEN LIT GROWTH & INCOME
2008	699	$8.72	to	$8.78	$6,126	0.65%	to	0.85%	(32.61)%	to	(32.51)%
2007	521	$12.94	to	$13.01	$6,765	0.65%	to	0.85%	1.97%	to	2.12%
2006	385	$12.69	to	$12.74	$4,894	0.65%	to	0.85%	15.26%	to	15.50%
2005	86	$11.01	to	$11.03	$948	0.65%	to	0.85%	10.10%	to	10.30%

											(Continued)
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2008	394	$10.68	to	$6.56	$2,780	0.65%	to	0.85%	(44.83)%	to	(44.69)%
2007	431	$19.36	to	$11.86	$5,492	0.65%	to	0.85%	21.30%	to	21.52%
2006	334	$15.96	to	$9.76	$3,445	0.65%	to	0.85%	13.76%	to	13.89%
2005	293	$14.03	to	$8.57	$2,610	0.65%	to	0.85%	8.59%	to	8.89%
2004	309	$7.85	to	$12.92	$2,694	0.65%	to	0.85%	18.15%	to	18.39%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2008	278	$10.19	to	$8.32	$2,568	0.65%	to	0.85%	(40.58)%	to	(40.53)%
2007	281	$17.15	to	$13.99	$4,270	0.65%	to	0.85%	5.73%	to	5.98%
2006	279	$16.22	to	$13.20	$3,939	0.65%	to	0.85%	11.25%	to	11.49%
2005	318	$14.58	to	$11.84	$4,080	0.65%	to	0.85%	6.97%	to	7.16%
2004	410	$11.03	to	$13.63	$4,850	0.65%	to	0.85%	17.21%	to	17.45%

											(Concluded)